As filed with the Securities and Exchange Commission on May 1, 2003.

                                                Securities Act File No. 33-66262
                                       Investment Company Act File No. 811-07896

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                           ---

Pre-Effective Amendment No.
                            ----                                           ---
Post-Effective Amendment No.  14                                            X
                             ----                                          ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
                                                                           ---
Amendment No.  15                                                           X
              ---                                                          ---


                        GABELLI GLOBAL SERIES FUNDS, INC.
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 One Corporate Center, Rye, New York 10580-1422
                 ----------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1-800-422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                            ------------------------
                     (Name and Address of Agent for Service)


                                   Copies to:
James E. McKee, Esq.                    Richard T. Prins, Esq.
Gabelli Global Series Funds, Inc.       Skadden, Arps, Slate, Meagher & Flom
One Corporate Center                    Four Times Square, 30th Floor
Rye, New York 10580-1422                New York, New York 10036

It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b); or
-----
  X     on May 1, 2003 pursuant to paragraph (b); or
-----
        60 days after filing pursuant to paragraph (a)(1); or
-----
        on [____] pursuant to paragraph (a)(1); or
-----
        75 days after filing pursuant to paragraph (a)(2); or
-----
        on [____] pursuant to paragraph (a)(2) of Rule 485.
-----

If appropriate, check the following box:
        This  post-effective  amendment  designates a new effective  date for a
-----
        previously filed post-effective amendment.

                        Gabelli Global Series Funds, Inc.
                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                         THE GABELLI GLOBAL GROWTH FUND
                       THE GABELLI GLOBAL OPPORTUNITY FUND
                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 [800-422-3554]
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 p.m.)

--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                -----------------


INVESTMENT AND PERFORMANCE SUMMARY .............    2

INVESTMENT AND RISK INFORMATION ................   13

MANAGEMENT OF THE FUNDS ........................   16

PURCHASE OF SHARES .............................   18

REDEMPTION OF SHARES ...........................   19

EXCHANGE OF SHARES .............................   20

PRICING OF FUND SHARES .........................   21

DIVIDENDS AND DISTRIBUTIONS ....................   22

TAX INFORMATION ................................   22

MAILINGS TO SHAREHOLDERS .......................   22

FINANCIAL HIGHLIGHTS ...........................   22




GABELLI
GLOBAL
SERIES
FUNDS,
INC.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
THE GABELLI GLOBAL GROWTH FUND
THE GABELLI GLOBAL OPPORTUNITY FUND
THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

CLASS AAA SHARES

PROSPECTUS


MAY 1, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                       INVESTMENT AND PERFORMANCE SUMMARY

Gabelli Global Series Funds, Inc. currently offers the following four separate investment portfolios (each a "Fund" and collectively, the "Funds"):

     o The    Gabelli    Global    Telecommunications    Fund    (the    "Global
       Telecommunications Fund")

     o The Gabelli Global Growth Fund (the "Global Growth Fund")

     o The Gabelli Global Opportunity Fund (the "Global Opportunity Fund")

     o The Gabelli Global Convertible Securities Fund (the "Global Convertible Securities Fund")

Each Fund is advised by Gabelli Funds, LLC (the "Adviser"). Each Fund's investment objective cannot be changed without shareholder approval.

                         GLOBAL TELECOMMUNICATIONS FUND

INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:


Undernormal market conditions, the Fund will invest at least 80% of its net assets in common stocks of companies in the telecommunications industry which the Adviser's portfolio management team for the Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization and large-capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries. In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.


The telecommunications companies in which the Fund may invest are engaged in the following products or services: regular telephone service throughout the world; wireless communications services and equipment, including cellular telephone, microwave and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone and computer systems; broadcasting, including television and radio via VHF, UHF, satellite and microwave transmission and cable television.

--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------
PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund also may underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in net asset value ("NAV") than funds which invest in a broad range of issuers. In addition, the Fund concentrates its investments in the telecommunications industry which is subject to governmental regulation and a greater price volatility than the overall market and sells products and services that may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological development.

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through Gabelli & Company, Inc., the Funds' distributor (the "Distributor"), or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:


      o you are a long-term investor
      o you seek growth of capital
      o you seek to diversify your investments outside the U.S.


YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o you are  seeking a high  level of current income
      o you are  conservative in your  investment  approach
      o you seek stability of principal more than growth of capital

PERFORMANCE:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and the life of the Fund compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         GLOBAL TELECOMMUNICATIONS FUND

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                               1994    -3.7%
                               1995    16.2%
                               1996     9.0%
                               1997    31.9%
                               1998    34.8%
                               1999    80.3%
                               2000   -24.1%
                               2001   -20.7%
                               2002   -29.6%

During the period shown in the bar chart, the highest return for a quarter was 31.0% (quarter ended December 31, 1999) and the lowest return for a quarter was (21.9)% (quarter ended June 30, 2002).

           AVERAGE ANNUAL TOTAL RETURNS                                                     SINCE NOVEMBER 1,
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)         PAST ONE YEAR     PAST FIVE YEARS         1993*
   --------------------------------------------        -------------     ---------------    ---------------
Global Telecommunications Fund Class AAA Shares:
    Return Before Taxes ...............................   (29.58)%             0.58%              5.99%
    Return After Taxes on Distributions ...............   (29.58)%            (1.44)%             4.08%
    Return After Taxes on Distributions
        and Sale of Fund Shares .......................   (23.67)%              0.69%              4.80%
Morgan Stanley Capital International
    World Free Index** ................................   (18.98)%            (1.94)%             4.37%
Salomon Smith Barney Global
    Telecommunications Index*** .......................   (28.23)%            (6.51)%             1.30%

------------------------
*    From November 1, 1993, the date that the Fund commenced investment operations.
**   The Morgan Stanley Capital  International  World Free Index is a widely  recognized,  unmanaged index  composed of all  developed  markets in the world.  The Index  figures do not reflect any deduction for fees, expenses or taxes.
***  The Salomon  Smith Barney Global  Telecommunications  Index is a widely  recognized,  unmanaged index composed of global equity securities of companies in the telecommunications industry. The
     Index figures do not reflect any deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:


This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

SHAREHOLDER FEES
  (fees paid directly from your investment):
Sales Charge ...................................................................  NONE
Redemption Fee (for shares held less than 60 days) payable to the Fund .........  2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ................................................................  1.00%
Distribution (Rule 12b-1) Expenses(1) ..........................................  0.25%
Other Expenses .................................................................  0.41%
                                                                                  ----
Total Annual Fund Operating Expenses ...........................................  1.66%
                                                                                  ====

------------------------
(1)  Due to the payment of Rule 12b-1 fees, long-term  shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR        3 YEARS          5 YEARS          10 YEARS
                 --------       --------         --------         --------
                   $169           $523             $902            $1,965


                               GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:


Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies involved in the global marketplace. The Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization and large-capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries. To achieve the Fund's primary objective of capital appreciation, the Adviser's portfolio management team for the Fund employs a disciplined investment program focusing on the globalization and interactivity of the world's market place. The Fund invests in companies at the forefront of accelerated growth.

The Adviser strives to find reasonably valued businesses exhibiting creativity to adapt to the changing environment. Additionally, the Adviser looks for solid franchises, ideally with unique copyrights that can add to overall value creation. Lastly, the Adviser likes growth and therefore looks to businesses involved in the ever-evolving communication revolution. Looking forward, the Adviser continues to believe that the dominant companies of tomorrow will be conducting a major portion of their business via the Internet within the next five years.

In selecting investments, the Adviser seeks companies participating in emerging technological advances in interactive services and products (e.g., computer software) that are accessible to individuals in their homes or offices through consumer electronics content based devices such as telephones, televisions, radios and personal computers. The Fund will invest in companies which the portfolio management team believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In addition, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund also may underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers. In addition, the Fund may invest in specific industries which are subject to governmental regulation, have a greater price volatility than the overall market or sell products and services that may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological development. Many countries also impose various types of ownership restrictions on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio.

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:


      o you are a long-term investor
      o you seek growth of capital
      o you seek to diversify your investments outside the U.S.


YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o you are seeking a high  level of current income
      o you are conservative in your investment approach
      o you seek stability of principal more than growth of capital

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and the life of the Fund compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


                               GLOBAL GROWTH FUND

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                 1995    17.9%
                                 1996    12.5%
                                 1997    41.7%
                                 1998    28.9%
                                 1999   116.1%
                                 2000   -37.5%
                                 2001   -24.2%
                                 2002   -24.8%

During the period shown in the bar chart, the highest return for a quarter was 47.4% (quarter ended December 31, 1999) and the lowest return for a quarter was (23.8)% (quarter ended September 30, 2001).

           AVERAGE ANNUAL TOTAL RETURNS                                                      SINCE FEBRUARY 7,
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)         PAST ONE YEAR     PAST FIVE YEARS           1994*
     -----------------------------------------         -------------     ---------------     -----------------
Global Growth Fund Class AAA Shares:
    Return Before Taxes .............................     (24.79)%            (0.13)%               7.56%
    Return After Taxes on Distributions .............     (24.79)%            (1.28)%               5.84%
    Return After Taxes on Distributions
        and Sale of Fund Shares .....................     (19.83)%            (0.16)%               6.02%
Morgan Stanley Capital International
    World Free Index** ..............................     (18.98)%            (1.94)%               3.75%
Lipper Global Fund Average*** .......................     (19.53)%            (1.01)%               3.91%

------------------------
*    From February 7, 1994, the date that the Fund commenced investment operations.
**   The Morgan Stanley Capital  International  World Free Index is a widely  recognized,  unmanaged index  composed of all  developed  markets in the world.  The Index  figures do not reflect any deduction for fees, expenses or taxes.
***  The Lipper Global Fund Average represents the average performance of global equity mutual funds as tracked by Lipper,  Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:


This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

SHAREHOLDER FEES
  (fees paid directly from your investment):
Sales Charge ...................................................................  NONE
Redemption Fee (for shares held less than 60 days) payable to the Fund .........  2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ................................................................  1.00%
Distribution (Rule 12b-1) Expenses(1) ..........................................  0.25%
Other Expenses .................................................................  0.50%
                                                                                  ----
Total Annual Fund Operating Expenses ...........................................  1.75%
                                                                                  ====

------------------------
(1) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR        3 YEARS        5 YEARS        10 YEARS
                ---------      ---------      ---------       ---------
                   $178          $551           $949           $2,062


                             GLOBAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL INVESTMENT STRATEGIES:


Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies which the Adviser's portfolio management team for the Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.

The Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization and large-capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund may also underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers.

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the

--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------

costs of buying, selling and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:


      o you are a long-term investor
      o you seek growth of capital
      o you seek to diversify your investments outside the U.S.


YOU   MAY NOT WANT TO INVEST IN THE FUND IF:

      o you are seeking a high level of current income
      o you are conservative in your investment approach
      o you seek stability of principal more than growth of capital

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year and the life of the Fund compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


                             GLOBAL OPPORTUNITY FUND

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                 1999    79.2%
                                 2000   -13.5%
                                 2001   -28.9%
                                 2002   -11.5%


During the period shown in the bar chart, the highest return for a quarter was 38.9% (quarter ended December 31, 1999) and the lowest return for a quarter was (22.6)% (quarter ended September 30, 2001).

--------------------------------------------------------------------------------
                                                                               9

--------------------------------------------------------------------------------


           AVERAGE ANNUAL TOTAL RETURNS
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)                    PAST ONE YEAR     SINCE MAY 11, 1998*
    ------------------------------------------                    -------------     ------------------
Global Opportunity Fund Class AAA Shares:
    Return Before Taxes .........................................      (11.48)%            1.55%
    Return After Taxes on Distributions .........................      (11.48)%            0.04%
    Return After Taxes on Distributions
        and Sale of Fund Shares .................................       (9.18)%            0.91%
Morgan Stanley Capital International
    World Free Index** ..........................................      (18.98)%           (4.95)%
Lipper Global Fund Average*** ...................................      (19.53)%           (4.23)%

------------------------
* From May 11, 1998, the date that the Fund commenced investment operations. ** The Morgan Stanley Capital International World Free Index is a widely recognized, unmanaged index composed of all developed markets in the world. The Index figures do not reflect any deduction for fees, expenses or taxes.
*** The Lipper Global Fund Average represents the average performance of global equity mutual funds as tracked by Lipper, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


FEES AND EXPENSES OF THE FUND:


This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

SHAREHOLDER FEES
  (fees paid directly from your investment):
Sales Charge ...................................................................  NONE
Redemption Fee (for shares held less than 60 days) payable to the Fund .........  2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ................................................................  1.00%
Distribution (Rule 12b-1) Expenses(1) ..........................................  0.25%
Other Expenses .................................................................  1.05%
                                                                                  ----
Total Annual Fund Operating Expenses ...........................................  2.30%
                                                                                  ----
Fee Waiver and/or Expense Reimbursement(2) ..................................... (0.80)%
                                                                                  ----
Net Annual Fund Operating Expenses(2) ..........................................  1.50%
                                                                                  ====

------------------------
(1) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(2) The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.50% through December 31, 2003 for the Class AAA Shares. In addition, during the two-year period following any waiver or reimbursement by the Adviser, the Fund has agreed to repay such amount to the extent that after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.50% on an annualized basis for the Class AAA Shares.


EXPENSE EXAMPLE:


This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                  1 YEAR         3 YEARS          5 YEARS        10 YEARS
                ---------       ---------        ---------       ---------
                   $153           $642            $1,157          $2,574



--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

                       GLOBAL CONVERTIBLE SECURITIES FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 80% of its net assets in convertible securities. Convertible securities are bonds, debentures, corporate notes, preferred stocks and other similar securities which are convertible or exchangeable for common stock within a particular time period at a specified price or formula, of foreign and domestic companies. The Adviser believes that certain characteristics of convertible securities make them appropriate investments for a fund seeking a high level of total return on its assets. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from preferred dividend or interest payments as compared to common stock dividends and the decreased risk of decline in value relative to common stock due to the fixed income nature of convertible securities. The Fund may invest without limit in securities that are not considered investment grade and that accordingly have greater risk of loss of principal and interest.

PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Preferred stock and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, the Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund may also underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers. Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

WHO MAY WANT TO INVEST:

The Fund's Class AAA Shares offered herein are offered only to investors who acquire them directly through the Distributor or through a select number of financial intermediaries with whom the Distributor has entered into selling agreements specifically authorizing them to offer Class AAA Shares.

YOU MAY WANT TO INVEST IN THE FUND IF:


      o you are a long-term investor
      o you seek growth of capital
      o you seek to diversify your investments outside the U.S.
      o you are seeking monthly distributions

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o you are conservative in your investment approach
      o you seek stability of principal more than growth of capital

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for one year, five years and the life of the Fund compare to those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


                       GLOBAL CONVERTIBLE SECURITIES FUND

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                               1995    12.6%
                               1996     5.5%
                               1997     2.8%
                               1998     8.6%
                               1999    51.1%
                               2000   -14.0%
                               2001   -13.2%
                               2002    -4.9%


During the period shown in the bar chart, the highest return for a quarter was 20.3% (quarter ended December 31, 1999) and the lowest return for a quarter was (13.0)% (quarter ended September 30, 2001).


           AVERAGE ANNUAL TOTAL RETURNS                                                      SINCE FEBRUARY 3,
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)         PAST ONE YEAR     PAST FIVE YEARS           1994*
     -----------------------------------------         -------------     --------------      ----------------
Global Convertible Securities Fund Class AAA Shares:
    Return Before Taxes ..............................       (4.85)%             3.11%                4.14%
    Return After Taxes on Distributions ..............       (5.05)%             1.68%                2.26%
    Return After Taxes on Distributions
        and Sale of Fund Shares ......................       (1.10)%             3.24%                3.29%
Morgan Stanley Capital International World Free Index**     (19.89)%            (2.12)%               3.88%
UBS Global Convertible Index*** ......................       (0.60)%             6.47%                6.13%
Lipper Convertible Securities Fund Average**** .......       (7.99)%             3.15%                6.85%

------------------------
*    From February 3, 1994, the date that the Fund commenced investment operations.
**   The Morgan Stanley Capital  International  World Free Index is a widely  recognized,  unmanaged index  composed of all  developed  markets in the world.  The Index  figures do not reflect any deduction for fees, expenses or taxes.
***  The UBS  Global  Convertible  Index  is an  unmanaged  index  composed  of  global  convertible securities. The Index figures do not reflect any deduction for fees, expenses or taxes.
**** The Lipper Convertible Securities Fund Average represents the average performance of convertible securities mutual funds as tracked by Lipper, Inc.


--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.

SHAREHOLDER FEES
  (fees paid directly from your investment):
Sales Charge ...................................................................  NONE
Redemption Fee (for shares held less than 60 days) payable to the Fund .........  2.00%
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets):
Management Fees ................................................................  1.00%
Distribution (Rule 12b-1) Expenses(2) ..........................................  0.25%
Other Expenses .................................................................  1.58%
                                                                                  ----
Total Annual Fund Operating Expenses ...........................................  2.83%
                                                                                  ====

------------------------
(1) Due to the payment of Rule 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(2) The Fund has a voluntary fee waiver that may be revoked at any time at the discretion of the Adviser. Under this voluntary fee waiver, the Adviser has agreed to waive its advisory fees to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00% [at least through December 31, 2003] for Class AAA Shares. The fee waiver and total annual operating expenses are:

      Fee Waiver ...............................................................  0.83%
                                                                                  ----
      Total Annual Operating Expenses ..........................................  2.00%
                                                                                  ====


EXPENSE EXAMPLE:

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 YEAR         3 YEARS         5 YEARS       10 YEARS
                ---------       ---------       ---------      ---------
                   $286           $877            $1,494        $3,157


                         INVESTMENT AND RISK INFORMATION


Each Fund invests primarily in common stocks (or, in the case of the Global Convertible Securities Fund, in securities convertible into common stock) of companies which that Fund's portfolio management team believes are likely to have rapid growth in revenues and earnings and the potential for above average capital appreciation. The Adviser invests in companies whose stocks are selling at a significant discount to their "private market value." Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this private market value may exist.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Undervaluation of a company's stock can result from a variety of factors, such as a lack of investor recognition of:


     o the underlying value of a company's fixed assets,
     o the value of a consumer or commercial franchise,
     o changes in the economic or financial environment affecting the company,
     o new, improved or unique products or services,
     o new or rapidly expanding markets,
     o technological developments or advancements affecting the company or its products, or
     o changes in governmental regulations, political climate or competitive conditions.

The actual events that may lead to a significant increase in the value of a company's securities include:

     o a change in the company's management policies,
     o an investor's purchase of a large portion of the company's stock,
     o a merger or reorganization or recapitalization of the company,
     o a sale of a division of the company,
     o a tender offer (an offer to purchase investors' shares),
     o the  spin-off  to  shareholders  of  a  subsidiary,   division  or  other
       substantial assets, or
     o the retirement or death of a senior officer or substantial shareholder of the company.

In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.

The investment policy of each of the Global Telecommunications Fund and the Global Convertible Securities Fund relating to the type of securities in which 80% of the Fund's net assets must be invested may be changed by the Board of Directors without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any change in this policy.

The Funds may also use the following investment technique:

     o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, each Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include fixed income securities, money market instruments, obligations of the U.S. government and its agencies and instrumentalities or repurchase agreements. When following a defensive strategy, a Fund will be less likely to achieve its investment goal.


Investing in the Funds involves the following risks:

     o EQUITY RISK. The principal risk of investing in the Funds is equity risk. Equity risk is the risk that the prices of the securities held by the Funds will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.

     o FUND AND MANAGEMENT RISK. If a portfolio management teams's judgment in selecting securities is incorrect or if the market segment in which a Fund invests has poor performance or falls out of favor with investors, a Fund could underperform the stock market or its peers. A Fund could also fail to meet its investment objective. If the portfolio management team's assessment of the values of the securities a fund holds, or no event occurs which surfaces value, then the value of that Fund's shares may decline.


     o NON-DIVERSIFICATION RISK. Each Fund is a "non-diversified investment company" which means that it can concentrate its investments in the securities of a single company to a greater extent than a diversified investment company. Because each Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers

--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------

       will have a greater impact on the Fund's share price. In addition, many companies in the past several years have adopted so-called "poison pill" and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Funds may buy.


     o INDUSTRY CONCENTRATION RISK. GLOBAL TELECOMMUNICATIONS FUND ONLY -- The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered. Such companies are becoming subject to increasing levels of competition. As a result, stocks of these companies may be subject to greater price volatility.


     o INDUSTRY RISK. Certain industries in which the Funds may invest are subject to governmental regulation and a greater price volatility than the overall market and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry.

        Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits and share valuations.

        Certain of the companies in which the Funds may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Funds may invest be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.


     o LOW CREDIT QUALITY RISK. GLOBAL CONVERTIBLE SECURITIES FUND ONLY -- Because many convertible securities are rated below investment grade, the Fund may invest without limit in securities rated lower than BBB by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("S&P") or Caa or lower by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are of comparable quality as determined by the Adviser. These securities and securities rated BB or lower by S&P or Ba or lower by Moody's may include securities of issuers in default. Such securities are considered by the rating agencies to be predominantly speculative and may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity resulting in the possibility that prices realized upon the sale of such securities will be less than the prices used in calculating the Fund's NAV.


     o CONVERTIBLE SECURITIES AND CREDIT RISK. GLOBAL CONVERTIBLE SECURITIES FUND ONLY -- The characteristics of convertible securities make them appropriate investments for investors who seek a high level of total return with the addition of credit risk. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value, relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were not convertible. During periods of rising interest rates, it is possible that the potential for capital

--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------

       gain on a convertible security may be less than that of a common stock equivalent if the yield on the convertible security is at a level which causes it to sell at a discount. Any common stock or other equity security received by conversion will not be included in the calculation of the percentage of total assets invested in convertible securities.

     o PORTFOLIO TURNOVER RISK. The investment policies of the Funds may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Funds' expenses which could negatively affect the Funds' performance.

     o FOREIGN SECURITIES RISK. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability.

          o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          o Foreign markets may be less liquid and more volatile than U.S. markets.

          o Foreign securities often trade in currencies other than the U.S. dollar, and the Funds may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Funds to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Funds' foreign currency holdings.

          o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.


Each Fund's investments in the securities of developing countries involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of developing countries historically have been more volatile than the markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

                             MANAGEMENT OF THE FUNDS


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment program and manages the operations of the Funds under the general supervision of the Funds' Board of Directors. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------


a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of Gabelli Asset Management Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").

As compensation for its services and the related expenses borne by the Adviser, the Adviser is entitled to an advisory fee, computed daily and payable monthly, at the annual rates set forth below:

                                            ANNUAL ADVISORY FEE -                  ADVISORY FEE PAID FOR
                                              CONTRACTUAL RATE                  FISCAL YEAR ENDED 12/31/02
                                     (AS A PERCENTAGE OF AVERAGE DAILY       (AS A PERCENTAGE OF AVERAGE DAILY
           FUND                                  NET ASSETS)                            NET ASSETS)
       ------------                   ---------------------------------      ---------------------------------
Global Telecommunications Fund                      1.00%                                    1.00%
Global Growth Fund                                  1.00%                                    1.00%
Global Opportunity Fund                             1.00%                                    0.20%*
Global Convertible Securities Fund                  1.00%                                    1.00%

------------------------
 * After reimbursement of expenses to the Fund.

The Adviser contractually has agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary to maintain the Total
Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.50% for Class AAA Shares of the Global Opportunity Fund. This fee waiver and expense reimbursement arrangement will continue until at least through December 31, 2003. The Adviser voluntarily has agreed to waive its investment advisory fee to the extent necessary to maintain Total Annual Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00%,for Class AAA Shares, respectively, of the Global Convertible Securities Fund. This fee waiver arrangement may be increased or decreased at any time.


In addition, during the two year period following any waiver or reimbursement by the Adviser, the Global Opportunity Fund has agreed to repay such amount to the extent that after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.50% for Class AAA Shares on an annualized basis.


THE PORTFOLIO MANAGERS. Each of the Global Series Funds are managed by an investment team comprised of Portfolio Managers employed by the Adviser. Principal members of the investment team consist of the following and where appropriate, lead managers are identified.

Mr. Mario J. Gabelli, Chairman, President and Chief Executive Officer of the Adviser since its organization in 1980. Mr. Gabelli is the team member with principal responsibility for the Global Telecommunications Fund.

Mr. Marc Gabelli, Managing Director of Gabelli Group Capital Partners and Portfolio Manager of the Adviser and an analyst with the Adviser since 1993.

Mr.  Caesar  Bryan,  Portfolio  Manager of the Gabelli  Gold Fund,  Inc. and the
Gabelli   International   Growth  Fund,   Inc.  and  Senior  Vice  President  of
GAMCOInvestors, Inc., a wholly-owned subsidiary of GBL,since 1994.

Mr. A. Hartswell Woodson III, Portfolio Manager with the Adviser since 1993. Mr. Woodson is the team leader with principal responsibility for the Global Convertible Securities Fund.

Mr. Evan Miller, Portfolio Manager and research analyst with the Adviser following the telecommunications industry on a regular basis since 2002. Prior to 2002, Mr. Miller worked as a consultant in the telecommunications industry (2001-2002), was Vice President of Business Developement for Viatel (1999-2001) and

--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------


was Director of Equity Research for Credit Suisse First Boston (1995-1999) covering European telecommunications.

Mr Ivan Arteaga, Portfolio Manager with the Adviser since 1994.

RULE 12B-1  PLAN.  Each Fund has  adopted a plan  under Rule 12b-1 (the  "Plan")
which authorizes payments by each Fund on an annual basis of 0.25% of its average daily net assets attributable to Class AAA Shares to finance distribution of its Class AAA Shares. Each Fund may make payments under its Plan for the purpose of financing any activity primarily intended to result in the sale of Class AAA Shares of the Fund. To the extent any activity is one that a Fund may finance without a distribution plan, each Fund may also make payments to compensate such activity outside of the Plan and not be subject to its limitations. Because payments under the Plan are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                               PURCHASE OF SHARES

You can purchase the Funds' shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares directly through the Distributor, directly from the Funds through the Funds' transfer agent or through registered broker-dealers that have entered into selling agreements with the Distributor.

      o BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "[name of Fund]" to:

        BY MAIL                            BY PERSONAL DELIVERY
        -------                            --------------------
        THE GABELLI FUNDS                  THE GABELLI FUNDS
        P.O. BOX 8308                      C/O BFDS
        BOSTON, MA                         02266-8308
                                           66 BROOKS DRIVE
                                           BRAINTREE, MA 02184


You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund(s) and class of shares you wish to purchase.

      o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund(s) at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                           RE: THE GABELLI ("NAME OF") FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110


       If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street Bank and Trust Company ("State Street") will not charge you for receiving wire transfers.

SHARE PRICE. The Funds sell their Class AAA Shares at the net asset value next determined after the Funds receive your completed subscription order form, but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment


--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------


amounts applicable to such plans. There is no minimum subsequent investment requirement. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Funds make available IRA, "Roth" IRA and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Funds do not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Funds offer an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Funds' transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.


GENERAL. State Street will not issue share certificates unless you request them. The Funds reserve the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Funds' best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Funds' minimum purchase requirement.

                              REDEMPTION OF SHARES



You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming their shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell their shares or accurately determine the value of their assets, or if the Securities and Exchange Commission ("SEC") orders the Funds to suspend redemptions.

The Funds redeem their shares at the net asset value next determined after the Funds receive your redemption request. See "Pricing of Fund Shares" for a description of the calculation of net asset value.

If you sell or exchange your shares within 60 days or less after the purchase date, you will be charged a fee of 2.00% of the total redemption amount. This fee is retained by the company to compensate the company for the extra expense it incurs because of short-term trading. In addition, the company hopes that the fee will discourage short-term trading of their shares. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchasing (shares held longest will be redeemed first). The redemption fee will not apply to shares currently held by shareholders and shares purchased through programs (such as certain wrap fee fund programs, supermarket programs and employee benefit plans) that the Adviser determines have appropriate anti-short term trading policies in place or that are unable legally or procedurally to restrict short-term trading. The redemption fee may be modified or discontinued at any time or from time to time.


You may redeem shares through the Distributor or directly from the Funds through the Funds' transfer agent.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


      o BY LETTER. You may mail a letter requesting redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund(s) and the share class, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

      o BY TELEPHONE OR THE INTERNET. You may redeem your shares in an account directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the U.S.) or visiting our website at www.gabelli.com, subject to a $25,000 limitation. YOU MAY NOT REDEEM SHARES HELD THROUGH AN IRA BY TELEPHONE OR THE INTERNET. If State Street properly acts on telephone or Internet instructions and follows reasonable procedures to protect against unauthorized transactions, neither State Street nor the Funds will be responsible for any losses due to telephone or Internet transactions. You may be responsible for any fraudulent telephone or Internet order as long as State Street or the Funds take reasonable measures to verify the order. You may request that redemption proceeds be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire or invested in another mutual fund advised by the Adviser (see "Exchange of Shares").


        1.TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Funds will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

        2.TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Funds accept telephone or Internet requests for wire redemption in amounts of at least $1,000. The Funds will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The proceeds are normally wired on the next Business Day.


AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly or annual basis if you have at least $10,000 in your account and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Funds may redeem all shares in your account (other than an IRA) if its value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Funds initiate such action and allowed 30 days to increase the value of your account to at least $1,000.


REDEMPTION PROCEEDS. A redemption request received by a Fund will be effected at the net asset value next determined after a Fund receives the request. If you request redemption proceeds by check, the Funds will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund(s) shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Funds will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

                               EXCHANGE OF SHARES


You can exchange shares of the Fund(s) you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange call 800-GABELLI (800-422-3554). You may also


--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------

exchange your shares for shares of a money market fund managed by the Adviser or its affiliates.

In effecting an exchange:

        o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.

        o if you are exchanging to a fund with a higher sales charge, you must pay the difference at the time of exchange.

        o you may realize a taxable gain or loss.



        o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain a prospectus.

You may exchange shares through the Distributor, directly through the Funds' transfer agent or through a registered broker-dealer.

     o EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

     o EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the funds whose shares you wish to exchange, and the name of the funds whose shares you wish to acquire.

     o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates.

The Funds may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.



                             PRICING OF FUND SHARES

Each Fund's net asset value per share is calculated on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


Each Fund's net asset value per share is determined as of the close of regular trading of the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share is computed by dividing the value of a Fund's net assets (i.e., the value of its securities and other assets less their liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the Class AAA Shares by the total number of its Class AAA Shares outstanding at the time the determination is made. The Funds use market quotations in valuing their portfolio securities. Investments that mature in 60 days or less are valued at amortized cost, which the Directors believe represents fair value. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the next calculation of net asset value per share after the purchase or redemption order is received in proper form.

Trading takes place in various foreign markets on days which are not Business Days and therefore a Fund's respective net asset value per share is not calculated. The calculation of a Fund's net asset value may not take place contemporaneously with the determination of the prices of portfolio securities held by a Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net asset value unless the Board of Directors deems that the particular event would materially affect the net asset value,


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


in which case the value of those securities will be determined by or under the direction of the Board of Directors after taking into account relevant information.


                          DIVIDENDS AND DISTRIBUTIONS


Dividends of net investment income and capital gains, if any, will be paid annually, except for the Global Convertible Securities Fund which pays dividends monthly. You may have dividends or capital gain distributions that are declared by the Funds automatically reinvested at net asset value in additional shares of the Funds. You will make an election to receive dividends and distributions in cash or Fund(s) shares at the time you purchase your shares. You may change this election by notifying the Funds in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price without sales charge based on the net asset value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, however the Global Convertible Securities Fund has been distributing $0.10 per share on a monthly basis. To the extent the distributions are in excess of the Global Convertible Securities Fund's taxable income, the distributions will be treated as a non-taxable return of capital. There can be no assurance that the Funds will pay any dividends or realize any capital gains or other income.


                                 TAX INFORMATION


The Funds expect that distributions will consist primarily of net investment income, net capital gains or a return of capital. Capital gains may be taxed at different rates depending on the length of time the Funds hold the assets giving rise to such capital gains. Dividends out of net investment income and distributions of net short-term capital gains (i.e., gains from assets held by the Funds for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Funds, generally will be subject to federal, state or local taxes. A redemption of the Funds' shares or an exchange of the Funds' shares for shares of another fund will be treated for tax purposes as a sale of the Funds' shares; and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax. The tax basis of your holdings will be reduced to the extent you recieve any distributions treated as a non-taxable return of capital.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the Statement of Additional Information that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.


                             MAILINGS TO SHAREHOLDERS


In our continuing effort to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions, within 30 days of your request.


                              FINANCIAL HIGHLIGHTS

The financial highlight tables are intended to help you understand the financial performance for the past five fiscal years of the Funds. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds' Class AAA Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Grant
Thornton, LLP, independent auditors, whose report along with the Funds' financial statements and related notes are included in each Fund's annual report, which is available upon request.

--------------------------------------------------------------------------------
22

Per share amounts for the Fund's Class AAA Shares outstanding throughout each fiscal year ended December 31,

                     THE GABELLI GLOBAL TELECOMMUNICATIONS FUND


                                             INCOME
                                    FROM INVESTMENT OPERATIONS                       DISTRIBUTIONS
                           -----------------------------------------    ---------------------------------------
                                              NET
              NET ASSET                   REALIZED AND       TOTAL                     NET
  PERIOD        VALUE,        NET          UNREALIZED         FROM          NET      REALIZED
   ENDED      BEGINNING    INVESTMENT     GAIN(LOSS)ON     INVESTMENT   INVESTMENT   GAIN ON          TOTAL
DECEMBER 31,  OF PERIOD      INCOME        INVESTMENTS     OPERATIONS     INCOME    INVESTMENTS   DISTRIBUTIONS
------------  ----------   ----------     -------------    ----------   ----------  ------------  -------------
CLASS AAA
   2002       $ 13.96        $(0.01)        $(4.12)         $(4.13)           --          --              --
   2001         17.63         (0.07)         (3.58)          (3.65)           --      $(0.02)         $(0.02)
   2000         26.95          0.59          (7.13)          (6.54)      $ (0.63)      (2.15)          (2.78)
   1999         16.62          0.05          13.22           13.27         (0.05)      (2.89)          (2.94)
   1998         13.32          0.01           4.60            4.61         (0.01)      (1.30)          (1.31)




              DISTRIBUTIONS                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
     --------------------------------     ----------------------------------------------------------
                                                              NET
               NET ASSET                 NET ASSETS        INVESTMENT     OPERATING
  PERIOD         VALUE,                    END OF           INCOME TO    EXPENSES TO     PORTFOLIO
   ENDED        END OF       TOTAL         PERIOD          AVERAGE NET   AVERAGE NET     TURNOVER
DECEMBER 31,    PERIOD       RETURN+      (IN 000'S)         ASSETS        ASSETS (A)      RATE
------------  ----------   ----------    -----------      -------------  ------------    ----------
CLASS AAA
   2002         $9.83         (29.6)%      $139,455          (0.05)%         1.66%           8%
   2001         13.96         (20.7)        233,887          (0.45)          1.52           15
   2000         17.63         (24.1)        329,415           2.36           1.46           49
   1999         26.95          80.3         460,483           0.28           1.48           60
   1998         16.62          34.8         170,483           0.08           1.60           20

   --------------------------------
+    Total return  represents  aggregate  total return of a  hypothetical  $1,000  investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)  The Fund incurred interest expense during the year ended December 31, 2002. If interest expense had not been  incurred,  the ratio of operating  expenses to average net assets would have been
     1.64%.

                         THE GABELLI GLOBAL GROWTH FUND




                                             INCOME
                                    FROM INVESTMENT OPERATIONS                      DISTRIBUTIONS
                           -----------------------------------------    --------------------------------------
                                              NET
              NET ASSET       NET         REALIZED AND       TOTAL                     NET
  PERIOD        VALUE,     INVESTMENT      UNREALIZED         FROM          NET      REALIZED
   ENDED      BEGINNING      INCOME       GAIN(LOSS)ON     INVESTMENT   INVESTMENT    GAIN ON         PAID-IN-
DECEMBER 31,  OF PERIOD      (LOSS)        INVESTMENTS     OPERATIONS     INCOME    INVESTMENTS       CAPITAL
------------  ----------   ----------     -------------    ----------   ----------  ------------    -----------
CLASS AAA
   2002        $15.45       $ (0.08)       $ (3.75)         $  (3.83)         --           --            --
   2001         20.37         (0.16)         (4.76)            (4.92)         --           --            --
   2000         35.17         (0.29)        (12.92)           (13.21)         --       $(1.48)       $(0.11)
   1999         16.99         (0.13)         19.77             19.64      $(0.00)(a)    (1.46)           --
   1998         14.28          0.11           3.98              4.09       (0.11)       (1.27)           --




                 DISTRIBUTIONS                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                --------------                  ------------------------------------------------------------------------
                                                                                  NET
                                 NET ASSET                   NET ASSETS        INVESTMENT      OPERATING
  PERIOD                          VALUE,                      END OF           INCOME TO      EXPENSES TO     PORTFOLIO
   ENDED           TOTAL          END OF         TOTAL         PERIOD          AVERAGE NET    AVERAGE NET     TURNOVER
DECEMBER 31,    DISTRIBUTIONS      PERIOD       RETURN+      (IN 000'S)         ASSETS         ASSETS (B)       RATE
------------    -------------    ----------    -----------   ------------     -------------    -----------    ---------
CLASS AAA
   2002                --         $11.62         (24.8)%       $105,034           (0.58)%          1.75%          82%
   2001                --          15.45         (24.2)         178,575           (0.91)           1.75          102
   2000            $(1.59)         20.37         (37.5)         271,572           (0.95)           1.60           93
   1999             (1.46)         35.17         116.1          447,769           (0.85)           1.58           63
   1998             (1.38)         16.99          28.9           73,999           (0.66)           1.66          105

--------------------------------
+    Total return  represents  aggregate  total return of a  hypothetical  $1,000  investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)  Amount represents less than $0.005 per share.
(b)  The Fund incurred  interest  expense during the years ended December 31, 2002, 2001, 2000, 1999 and 1998.  If  interest  expense had not been  incurred,  the ratios of  operating  expenses to average net assets would have been 1.70%, 1.59%, 1.49%, 1.55% and 1.63%, respectively.

                       THE GABELLI GLOBAL OPPORTUNITY FUND


                                             INCOME
                                    FROM INVESTMENT OPERATIONS                        DISTRIBUTIONS
                           -----------------------------------------    -------------------------------------------
                                              NET
              NET ASSET                   REALIZED AND       TOTAL                        NET
  PERIOD        VALUE,        NET          UNREALIZED         FROM          NET         REALIZED
   ENDED      BEGINNING    INVESTMENT     GAIN(LOSS)ON     INVESTMENT    INVESTMENT     GAIN ON           TOTAL
DECEMBER 31,  OF PERIOD   INCOME (LOSS)   INVESTMENTS      OPERATIONS     INCOME      INVESTMENTS     DISTRIBUTIONS
------------  ----------  -------------   -------------    ----------    ----------   ------------    --------------
CLASS AAA
   2002        $10.02        $ 0.00(e)      $  (1.15)       $ (1.15)            --           --              --
   2001         14.24          0.13            (4.25)         (4.12)      $  (0.10)          --         $ (0.10)
   2000         18.03          0.26            (2.72)         (2.46)         (0.29)     $ (1.04)          (1.33)
   1999         10.55          0.03             8.30           8.33             --        (0.85)          (0.85)
   1998(a)      10.00          0.09             0.91           1.00          (0.15)       (0.30)          (0.45)





                  DISTRIBUTIONS                                       RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
             -------------------------             -------------------------------------------------------------------------------
                                                           NET          OPERATING          OPERATING
                 NET ASSET            NET ASSETS        INVESTMENT      EXPENSES TO        EXPENSES TO
  PERIOD          VALUE,               END OF        INCOME(LOSS) TO   AVERAGE NET        AVERAGE NET      PORTFOLIO
   ENDED          END OF      TOTAL     PERIOD          AVERAGE NET    ASSETS BEFORE      ASSETS NET OF     TURNOVER
DECEMBER 31,       PERIOD    RETURN+  (IN 000'S)         ASSETS        REIMBURSEMENT(C)   REIMBURSEMENT(D)    RATE
------------     ---------  --------- ------------     -------------   ---------------    ---------------   ---------
CLASS AAA
   2002          $  8.87     (11.5)%   $ 15,000           (0.05)%           2.39%               1.59%          0%
   2001            10.02     (28.9)      18,422            1.11             2.00                1.59          31
   2000            14.24     (13.5)      31,023            1.50             1.79                1.50          50
   1999            18.03      79.2       26,779            0.36             1.97                1.03          49
   1998(a)         10.55      10.1        5,866            1.72(b)          4.77(b)             1.00(b)      127

--------------------------------
+    Total return  represents  aggregate  total return of a  hypothetical  $1,000  investment at the beginning of the period and sold at the end of the period including  reinvestment of dividends.
     Total return for the period of less than one year is not annualized.
(a)  From commencement of investment operations on May 11, 1998.
(b)  Annualized.
(c)  During the periods ended December 31, 2000, 1999 and 1998, the Adviser  voluntarily  reimbursed certain  expenses.  If such  expense  reimbursement  had not  occurred,  the ratio of operating expenses to average net assets would have been as shown.
(d)  The Fund incurred  interest  expense during the years ended December 31, 2002,  2001,  2000 and
     1999. If interest  expense had not been incurred,  the ratios of operating  expenses to average net assets net of reimbursement would have been 1.50%, 1.50%, 1.50% and 1.00%, respectively.
(e)  Amount represents less than $0.005 per share.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND


                                             INCOME
                                    FROM INVESTMENT OPERATIONS                          DISTRIBUTIONS
                           -----------------------------------------    ---------------------------------------
                                              NET
              NET ASSET                   REALIZED AND       TOTAL                       NET
  PERIOD        VALUE,        NET          UNREALIZED         FROM          NET         REALIZED        RETURN
   ENDED      BEGINNING    INVESTMENT     GAIN(LOSS)ON     INVESTMENT    INVESTMENT     GAIN ON           OF
DECEMBER 31,  OF PERIOD      INCOME        INVESTMENTS      OPERATIONS     INCOME      INVESTMENTS      CAPITAL
------------  ----------  -------------   -------------    ----------    ----------   ------------    -----------
CLASS AAA
   2002        $ 8.29        $ 0.07          $(0.50)        $(0.43)      $  (0.04)            --        $ (1.16)
   2001         10.86         (0.09)          (1.28)         (1.37)            --        $ (0.00)(a)      (1.20)
   2000         13.88         (0.54)          (1.28)         (1.82)            --          (1.20)            --
   1999         10.12         (0.18)           5.33           5.15          (0.03)         (1.36)            --
   1998          9.39         (0.12)           0.93           0.81          (0.01)         (0.07)            --





              DISTRIBUTIONS                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
     ------------------------------------           ----------------------------------------------------------
                                                                         NET
                             NET ASSET                 NET ASSETS      INVESTMENT     OPERATING
  PERIOD                      VALUE,                    END OF         INCOME TO      EXPENSES TO    PORTFOLIO
   ENDED       TOTAL          END OF       TOTAL         PERIOD        AVERAGE NET   AVERAGE NET     TURNOVER
DECEMBER 31  DISTRIBUTIONS    PERIOD      RETURN+      (IN 000'S)        ASSETS       ASSETS (B)       RATE
------------ -------------   ----------  ---------    -------------    ------------  ------------    ---------
CLASS AAA
   2002        $ (1.20)       $  6.66       (4.9)%         $ 9,316        0.97%          2.83%           33%
   2001          (1.20)          8.29      (13.2)            8,288       (0.93)          2.69            49
   2000          (1.20)         10.86      (14.0)           10,552       (3.19)          2.64            89
   1999          (1.39)         13.88       51.11            7,593       (2.29)          2.44           151
   1998          (0.08)         10.12        8.6             7,326       (1.00)          2.63            89

--------------------------------
+    Total return  represents  aggregate  total return of a  hypothetical  $1,000  investment at the beginning of the period and sold at the end of the period including reinvestment of dividends.
(a)  Amount represents less than $0.005 per share.
(b)  The Fund incurred  interest  expense during the years ended December 31, 2002,  2001,  2000 and
     1999. If interest  expense had not been incurred,  the ratios of operating  expenses to average net assets would have been 2.82%, 2.67%, 2.46% and 2.42% respectively.

--------------------------------------------------------------------------------
                    GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?


The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.


WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?


We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic and procedural safeguards to keep your personal information confidential.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                              27

--------------------------------------------------------------------------------
                        GABELLI GLOBAL SERIES FUNDS, INC.
                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                         THE GABELLI GLOBAL GROWTH FUND
                       THE GABELLI GLOBAL OPPORTUNITY FUND
                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                                CLASS AAA SHARES

================================================================================
FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


Each Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
 You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Funds by contacting:


                        Gabelli Global Series Funds, Inc.

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com

--------------------------------------------------------------------------------
You can review and/or copy the Funds' prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


     o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 202-942-8090.

     o Free from the EDGAR Database on the Commission's website at www.sec.gov.


(Investment Company Act File No. 811-07896)

                        Gabelli Global Series Funds, Inc.
                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                         THE GABELLI GLOBAL GROWTH FUND
                       THE GABELLI GLOBAL OPPORTUNITY FUND
                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                 [800-422-3554]
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                          800-GABELLI after 6:00 p.m.)

--------------------------------------------------------------------------------
                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.
--------------------------------------------------------------------------------


                                TABLE OF CONTENTS
                                -----------------


INVESTMENT AND PERFORMANCE SUMMARY .............    2

INVESTMENT AND RISK INFORMATION ................   18

MANAGEMENT OF THE FUNDS ........................   21

CLASSES OF SHARES ..............................   22

PURCHASE OF SHARES .............................   26

REDEMPTION OF SHARES ...........................   27

EXCHANGE OF SHARES .............................   28

PRICING OF FUND SHARES .........................   29

DIVIDENDS AND DISTRIBUTIONS ....................   29


TAX INFORMATION ................................   30

MAILINGS TO SHAREHOLDERS .......................   30

FINANCIAL HIGHLIGHTS ...........................   30




GABELLI
GLOBAL
SERIES
FUNDS,
INC.

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
THE GABELLI GLOBAL GROWTH FUND
THE GABELLI GLOBAL OPPORTUNITY FUND
THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

PROSPECTUS


MAY 1, 2003


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                       INVESTMENT AND PERFORMANCE SUMMARY

Gabelli Global Series Funds, Inc. currently offers the following four separate investment portfolios (each a "Fund" and collectively, the "Funds"):

      o  The   Gabelli    Global    Telecommunications    Fund   (the    "Global
         Telecommunications Fund")

      o  The Gabelli Global Growth Fund (the "Global Growth Fund")

      o  The Gabelli Global Opportunity Fund (the "Global Opportunity Fund")

      o The Gabelli Global Convertible Securities Fund (the "Global Convertible Securities Fund")

Each Fund is advised by Gabelli Funds, LLC (the "Adviser"). Each Fund's investment objective cannot be changed without shareholder approval.

                         GLOBAL TELECOMMUNICATIONS FUND

INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL  INVESTMENT STRATEGIES:


Under normal market conditions, the Fund will invest at least 80% of its net assets in common stocks of companies in the telecommunications industry which the Adviser's portfolio management team for the Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund invests primarily in common stocks of foreign and domestic small capitalization, mid capitalization and large-capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries. In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.

The telecommunications companies in which the Fund may invest are engaged in the following products or services: regular telephone service throughout the world; wireless communications services and equipment, including cellular telephone, microwave and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone and computer systems; broadcasting, including television and radio via VHF, UHF, satellite and microwave transmission and cable television.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund also may underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in net asset value ("NAV") than funds which invest in a broad range of issuers. In addition, the Fund concentrates its investments in the telecommunications industry which is subject to

--------------------------------------------------------------------------------
2

--------------------------------------------------------------------------------

governmental regulation and a greater price volatility than the overall market and sells products and services that may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological development.

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

YOU MAY WANT TO INVEST IN THE FUND IF:


      o  you are a long-term investor
      o  you seek growth of capital
      o  you seek to diversify your investments outside the U.S.


YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o  you are seeking a high  level of  current income
      o  you are conservative in your investment approach
      o  you seek stability of principal more than growth of capital

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for the one year, five years and life of the Fund compare to those of a broad-based securities market index. The historical performance of Class AAAShares, which are not offered in this prospectus, is used to calculate performance for Class A, Class B and Class C Shares prior to their issuance. Class A, Class B and Class CShares all commenced on March 1, 2000. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year, five years and the life of the Fund have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and distribution fees. The performance for the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                 1994    -3.7%
                                 1995    16.2%
                                 1996     9.0%
                                 1997    31.9%
                                 1998    34.8%
                                 1999    80.3%
                                 2000   -24.1%
                                 2001   -20.7%
                                 2002   -33.6%

The bar chart above shows the total returns for Class AAA Shares for the periods ended 1994 through 2000 and Class A Shares for the periods ended 2001 and 2002. The Class A, Class B and Class C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 31.0% (quarter ended December 31, 1999) and the lowest return for a quarter was (21.9)% (quarter ended June 30, 2002).

           AVERAGE ANNUAL TOTAL RETURNS                                                    SINCE NOVEMBER 1,
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)        PAST ONE YEAR      PAST FIVE YEARS        1993*
    -------------------------------------------       -------------      --------------    -----------------
Global Telecommunications Fund Class A Shares**
    Return Before Taxes .............................   (33.59)%            (0.58)%               5.32%
    Return After Taxes on Distributions .............   (33.59)%            (2.60)%               3.41%
    Return After Taxes on Distributions
        and Sale of Fund Shares .....................   (26.87)%            (0.26)%               4.80%
Class B Shares**
    Return Before Taxes .............................   (30.08)%             0.23%                5.79%
Class C Shares**
    Return Before Taxes .............................   (30.10)%             0.21%                5.78%
Morgan Stanley Capital International
    World Free Index*** .............................   (18.98)%            (1.94)%               4.37%
Salomon Smith Barney Global
    Telecommunications Index**** ....................   (28.23)%            (6.51)%               1.30%

------------------------
*    From  November  1,  1993,  the date  that  the  Fund's  Class  AAAShares  commenced  investment operations.
**   Class A Shares  include the effect of the initial  sales  charge and Class B and Class C Shares include  the effect of the  contingent  deferred  sales  charge,  but do not reflect the higher expenses applicable to Class B and Class CShares.
***  The Morgan Stanley Capital International World Free Index is an unmanaged index composed of all developed  markets in the world.  The Index  figures do not  reflect  any  deduction  for fees, expenses or taxes.
**** The Salomon  Smith Barney Global  Telecommunications  Index is a widely  recognized,  unmanaged index composed of global equity securities of companies in the telecommunications industry. The
     Index figures do not reflect any deduction for fees, expenses or taxes.


--------------------------------------------------------------------------------
4

--------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. Actual after-tax returns for other classes will vary due to the differences in expenses.


FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                              CLASS A           CLASS B          CLASS C
                                                               SHARES           SHARES           SHARES
                                                              ---------        ---------        ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Redemption Fee (for shares held less than 60 days)
  payable to the Fund .....................................     2.00%            None             None
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) .....................     5.75%(1)         None             None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price(4)) ................     None(2)          5.00%(3)         1.00%(3)
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees ...........................................     1.00%            1.00%            1.00%
Distribution and Service (Rule 12b-1) Expenses(5) .........     0.25%            1.00%            1.00%
Other Expenses ............................................     0.41%            0.41%            0.41%
                                                                ----             ----             ----
Total Annual Operating Expenses ...........................     1.66%            2.41%            2.41%
                                                                ====             ====             ====

------------------------
(1)  The sales charge declines as the amount invested increases.
(2)  If no sales  charge was paid at the time of purchase as part of an  investment  that is greater than $2,000,000, shares redeemed within 24 months of such purchase may be subject to a deferred sales charge of 1.00%.
(3)  The Fund  imposes a sales  charge  upon  redemption  of Class B Shares if you sell your  shares within seventy-two  months after purchase.  The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to  redemptions  of Class C Shares within twenty-four months after purchase.
(4)  "Redemption  price"  equals  the net  asset  value at the  time of  investment  or  redemption, whichever is lower.
(5)  Due to the payment of Rule 12b-1 fees, long-term  shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


EXPENSE EXAMPLE:


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                               1 YEAR           3 YEARS          5 YEARS          10 YEARS
                                              ---------        ---------        ---------         ---------
Class A Shares
     - assuming redemption..................     $734            $1,068           $1,425            $2,427
     - assuming no redemption...............     $734            $1,068           $1,425            $2,427

Class B Shares
     - assuming redemption..................     $744            $1,051           $1,485            $2,746
     - assuming no redemption...............     $244              $751           $1,285            $2,746

Class C Shares
     - assuming redemption..................     $344              $751           $1,285            $2,746
     - assuming no redemption...............     $244              $751           $1,285            $2,746



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL  INVESTMENT STRATEGIES:


Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of companies involved in the global marketplace. The Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization and large-capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries. To achieve the Fund's primary objective of capital appreciation, the Adviser's portfolio management team for the Fund employs a disciplined investment program focusing on the globalization and interactivity of the world's market place. The Fund invests in companies at the forefront of accelerated growth.

The Adviser strives to find reasonably valued businesses exhibiting creativity to adapt to the changing environment. Additionally, the Adviser looks for solid franchises, ideally with unique copyrights that can add to overall value creation. Lastly, the Adviser likes growth and therefore looks to businesses involved in the ever-evolving communication revolution. Looking forward, the Adviser continues to believe that the dominant companies of tomorrow will be conducting a major portion of their business via the Internet within the next five years.

In selecting investments, the Adviser seeks companies participating in emerging technological advances in interactive services and products (e.g., computer software) that are accessible to individuals in their homes or offices through consumer electronics content based devices such as telephones, televisions, radios and personal computers. The Fund will invest in companies which the portfolio management team believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In addition, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund also may underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers. In addition, the Fund may invest in specific industries which are subject to governmental regulation, have a greater price volatility than the overall market or sell products and services that may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological development. Many countries also impose various types of ownership restrictions on investments both in mass media companies, such as broadcasters and cable operators, as well as in common carrier companies, such as the providers of local telephone service and cellular radio.

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risk resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the

--------------------------------------------------------------------------------
6

--------------------------------------------------------------------------------

costs of buying, selling and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

YOU MAY WANT TO INVEST IN THE FUND IF:


      o  you are a long-term investor
      o  you seek growth of capital
      o  you seek to diversify your investments outside the U.S.


YOU   MAY NOT WANT TO INVEST IN THE FUND IF:

      o you are seeking a high  level of current income
      o you are conservative in your investment approach
      o you seek stability of principal more than growth of capital

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for the one year, five years and the life of the Fund compare to those of a broad-based securities market index. The historical performance of Class AAAShares, which are not offered in this prospectus, is used to calculate performance for Class A, Class B and Class C Shares prior to their issuance. Class A, Class B and Class CShares all commenced on March 1, 2000. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year, five years and the life of the Fund have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and distribution fees. The performance for the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                 1995    17.9%
                                 1996    12.5%
                                 1997    41.7%
                                 1998    28.9%
                                 1999   116.1%
                                 2000   -37.5%
                                 2001   -28.4%
                                 2002   -29.1%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


The bar chart above shows the total returns for Class AAA Shares for the periods ended 1995 through 2000 and Class A Shares for the periods ended 2001 and 2002. The Class A, Class B and Class C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 47.4% (quarter ended December 31, 1999) and the lowest return for a quarter was (23.8)% (quarter ended September 30, 2001).

           AVERAGE ANNUAL TOTAL RETURNS                                                      SINCE FEBRUARY 7,
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)        PAST ONE YEAR      PAST FIVE YEARS          1994*
   --------------------------------------------       -------------      --------------      -----------------
Global Growth Fund Class A Shares**
    Return Before Taxes .............................    (29.14)%            (1.29)%               6.86%
    Return After Taxes on Distributions .............    (29.14)%            (2.53)%               5.08%
    Return After Taxes on Distributions
        and Sale of Fund Shares .....................    (23.32)%            (1.18)%               5.96%
Class B Shares**
    Return Before Taxes .............................    (25.36)%            (0.48)%               7.36%
Class C Shares**
    Return Before Taxes .............................    (25.43)%            (0.54)%               7.32%
Morgan Stanley Capital International
    World Free Index*** .............................    (18.98)%            (1.94)%               3.75%
Lipper Global Fund Average**** ......................    (19.53)%            (1.01)%               3.91%

------------------------
*    From  February  7,  1994,  the date  that  the  Fund's  Class  AAAShares  commenced  investment operations.
**   Class A Shares  include the effect of the initial  sales  charge and Class B and Class C Shares include  the effect of the  contingent  deferred  sales  charge,  but do not reflect the higher expenses applicable to Class B and Class CShares.
***  The Morgan Stanley Capital  International  World Free Index is a widely  recognized,  unmanaged index  composed of all  developed  markets in the world.  The Index  figures do not reflect any deduction for fees, expenses or taxes.
**** The Lipper Global Fund Average represents the average performance of global equity mutual funds as tracked by Lipper, Inc.

Actual after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. Actual after-tax returns for other classes will vary due to the differences in expenses.


--------------------------------------------------------------------------------
8

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                CLASS A        CLASS B          CLASS C
                                                                 SHARES         SHARES          SHARES
                                                                ---------     ---------        ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Redemption Fee (for shares held less than 60 days)
  payable to the Fund .......................................    2.00%          None              None
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) .......................    5.75%(1)       None              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price(4)) ..................    None(2)        5.00%(3)          1.00%(3)

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees .............................................    1.00%          1.00%             1.00%
Distribution and Service (Rule 12b-1) Expenses(5) ...........    0.25%          1.00%             1.00%
Other Expenses ..............................................    0.50%          0.50%             0.50%
                                                                 ----           ----              ----
Total Annual Operating Expenses .............................    1.75%          2.50%             2.50%
                                                                 ====           ====              ====

------------------------
(1)  The sales charge declines as the amount invested increases.
(2)  If no sales  charge was paid at the time of purchase as part of an  investment  that is greater than $2,000,000, shares redeemed within 24 months of such purchase may be subject to a deferred sales charge of 1.00%.
(3)  The Fund  imposes a sales  charge  upon  redemption  of Class B Shares if you sell your  shares within seventy-two  months after purchase.  The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to  redemptions  of Class C Shares within twenty-four months after purchase.
(4)  "Redemption  price"  equals  the net  asset  value at the  time of  investment  or  redemption, whichever is lower.
(5)  Due to the payment of Rule 12b-1 fees, long-term  shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXPENSE EXAMPLE:


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR         3 YEARS          5 YEARS        10 YEARS
                                               --------        --------         --------       --------
Class A Shares
     - assuming redemption..................     $743           $1,094           $1,469         $2,519
     - assuming no redemption...............     $743           $1,094           $1,469         $2,519

Class B Shares
     - assuming redemption..................     $753           $1,079           $1,531         $2,652
     - assuming no redemption...............     $253             $779           $1,331         $2,652

Class C Shares
     - assuming redemption..................     $353             $779           $1,331         $2,836
     - assuming no redemption...............     $253             $779           $1,331         $2,836

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             GLOBAL OPPORTUNITY FUND

INVESTMENT OBJECTIVE:

The Fund primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund.

PRINCIPAL  INVESTMENT STRATEGIES:


Under normal market conditions, the Fund will invest at least 65% of its total assets in common stock of companies which the Adviser's portfolio management team believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.

The Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization and large capitalization issuers. The Fund may invest without limitation in securities of foreign issuers and will invest in securities of issuers located in at least three countries.


PRINCIPAL RISKS:

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic and business risks that cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund may also underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers.

Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S. securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.

YOU MAY WANT TO INVEST IN THE FUND IF:


      o  you are a long-term investor
      o  you seek growth of capital
      o  you seek to diversify your investments outside the U.S.


YOU   MAY NOT WANT TO INVEST IN THE FUND IF:

      o  you are seeking a high level of current income
      o  you are conservative in your investment approach
      o  you seek stability of principal more than growth of capital

--------------------------------------------------------------------------------
10

--------------------------------------------------------------------------------

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for the one year and life of the Fund compare to those of a broad-based securities market index. The historical performance of Class AAAShares, which are not offered in this prospectus, is used to calculate performance for Class A, Class B and Class C Shares prior to their issuance. Class A and Class B Shares both commenced on March 1, 2000 and Class C Shares were continuously outstanding commencing on November 23, 2001. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average annual total returns for one year and the life of the Fund have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and distribution fees. The performance for the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


                            GLOBAL OPPORTUNITY FUND

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                                1999   79.2%
                                2000  -13.5%
                                2001  -28.9%
                                2002  -16.4%

The bar chart above shows the total returns for Class AAA Shares for the periods ended 1999 through 2000 and Class A Shares for the periods ended 2001 and 2002. The Class A, Class B and Class C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 38.9% (quarter ended December 31, 1999) and the lowest return for a quarter was (22.6)% (quarter ended September 30, 2001).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


           AVERAGE ANNUAL TOTAL RETURNS                                          SINCE MAY 11,
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)              PAST ONE YEAR            1998*
   ---------------------------------------------            -------------        -------------
Global Opportunity Fund Class A Shares**
    Return Before Taxes ...................................     (16.41)%            0.27%
    Return After Taxes on Distributions ...................     (16.41)%            0.05%
    Return After Taxes on Distributions
        and Sale of Fund Shares ...........................     (13.13)%            0.90%
Class B Shares**
    Return Before Taxes ...................................     (12.00)%            1.22%
Class C Shares**
    Return Before Taxes ...................................     (10.98)%           (2.24)%
Morgan Stanley Capital International
    World Free Index*** ...................................     (18.98)%           (4.95)%
Lipper Global Fund Average**** ............................     (19.53)%           (4.23)%

------------------------
*    From May 11, 1998, the date that the Fund's Class AAAShares commenced investment operations.
**   Class A Shares  include the effect of the initial  sales  charge and Class B and Class C Shares include  the effect of the  contingent  deferred  sales  charge,  but do not reflect the higher expenses applicable to Class B and Class CShares.
***  The Morgan Stanley Capital  International  World Free Index is a widely  recognized,  unmanaged index  composed of all  developed  markets in the world.  The Index  figures do not reflect any deduction for fees, expenses or taxes.
**** The Lipper Global Fund Average represents the average performance of global equity mutual funds as tracked by Lipper, Inc.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.


--------------------------------------------------------------------------------
12

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                CLASS A           CLASS B           CLASS C
                                                                 SHARES            SHARES           SHARES
                                                                ---------         ---------        ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Redemption Fee (for shares held less than 60 days)
  payable to the Fund ........................................    2.00%             None              None
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) ........................    5.75%(1)          None              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price4) .....................    None(2)           5.00%(3)          1.00%(3)
ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):

Management Fees ..............................................    1.00%             1.00%             1.00%
Distribution and Service (Rule 12b-1) Expenses(5) ............    0.25%             1.00%             1.00%
Other Expenses ...............................................    1.05%             1.05%             1.05%
                                                                  ----              ----              ----
Total Annual Operating Expenses ..............................    2.30%             3.05%             3.05%
                                                                  ----              ----              ----
Fee Waiver and/or Expense Reimbursement(6) ...................   (0.80)%           (0.80)%           (0.80)%
                                                                  ----              ----              ----
Net Annual Operating Expenses(6) .............................    1.50%             2.25%             2.25%
                                                                  ====              ====              ====

------------------------
(1)  The sales charge declines as the amount invested increases.
(2)  If no sales  charge was paid at the time of purchase as part of an  investment  that is greater than $2,000,000, shares redeemed within 24 months of such purchase may be subject to a deferred sales charge of 1.00%.
(3)  The Fund  imposes a sales  charge  upon  redemption  of Class B Shares if you sell your  shares within seventy-two  months after purchase.  The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to  redemptions  of Class C Shares within twenty-four months after purchase.
(4)  "Redemption  price"  equals  the net  asset  value at the  time of  investment  or  redemption, whichever is lower.
(5)  Due to the payment of Rule 12b-1 fees, long-term  shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(6)  The Adviser has contractually  agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent  necessary to maintain the Total Annual  Operating  Expenses
     (excluding brokerage, interest, taxes, and extraordinary expenses) at no more than 1.50%, 2.25%
     and 2.25% for Class A, B and C Shares,  respectively,  at least  through  December 31, 2003. In addition,  during the two-year period following any waiver or reimbursement by the Adviser, the
     Fund has agreed to repay such amount to the extent,  that after giving effect to the repayment, such adjusted Total Annual  Operating  Expenses  would not exceed 1.50%,  2.25% and 2.25% on an annualized basis for Class A, Class B and Class C Shares, respectively.

EXPENSE EXAMPLE:


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR          3 YEARS          5 YEARS          10 YEARS
                                              ----------      ----------        ----------       ----------
Class A Shares
     - assuming redemption..................     $719            $1,180           $1,666            $3,001
     - assuming no redemption...............     $719            $1,180           $1,666            $3,001

Class B Shares
     - assuming redemption..................     $728            $1,167           $1,731            $3,133
     - assuming no redemption...............     $228              $867           $1,531            $3,133

Class C Shares
     - assuming redemption..................     $328              $867           $1,531            $3,309
     - assuming no redemption...............     $228              $867           $1,531            $3,309

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      GLOBAL CONVERTIBLE SECURITIES FUND

INVESTMENT OBJECTIVE:

The Fund seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.

PRINCIPAL INVESTMENT STRATEGIES:

Under normal market conditions, the Fund will invest at least 80% of its net assets in convertible securities. Convertible Securities are bonds, debentures, corporate notes, preferred stocks and other similar securities which are convertible or exchangeable for common stock within a particular time period at a specified price or formula, of foreign and domestic companies. The Adviser believes that certain characteristics of convertible securities make them appropriate investments for a fund seeking a high level of total return on its assets. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from preferred dividend or interest payments as compared to common stock dividends and the decreased risk of decline in value relative to common stock due to the fixed income nature of convertible securities. The Fund may invest without limit in securities that are not considered investment grade and that accordingly have greater risk of loss of principal and interest.

PRINCIPAL RISKS:


The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Preferred stock and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, the Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund may also underperform other investments or some of the Fund's holdings may underperform its other holdings. The investment policies of the Fund may lead to a higher portfolio turnover rate and correspondingly higher expenses which could negatively affect the Fund's performance. As the Fund is non-diversified, it will have the ability to invest a larger portion of its assets in a single issuer than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds which invest in a broad range of issuers. Moreover, the Fund may invest a substantial portion of its assets in foreign securities which involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. In addition, the costs of buying, selling and holding foreign securities may be greater than for U.S. Securities and foreign securities often trade in currencies other than the U.S. dollar and an increase in the value of the U.S. dollar relative to a foreign currency may cause the value of the Fund's investments in securities denominated in that currency to decline.


YOU MAY WANT TO INVEST IN THE FUND IF:


      o  you are a long-term investor
      o  you seek growth of capital
      o  you seek to diversify your investments outside the U.S.
      o  you are seeking monthly distributions


YOU MAY NOT WANT TO INVEST IN THE FUND IF:

      o  you are conservative in your investment approach
      o  you seek stability of principal more than growth of capital

--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------

PERFORMANCE:


The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, and by showing how the Fund's average annual returns for the one year, five years and the life of the Fund compare to those of a broad-based securities market index. The historical performance of Class AAAShares, which are not offered in this prospectus, is used to calculate the performance of Class A, Class B and Class C Shares prior to their issuance. Class A, Class B and Class CShares have been continuously outstanding since May 2, 2001, March 28, 2001 and November 26, 2001, respectively. All the classes of the Fund's shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. Average total returns for one year, five years and the life of the Fund have been adjusted to reflect actual sales loads, but have not been adjusted to reflect differences in service and distribution fees. The performance of the Class B and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Both the chart and the table assume reinvestment of dividends and distributions.


                       GLOBAL CONVERTIBLE SECURITIES FUND

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



                                 1995    12.6%
                                 1996     5.5%
                                 1997     2.8%
                                 1998     8.6%
                                 1999    51.1%
                                 2000   -14.0%
                                 2001   -13.2%
                                 2002   -10.3%

The bar chart above shows total returns for Class AAAShares for the periods ended 1995 through 2001 and Class A Shares for the period ended 2002 (the first full calendar year that Class A Shares were offered). Class A, B and C Share sales loads are not reflected in the above chart. If sales loads were reflected, the Fund's returns would be less than those shown. During the period shown in the bar chart, the highest return for a quarter was 20.3% (quarter ended December 31, 1999) and the lowest return for a quarter was (13.0)% (quarter ended September 30, 2001).


--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------


           AVERAGE ANNUAL TOTAL RETURNS                                            SINCE MAY 2,
     (FOR THE PERIODS ENDED DECEMBER 31, 2002)                 PAST ONE YEAR          2001+
  ---------------------------------------------                -------------      --------------
Global Convertible Securities Fund
Class A Shares*
    Return Before Taxes .....................................     (10.20)%             2.90%
    Return After Taxes on Distributions .....................      (4.92)%             1.44%
    Return After Taxes on Distributions
        and Sale of Fund Shares .............................      (5.54)%             2.80%
Class B Shares*
    Return Before Taxes .....................................      (5.56)%             2.71%
Class C Shares*
    Return Before Taxes .....................................      (5.27)%             1.92%
Morgan Stanley Capital International World Free Index** .....     (19.89)%           (18.58)%
UBS Global Convertible Index*** .............................      (0.60)%             3.58%
Lipper Convertible Securities Fund Average**** ..............      (7.99)%            (7.83)%

------------------------
+    From May 2, 2001, the date that the Fund's Class A Shares commenced investment operations.
*    Class A Shares  include the effect of the initial  sales  charge and Class B and Class C Shares include  the effect of the  contingent  deferred  sales  charge,  but do not reflect the higher expenses applicable to Class B and Class CShares.
**   The Morgan Stanley Capital  International  World Free Index is a widely  recognized,  unmanaged index  composed of all  developed  markets in the world.  The Index  figures do not reflect any deduction for fees, expenses or taxes.
***  The UBS  Global  Convertible  Index  is an  unmanaged  index  composed  of  global  convertible securities. The Index figures do not reflect any deduction for fees, expenses or taxes.
**** The  Lipper  Convertible   Securities  Fund  Average  represents  the  average  performance  of convertible securities mutual funds as tracked by Lipper, Inc.

Actual after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. Actual after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns are shown only for Class AShares. After-tax returns for other classes will vary due to the differences in expenses.


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


                                                                CLASS A          CLASS B          CLASS C
                                                                 SHARES           SHARES           SHARES
                                                                ---------        ---------        ---------
SHAREHOLDER FEES
  (fees paid directly from your investment):
Redemption Fee
  (for shares held less than 60 days) Payable to the Fund ....    2.00%            None              None
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price) ........................    5.75%(1)         None              None
Maximum Deferred Sales Charge (Load)
  (as a percentage of redemption price(4)) ...................    None(2)          5.00%(3)          1.00%(3)

ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets):
Management Fees ..............................................    1.00%            1.00%             1.00%
Distribution and Service (Rule 12b-1) Expenses(5) ............    0.25%            1.00%             1.00%
Other Expenses ...............................................    1.58%            1.58%             1.58%
                                                                  ----             ----              ----
Total Annual Operating Expenses(6) ...........................    2.83%            3.58%             3.58%
                                                                  ====             ====              ====

------------------------
(1)  The sales charge declines as the amount invested increases.
(2)  If no sales  charge was paid at the time of purchase as part of an  investment  that is greater than $2,000,000, shares redeemed within 24 months of such purchase may be subject to a deferred sales charge of 1.00%.
(3)  The Fund  imposes a sales  charge  upon  redemption  of Class B Shares if you sell your  shares within seventy-two  months after purchase.  The sales charge declines the longer the investment remains in the Fund. A maximum sales charge of 1.00% applies to  redemptions  of Class C Shares within twenty-four months after purchase.
(4)  "Redemption  price"  equals  the net  asset  value at the  time of  investment  or  redemption, whichever is lower.
(5)  Due to the payment of Rule 12b-1 fees, long-term  shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.
(6)  The Adviser has a voluntary fee waiver that may be revoked at any time at the discretion of the
     Adviser.  Under this  voluntary  fee waiver,  the  Adviser  has agreed to waive its  investment advisory  fees to the  extent  necessary  to  maintain  the  Total  Annual  Operating  Expenses
     (excluding brokerage, interest, taxes, and extraordinary expenses) at no more than 2.00%, 2.75%
     and 2.75% for Class A, B and C Shares, respectively,  [at least through December 31, 2003.] The fee waiver and total annual operating expenses are:

      Fee Waiver .............................................    0.83%            0.83%             0.83%
                                                                  ----             ----              ----
      Total Annual Operating Expenses ........................    2.00%            2.75%             2.75%
                                                                  ====             ====              ====

EXPENSE EXAMPLE:


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes (1) you invest $10,000 in the Fund for the time periods shown, (2) you redeem your shares at the end of those periods except as noted, (3) your investment has a 5% return each year and (4) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR          3 YEARS          5 YEARS          10 YEARS
                                              ---------        ---------        ---------         ---------
Class A Shares
     - assuming redemption..................     $845            $1,402           $1,983            $3,550
     - assuming no redemption...............     $845            $1,402           $1,983            $3,550

Class B Shares
     - assuming redemption..................     $861            $1,397           $2,055            $3,679
     - assuming no redemption...............     $361            $1,097           $1,855            $3,679

Class C Shares
     - assuming redemption..................     $461            $1,097           $1,855            $3,845
     - assuming no redemption...............     $361            $1,097           $1,855            $3,845


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         INVESTMENT AND RISK INFORMATION


Each Fund invests primarily in common stocks (or, in the case of the Global Convertible Securities Fund, in securities convertible into common stock) of companies which thatFund's portfolio management team believes are likely to have rapid growth in revenues and earnings and the potential for above average capital appreciation. The Adviser invests in companies whose stocks are selling at a significant discount to their "private market value." Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this private market value may exist.

Undervaluation of a company's stock can result from a variety of factors, such as a lack of investor recognition of:


      o the underlying value of a company's fixed assets,
      o the value of a consumer or commercial franchise,
      o changes in the economic or financial  environment affecting the company,
      o new, improved or unique products or services,
      o new or rapidly expanding markets,
      o technological developments or advancements affecting the company or its products, or
      o changes in governmental regulations, political climate or competitive conditions.

The actual events that may lead to a significant increase in the value of a company's securities include:

      o a change in the company's management policies,
      o an investor's purchase of a large portion of the company's stock,
      o a merger or reorganization or recapitalization of the company,
      o a sale of a division of the company,
      o a tender offer (an offer to purchase investors' shares),
      o the spin-off to shareholders of a subsidiary, division or other substantial assets, or
      o the retirement or death of a senior officer or substantial shareholder of the company.

In selecting investments, the Adviser also considers the market price of the issuer's securities, its balance sheet characteristics and the perceived strength of its management.

The investment policy of each of the Global Telecommunications Fund and the Global Convertible Securities Fund relating to the type of securities in which 80% of the Fund's net assets must be invested may be changed by the Board of Directors without shareholder approval. Shareholders will, however, receive at least 60 days' prior notice of any change in this policy.

The Funds may also use the following investment techniques:

      o DEFENSIVE INVESTMENTS. When adverse market or economic conditions occur, each Fund may temporarily invest all or a portion of its assets in defensive investments. Such investments include fixed income securities, money market instruments, obligations of the U.S. government and its agencies and instrumentalities or repurchase agreements. When following a defensive strategy, a Fund will be less likely to achieve its investment goal.

Investing in the Funds involves the following risks:


      o EQUITY RISK. The principal risk of investing in the Funds is equity risk. Equity risk is the risk that the prices of the securities held by the Funds will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.


--------------------------------------------------------------------------------
18

--------------------------------------------------------------------------------


      o FUND AND MANAGEMENT RISK. If a portfolio management team's judgement in selecting securities is incorrect or if the market segment in which a Fund invests has poor performance or falls out of favor with investors, a Fund could underperform the stock market or its peers. A Fund could also fail to meet its investment objective. If the portfolio management team's assessment of the values of the securities a fund holds is incorrect, or no event occurs which surfaces value, then the value of that Fund's shares may decline.

      o NON-DIVERSIFICATION RISK. Each Fund is a "non-diversified investment company" which means that it can concentrate its investments in the securities of a single company to a greater extent than a diversified investment company. Because each Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund's share price. In addition, many companies in the past several years have adopted so-called "poison pill" and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Funds may buy.

      o INDUSTRY CONCENTRATION RISK. GLOBAL TELECOMMUNICATIONS FUND ONLY -- The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered. Such companies are becoming subject to increasing levels of competition. As a result, stocks of these companies may be subject to greater price volatility.


      o INDUSTRY RISK. Certain industries in which the Funds may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition and strong market reactions to technological developments throughout the industry.

         Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits and share valuations.

         Certain of the companies in which the Funds may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Funds may invest be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.


      o LOW CREDIT QUALITY RISK. GLOBAL CONVERTIBLE SECURITIES FUND ONLY--Because many convertible securities are rated below investment grade, the Fund may invest without limit in securities rated lower than BBB by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("S&P") or Caa or lower by Moody's Investors Service, Inc. ("Moody's"), if unrated, are of comparable quality as determined by the Adviser. These securities and securities rated BB or lower by S&P or Ba or lower by Moody's may include securities of issuers in default. Such securities are considered by the rating agencies to be predominantly speculative and may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity resulting in the possibility that prices realized upon the sale of such securities will be less than the prices used in calculating the Fund's NAV.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      o CONVERTIBLE SECURITIES AND CREDIT RISK. GLOBAL CONVERTIBLE SECURITIES FUND ONLY--The characteristics of convertible securities make them appropriate investments for investors who seek a high level of total return with the addition of credit risk. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value, relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were not convertible. During periods of rising interest rates, it is possible that the potential for capital gain on a convertible security may be less than that of a common stock equivalent if the yield on the convertible security is at a level which causes it to sell at a discount. Any common stock or other equity security received by conversion will not be included in the calculation of the percentage of total assets invested in convertible securities.

      o PORTFOLIO TURNOVER RISK. The investment policies of the Funds may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Funds' expenses which could negatively affect the Funds' performance.

      o FOREIGN SECURITIES RISK. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

               o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets and political or social instability.

               o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

               o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

               o Foreign markets may be less liquid and more volatile than U.S. markets.

               o Foreign securities often trade in currencies other than the U.S. dollar, and the Funds may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Fund's NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Funds to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Funds' foreign currency holdings.

               o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Each Fund's investments in the securities of developing countries involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of developing countries historically have been more volatile than the markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

--------------------------------------------------------------------------------
20

--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUNDS


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews and administers the Funds' investment program and manages the operations of the Funds under the general supervision of the Fund's Board of Directors. The Adviser also manages several other open-end and closed-end investment companies in the Gabelli family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to Gabelli Group Capital Partners, Inc. (formerly named, Gabelli Funds, Inc.), a New York corporation organized in 1980. The Adviser is a wholly owned subsidiary of Gabelli Asset Management Inc. ("GBL"), a publicly held company listed on the New York Stock Exchange ("NYSE").


As compensation for its services and the related expenses borne by the Adviser, the Adviser is entitled to an advisory fee computed daily and payable monthly, at the annual rates set forth below:


                                           ANNUAL ADVISORY FEE-                     ADVISORY FEE PAID FOR
                                             CONTRACTUAL RATE                    FISCAL YEAR ENDED 12/31/02
                                     AS A PERCENTAGE OF AVERAGE DAILY        (AS A PERCENTAGE OF AVERAGE DAILY
FUND                                            NET ASSETS)                              NET ASSETS)
--------------                       --------------------------------         --------------------------------
Global Telecommunications Fund                     1.00%                                    1.00%
Global Growth Fund                                 1.00%                                    1.00%
Global Opportunity Fund                            1.00%                                    0.20%*
Global Convertible Securities Fund                 1.00%                                    1.00%

------------------------
* After reimbursement of expenses to the Fund.

The Adviser contractually has agreed to waive its investment advisory fees and/or reimburse expenses to the extent necessary to maintain the Total Annual Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.50%, 2.25% and 2.25% for Class A, B, and C Shares, respectively of the Global Opportunity Fund. This fee waiver and expense reimbursement arrangement will continue until at least through December 31, 2003. The Adviser voluntarily has agreed to waive its investment advisory fee to the extent necessary to maintain Total Annual Operating Expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 2.00%, 2.75% and 2.75% for Class A, Class B and Class C Shares, respectively, of the Global Convertible Securities Fund. This fee waiver arrangement may be increased or decreased at any time.


In addition, during the two year period following any waiver or reimbursement by the Adviser, the Global Opportunity Fund has agreed to repay such amount to the extent that after giving effect to the repayment, such adjusted Total Annual Operating Expenses would not exceed 1.50%, 2.25% and 2.25% on an annualized basis for Class A, B and C Shares, respectively.


THE PORTFOLIO MANAGERS. Each of the Global Series Funds are managed by an investment team composed of Portfolio Managers employed by the Adviser. Principal members of the investment team consist of the following and where appropriate, lead managers are identified.

Mr. Mario J. Gabelli, Chairman, President and Chief Executive Officer of the Adviser since its organization in 1980. Mr. Gabelli is the team member with principal responsibility for the Global Telecommunications Fund.

Mr. Marc Gabelli, Managing Director of Gabelli Group Capital Partners and Portfolio Manager of the Adviser and an analyst with the Adviser since 1993.

Mr. Caesar Bryan, Portfolio Manager of the Gabelli Gold Fund, Inc. and the Gabelli International Growth Fund, Inc. and a Senior Vice President of GAMCOInvestors, Inc., a wholly-owned subsidiary of GBL,since 1994.

Mr. A. Hartswell Woodson III, Portfolio Manager with the Adviser since 1993. Mr. Woodson is the team member with principal responsibility for the Global Convertible Securities Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Mr. Evan Miller, Portfolio Manager and research analyst with the Adviser following the telecommunications industry on a regular basis since 2002. Prior to 2002, Mr. Miller worked as a consultant in the telecommunications industry (2001-2002), was Vice President of Business Developement for Viatel (1999-2001) and was Director of Equity Research for Credit Suisse First Boston (1995-1999) covering European telecommunications.

Mr. Ivan Arteaga, Portfolio Manager with the Adviser since 1994.




                                CLASSES OF SHARES

Three classes of the Funds' shares are offered in this prospectus - Class A Shares, Class B Shares and Class C Shares. Class AAAShares of the Funds are described in a separate prospectus. The table below summarizes the differences among the classes of shares.

      o A "front-end sales load," or sales charge, is a one-time fee charged at the time of purchase of shares.
      o A "contingent deferred sales charge" ("CDSC") is a one-time fee charged at the time of redemption.
      o A "Rule 12b-1 fee" is a recurring annual fee for distributing shares and servicing shareholder accounts based on a Fund's average daily net assets attributable to the particular class of shares.

------------------------------------------------------------------------------------------------------------
                                 CLASS A SHARES              CLASS B SHARES              CLASS C SHARES
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Front-End Sales Load?      Yes. The percentage            No.                        No.
                           declines as the amount
                           invested increases.
------------------------------------------------------------------------------------------------------------
Contingent Deferred        Yes, for shares                Yes, for shares            Yes, for shares
Sales Charge?              redeemed within twenty-        redeemed within            redeemed within twenty-
                           four months after pur-         seventy-two months         four months after pur-
                           chase as part of an            after purchase. Declines   chase.
                           investment greater than        over time.
                           $2 million if no front-end
                           sales charge was paid
                           at the time of purchase.
------------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fee             0.25%                          1.00%                      1.00%
------------------------------------------------------------------------------------------------------------------------------------
Convertible to Another     No.                            Yes. Automatically con-    No.
Class?                                                    vert to Class A Shares
                                                          approximately ninety-six
                                                          months after purchase.
------------------------------------------------------------------------------------------------------------------------------------
Fund Expense Levels       Lower annual expenses           Higher annual expenses     Higher annual expenses
                          than Class B or Class C         than Class A Shares.       than Class A Shares.
                          Shares.
------------------------------------------------------------------------------------------------------------------------------------


In selecting a class of shares in which to invest, you should consider:


      o  the length of time you plan to hold the shares
      o the amount of sales charge and Rule 12b-1 fees, recognizing that your share of 12b-1 fees as a percentage of your investment increases if a Fund's assets increase in value and decreases if a Fund's assets decrease in value
      o whether you qualify for a reduction or waiver of the Class A sales charge
      o that Class B Shares convert to Class A Shares approximately ninety-six months (eight years) after purchase

--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------


                                    IF YOU...

o do not qualify for a reduced or waived front-end sales load and intend to hold your shares for only a few years

o do not qualify for a reduced or waived front-end sales load and intend to hold your shares for several years

o do not qualify for a reduced or waived front-end sales load and intend to hold your shares indefinitely

                          THEN YOU SHOULD CONSIDER...

purchasing Class C Shares instead of either Class A Shares or Class B Shares purchasing Class B Shares instead of either Class A Shares or Class C Shares purchasing Class A Shares


SALES CHARGE - CLASS A SHARES. The sales charge is imposed on Class A Shares at the time of purchase in accordance with the following schedule:


                                          SALES CHARGE             SALES CHARGE           REALLOWANCE
                                           AS % OF THE                AS % OF                  TO
AMOUNT OF INVESTMENT                     OFFERING PRICE*          AMOUNT INVESTED        BROKER-DEALERS
--------------------                     --------------           ---------------        --------------
Under $50,000                                5.75%                     6.10%                   5.00%
$50,000 but under $100,000                   4.50%                     4.71%                   3.75%
$100,000 but under $250,000                  3.50%                     3.62%                   2.75%
$250,000 but under $500,000                  2.50%                     2.56%                   2.00%
$500,000 but under $1 million                2.00%                     2.04%                   1.75%
$1 million but under $2 million              1.00%                     1.01%                   1.00%
$2 million but under $3 million              0.00%**                   0.00%                   1.00%
$3 million or more                           0.00%**                   0.00%                   0.50%

------------------------
* Includes front-end sales load.
** Subject to a 1.00% CDSC for two years after purchase.

If you sell or exchange your Class A shares within 60 days or less after the purchase date you will be charged a redemption fee of 2.00% of the total redemption amount.


SALES CHARGE REDUCTIONS AND WAIVERS - CLASS A SHARES:

Reduced sales charges are available to (1) investors who are eligible to combine their purchases of Class A Shares to receive volume discounts and (2) investors who sign a Letter of Intent agreeing to make purchases over time. Certain types of investors are eligible for sales charge waivers.

        1. VOLUME DISCOUNTS. Investors eligible to receive volume discounts are individuals and their immediate families, tax-qualified employee benefit plans and a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account even though more than one beneficiary is involved. You also may combine the value of Class A Shares you already hold in a Fund and Class AShares of other funds advised by the Adviser or its affiliates along with the value of the Class A Shares being purchased to qualify for a reduced sales charge. For example, if you own Class A Shares of a Fund that has an aggregate value of $100,000, and make an additional investment in Class A Shares of the Fund of $4,000, the sales charge applicable to the additional investment would be 3.50%, rather than the 5.75% normally charged on a $4,000 purchase. If you want more information on volume discounts, call your broker.

        2. LETTER OF INTENT. If you initially invest at least $1,000 in Class A Shares of a Fund and submit a Letter of Intent to Gabelli &Company, Inc., the Funds' distributor (the "Distributor"), you may make purchases of Class A Shares of the Fund during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. You will have to pay sales charges at the higher rate if you fail to honor your Letter of Intent. For more information on the Letter of Intent, call your broker.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


        3. INVESTORS ELIGIBLE FOR SALES CHARGE WAIVERS. Class A Shares of each Fund may be offered without a sales charge to: (1) any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise; (2) shareholders who have redeemed shares in the Fund and who wish to reinvest in the Fund, provided the reinvestment is made within 45 days of the redemption; (3) tax-exempt organizations enumerated in
           Section 501(c)(3) of the Internal Revenue Code of 1986 (the "Code") and private, charitable foundations that in each case make lump-sum purchases of $100,000 or more; (4) qualified employee benefit plans established pursuant to Section 457 of the Code that have established omnibus accounts with the Fund; (5) qualified employee benefit plans having more than one hundred eligible employees and a minimum of $1 million in plan assets invested in the Fund (plan sponsors are encouraged to notify the Funds' Distributor when they first satisfy these requirements); (6) any unit investment trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), which have shares of the Fund as a principal investment; (7) financial institutions purchasing Class A Shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Funds' Distributor, and
           (8) registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of a broker or agent.

Investors who qualify under any of the categories described above should contact their brokerage firm.

CONTINGENT DEFERRED SALES CHARGES.

You will pay a CDSC when you redeem:

      o Class A Shares within approximately twenty-four months of buying them as part of an investment greater than $2 million if no front-end sales charge was paid at the time of purchase

      o Class B Shares within approximately  seventy-two months of buying them

      o Class C Shares within approximately twenty-four months of buying them

The CDSC payable upon redemption of Class A Shares and Class C Shares in the circumstances described above is 1.00%. The CDSC schedule for Class B Shares is set forth below. The CDSC is based on the net asset value at the time of your investment or the net asset value at the time of redemption, whichever is lower.

                                                               CLASS B SHARES
                YEARS SINCE PURCHASE                                CDSC
                --------------------                           ---------------
                First ......................................        5.00%
                Second .....................................        4.00%
                Third ......................................        3.00%
                Fourth .....................................        3.00%
                Fifth ......................................        2.00%
                Sixth ......................................        1.00%
                Seventh and thereafter .....................        0.00%

The Distributor pays sales commissions of up to 4.00% of the purchase price of Class B Shares of a Fund to brokers at the time of sale that initiate and are responsible for purchases of such Class B Shares of the Fund.

--------------------------------------------------------------------------------
24

--------------------------------------------------------------------------------


The Distributor pays sales commissions of up to 1.00% of the purchase price of Class C Shares of a Fund at the time of sale to brokers that initiate and are responsible for purchases of such Class C Shares of the Fund.

You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gain distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are first redeeming shares representing reinvestment of dividends and capital gain distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another fund from the date you acquired the original shares of the other fund. The time you hold shares in a Gabelli money market fund, however, will not count for purposes of calculating the applicable CDSC.


We will waive the CDSC payable upon redemptions of shares for:

     o redemptions and distributions from retirement plans made after the death or disability of a shareholder

     o minimum required distributions made from an IRA or other retirement plan account after you reach age 591/2

     o involuntary redemptions made by the Funds

     o a distribution from a tax-deferred retirement plan after your retirement

     o returns of excess contributions to retirement plans following the shareholder's death or disability

CONVERSION FEATURE - CLASS B SHARES:

     o Class B Shares automatically convert to Class A Shares of a Fund on the first business day of the ninety-seventh month following the month in which you acquired such shares.

     o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares, which will increase your investment return compared to the Class B Shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

     o If you exchange Class B Shares of one fund for Class B Shares of another fund, your holding period for calculating the CDSC will be from the time of your original purchase of Class B Shares. If you exchange shares into a Gabelli money market fund, however, your holding period will be suspended.

The Board of Directors may suspend the automatic conversion of Class B Shares to Class A Shares for legal reasons or due to the exercise of its fiduciary duty. If the Board determines that such suspension is likely to continue for a substantial period of time, it will create another class of shares into which Class B Shares are convertible.


RULE 12B-1 PLAN. The Funds have adopted a plan under Rule 12b-1 for each of their classes of shares (each, a "Plan"). Under each Plan, a Fund may use its assets to finance activities relating to the sale of its shares and the provision of certain shareholder services.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For the classes covered by this Prospectus, the Rule 12b-1 fees vary by class as follows:

                                          CLASS A       CLASS B      CLASS C
                                         ---------     ---------    ---------
Service  Fees .........................   0.25%          0.25%        0.25%
Distribution  Fees ....................   None           0.75%        0.75%

These are annual rates based on the value of each of these Classes' average daily net assets. Because the Rule 12b-1 fees are higher for Class B and Class C Shares than for Class A Shares, Class B and Class C Shares will have higher annual expenses. Because Rule 12b-1 fees are paid out of the Funds' assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               PURCHASE OF SHARES

You can purchase the Funds' shares on any day the NYSE is open for trading (a "Business Day"). You may purchase shares through registered broker-dealers or other financial intermediaries that have entered into selling agreements with the Funds' Distributor.

The broker-dealer or other financial intermediary will transmit a purchase order and payment to State Street Bank and Trust Company ("State Street") on your behalf. Broker-dealers or other financial intermediaries may send confirmations of your transactions and periodic account statements showing your investments in the Funds.


     o BY MAIL OR IN PERSON. Your broker-dealer or financial consultant can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund(s) and class of shares you wish to purchase.

        BY MAIL                                    BY PERSONAL DELIVERY
        --------                                   --------------------
        THE GABELLI FUNDS                          THE GABELLI FUNDS
        P.O. BOX 8308                              C/O BFDS
        BOSTON, MA 02266-8308                      66 BROOKS DRIVE
                                                   BRAINTREE, MA 02184

     o BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund(s) at 800-GABELLI(800-422-3554)to obtain a new account number. Then instruct a Federal Reserve System member bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                       ABA #011-0000-28 REF DDA #99046187
                         RE: THE GABELLI ("NAME OF") FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]
                      225 FRANKLIN STREET, BOSTON, MA 02110


        If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although State Street will not charge you for receiving wire transfers.


SHARE PRICE. The Funds sell shares at the net asset value next determined after the Funds receive your completed subscription order form, but does not issue the shares to you until it recieves full payment. See "Pricing of Fund Shares" for a description of the calculation of net asset value.


--------------------------------------------------------------------------------
26

--------------------------------------------------------------------------------


MINIMUM INVESTMENTS. Your minimum initial investment must be at least $1,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum subsequent investment requirement. Broker-dealers may have different minimum investment requirements.

RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Funds make available IRA, "Roth" IRA and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Funds through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans. The Funds do not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such retirement plans is $250. There is no minimum subsequent investment requirement for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Funds offer an automatic monthly investment plan. There is no initial minimum investment for accounts establishing an automatic investment plan. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Funds by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must also have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.

GENERAL. State Street will not issue share certificates unless you request them. The Funds reserve the right to (i) reject any purchase order if, in the opinion of the Funds' management, it is in the Funds' best interest to do so, (ii) suspend the offering of shares for any period of time and (iii) waive the Funds' minimum purchase requirement.


                              REDEMPTION OF SHARES

You can redeem shares of the Funds on any Business Day. The Funds may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Funds cannot sell its shares or accurately determine the value of its assets, or if the Securities and Exchange Commission ("SEC") orders the Funds to suspend redemptions.

The Funds redeem their shares at the net asset value next determined after the Funds receive your redemption request, in proper form, subject in some cases to a CDSC, as described under "Classes of Shares - Contingent Deferred Sales Charges." See "Pricing of Fund Shares" for a description of the calculation of net asset value.

You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or other financial intermediary will transmit a redemption order on your behalf. The redemption request will be effected at the net asset value next determined (less any applicable CDSC) after the Fund receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer. A broker-dealer may charge you fees for effecting redemptions for you.


If you sell or exchange Class A Shares within 60 days or less after the purchase date, you will be charged a fee of 2.00% of the total redemption amount for Class A Shares. This fee is retained by the company to compensate the company for the extra expense it incurs because of short-term trading. In addition, the company hopes that the fee will discourage short-term trading of their shares. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchasing (shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


held longest will be redeemed first). The redemption fee will not apply to shares currently held by shareholders and shares purchased through programs (such as certain wrap fee fund programs, supermarket programs and employee benefit plans) that the Adviser determines have appropriate anti-short term trading policies in place or that are unable legally or procedurally to restrict short-term trading. The redemption fee may be modified or discontinued at any time or from time to time.

In the event that you wish to redeem shares in a registered account established by a broker/dealer or other intermediary and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund(s) and the share class, the dollar amount or number of shares you wish to redeem and your account number. You must sign the letter in exactly the same way the account is registered and if there is more than one owner of Shares, all must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers and savings associations. A notary public cannot provide a signature guarantee.

INVOLUNTARY REDEMPTION. The Funds may redeem all shares in your account (other than an IRA) if its value falls below $1,000 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing if the Funds initiate such action and allowed 30 days to increase the value of your account to at least $1,000.


REDEMPTION PROCEEDS. A redemption request received by a Fund will be effected at the net asset value next determined after a Fund receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 15 days following purchase. While the Fund will delay the processing of the payment until the check clears, your shares will be valued at the next determined net asset value after receipt of your redemption request.

                               EXCHANGE OF SHARES


You can exchange shares of the Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative net asset values. To obtain a list of the funds whose shares you may acquire through an exchange, call your broker. Class B and Class C Shares will continue to age from the date of the original purchase of such shares and will assume the CDSC rate such shares had at the time of exchange. You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates, without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market funds or the Fund (after re-exchange into the Fund), such shares will be subject to the CDSC calculated by excluding the time such shares were held in a money market fund.


In effecting an exchange:

     o you must meet the minimum investment requirements for the fund whose shares you purchase through exchange.

     o if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange.

     o you may realize a taxable gain or loss.


     o you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554), or visit our website at www.gabelli.com to obtain the prospectus.


     o you should be aware that brokers may charge a fee for handling an exchange for you.

--------------------------------------------------------------------------------
28

--------------------------------------------------------------------------------

You may exchange shares by telephone, by mail, over the Internet or through a registered broker-dealer or other financial intermediary.


     o EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

     o EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund whose shares you wish to exchange, and the name of the funds whose shares you wish to acquire.

     o EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates.

The Funds may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.


                             PRICING OF FUND SHARES

Each Fund's net asset value is calculated separately for each class of shares of each Fund on each Business Day. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


Each Fund's net asset value per share is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. Net asset value per share of each class of each Fund is computed by dividing the value of the applicable Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the applicable class of shares by the total number of shares of such class outstanding at the time the determination is made. The Funds use market quotations in valuing their portfolio securities. Investments that mature in 60 days or less are valued at amortized cost, which the Directors believe represents fair value. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the next calculation of net asset value after the purchase or redemption order is received in proper form.


Trading takes place in various foreign markets on days which are not Business Days and therefore a Fund's respective net asset value per share is not calculated. The calculation of a Fund's net asset value may not take place contemporaneously with the determination of the prices of portfolio securities held by a Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net asset value unless the Board of Directors deems that the particular event would materially affect the net asset value, in which case the value of those securities will be determined by or under the direction of the Board of Directors after taking into account relevant information.

                           DIVIDENDS AND DISTRIBUTIONS


Dividends of net investment income and capital gains, if any, will be paid annually except Global Convertible Securities Fund which pays dividends monthly. You may have dividends or capital gain distributions that are declared by the Funds automatically reinvested at net asset value in additional shares of the Funds. You will make an election to receive dividends and distributions in cash or Fund shares at the time you purchase your shares. You may change this election by notifying your broker or the Funds in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price without sales charge based on the net asset


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


value per share on the reinvestment date, which is typically the date dividends are paid to shareholders. There is no fixed dividend rate, however the Global Convertible Securities Fund has been distributing $0.10 per share on a monthly basis. To the extent the distributions are in excess of the Global Convertible Securities Fund's taxable income, the distributions will be treated as a non-taxable return of capital. There can be no assurance that the Funds will pay any dividends or realize any capital gains or other income. Dividends and distributions may differ for different classes of shares.

                                 TAX INFORMATION

The Funds expect that distributions will consist primarily of net investment income, net capital gains or a return of capital. Capital gains may be taxed at different rates depending on the length of time the Funds hold the assets giving rise to such capital gains. Dividends out of net investment income and distributions of net short-term capital gains (i.e., gains from assets held by the Funds for one year or less) are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you at long-term capital gain rates no matter how long you have owned your shares. The Funds' distributions, whether you receive them in cash or reinvest them in additional shares of the Funds, generally will be subject to federal, state or local taxes. A redemption of Fund shares or an exchange of Fund shares for shares of another fund will be treated for tax purposes as a sale of the Funds' shares; and any gain you realize on such a transaction generally will be taxable. Foreign shareholders may be subject to a federal withholding tax. The tax basis of your holdings will be reduced to the extent you recieve any distributions treated as a non-taxable return of capital.

This summary of tax consequences is intended for general information only and is subject to change by legislative or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the Statement of Additional Information that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Funds.


                            MAILINGS TO SHAREHOLDERS


In our continuing effort to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions, within 30 days of your request.


                              FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance for the past five fiscal years of the Funds. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds' Class A, B or C Shares (assuming reinvestment of all dividends and distributions). This information has been audited by Grant Thornton LLP, independent auditors, whose report along with the Funds' financial statements and related notes are included in each Fund's annual report, which is available upon request.

--------------------------------------------------------------------------------
30

Per share amounts for the Fund's Class A, B and C Shares outstanding for each fiscal year ended December 31,

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND


                     INCOME FROM INVESTMENT OPERATIONS                        DISTRIBUTIONS
             ----------------------------------------------- --------------------------------------------------
                                        Net
             Net Asset             Realized and     Total                    Net                     Net Asset
   Period      Value,      Net      Unrealized       from       Net       Realized                    Value,
    Ended    Beginning Investment Gain (Loss) on  Investment Investment    Gain on        Total       End of      Total
December 31  of Period   Income     Investments   Operations   Income    Investments   Distributions  Period     Return+
-----------  --------- ---------  --------------  ---------- ----------  -----------   ------------- --------    -------
CLASS A
   2002       $ 13.95    $(0.00)(b)  $(4.12)        $(4.12)        --          --            --       $  9.83    (29.5)%
   2001         17.61     (0.06)      (3.58)         (3.64)        --      $(0.02)       $ (0.02)       13.95    (20.7)
   2000 (a)     28.51      0.60       (8.70)         (8.10)    $(0.65)      (2.15)         (2.80)       17.61    (28.2)

CLASS B
   2002         13.83     (0.08)      (4.08)         (4.16)        --          --             --         9.67    (30.1)
   2001         17.59     (0.17)      (3.57)         (3.74)        --       (0.02)         (0.02)       13.83    (21.3)
   2000 (a)     28.51      0.44       (8.61)         (8.17)     (0.60)      (2.15)         (2.75)       17.59    (28.5)

CLASS C
   2002         13.82     (0.08)      (4.08)         (4.16)        --          --             --         9.66    (30.1)
   2001         17.58     (0.17)      (3.57)         (3.74)        --       (0.02)         (0.02)       13.82    (21.3)
   2000 (a)     28.51      0.45       (8.62)         (8.17)     (0.61)      (2.15)         (2.76)       17.58    (28.5)


               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
              -------------------------------------------------
                             Net
              Net Assets   Investment   Operating
               End of       Income      Expenses to  Portfolio
                Period     to Average   Average Net  Turnover
              (in 000's)   Net Assets    Assets (d)    Rate
              ----------  ------------  -----------  ---------
CLASS A
   2002          $372        (0.05)%      1.66%          8
   2001           219        (0.45)       1.52          15
   2000 (a)        16         2.36(c)     1.46(c)       49

CLASS B
   2002           610        (0.80)       2.41           8
   2001           640        (1.20)       2.27          15
   2000 (a)       128         1.61(c)     2.21(c)       49

CLASS C
   2002           252        (0.80)       2.41           8
   2001           196        (1.20)       2.27          15
   2000 (a)        60         1.61(c)     2.21(c)       49
   --------------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and excludes the effect of any initial or contingent deferred sales charge. Total return for the period of less than one year is not annualized.
(a)  From commencement of offering on March 1, 2000.
(b)  Amount represents less than $0.005 per share.
(c) Annualized.
(d) The Fund incurred interest expense during the year ended December 31, 2002. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.64%, 2.39% and 2.39% for Class A, Class B and Class C, respectively.

                         THE GABELLI GLOBAL GROWTH FUND


                   INCOME FROM INVESTMENT OPERATIONS                        DISTRIBUTIONS
             ---------------------------------------------- ------------------------------------------------
                                       Net
             Net Asset     Net    Realized and     Total                    Net
   Period      Value,  Investment  Unrealized       from       Net       Realized
    Ended    Beginning   Income  Gain (Loss) on  Investment Investment    Gain on    Paid-in-     Total
December 31  of Period   (Loss)    Investments   Operations   Income    Investments   Capital  Distributions
-----------  --------- --------- --------------  ---------- ----------  -----------  --------  -------------
CLASS A
   2002        $15.47   $ (0.08)   $ (3.76)      $  (3.84)      --            --          --          --
   2001         20.37     (0.16)     (4.74)         (4.90)      --            --          --          --
   2000(a)      38.80     (0.28)    (16.56)        (16.84)      --       $ (1.48)    $ (0.11)    $ (1.59)

CLASS B
   2002         15.30     (0.17)     (3.71)         (3.88)      --            --          --          --
   2001         20.30     (0.29)     (4.71)         (5.00)      --            --          --          --
   2000(a)      38.80     (0.46)    (16.45)        (16.91)      --         (1.48)      (0.11)      (1.59)

CLASS C
   2002         15.26     (0.17)     (3.71)         (3.88)      --            --          --          --
   2001         20.24     (0.28)     (4.70)         (4.98)      --            --          --          --
   2000(a)      38.80     (0.46)    (16.51)        (16.97)      --         (1.48)      (0.11)      (1.59)


                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                        ----------------------------------------------
                                                Net
            Net Asset           Net Assets   Investment   Operating
              Value,              End of    Income (Loss) Expenses to  Portfolio
             End of      Total    Period     to Average   Average Net  Turnover
             Period     Return+ (in 000's)   Net Assets    Asset(b)      Rate
            --------    ------- ----------  ------------  -----------  ---------
CLASS A
   2002      $11.63      (24.8)%   $176        (0.58)%        1.75%        82
   2001       15.47      (24.1)     163        (0.91)         1.75        102
   2000(a)    20.37      (43.3)     241        (0.95)(c)      1.60(c)      93

CLASS B
   2002       11.42      (25.4)      86        (1.33)         2.50         82
   2001       15.30      (24.6)      57        (1.66)         2.50        102
   2000(a)    20.30      (43.5)      77        (1.70)(c)      2.35(c)      93

CLASS C
   2002       11.38      (25.4)     101        (1.33)         2.50         82
   2001       15.26      (24.6)      55        (1.66)         2.50        102
   2000(a)    20.24      (43.7)      26        (1.70)(c)      2.35(c)      93
--------------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and excludes the effect of any initial or contingent deferred sales charge. Total return for the period of less than one year is not annualized.
(a)  From commencement of offering on March 1, 2000.
(b) The Fund incurred interest expense during the period ended December 31, 2002, 2001 and 2000. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.70%, 1.59% and 1.49% (Class A), 2.45%, 2.34% and 2.24% (Class B) and 2.45%, 2.34% and
     2.24% (Class C), respectively.
(c)  Annualized.

                       THE GABELLI GLOBAL OPPORTUNITY FUND


                   INCOME FROM INVESTMENT OPERATIONS                    DISTRIBUTIONS
             ---------------------------------------------- ---------------------------------------
                                       Net
             Net Asset     Net    Realized and     Total                    Net
   Period      Value,  Investment  Unrealized       from       Net       Realized
    Ended    Beginning   Income  Gain (Loss) on  Investment Investment    Gain on         Total
December 31  of Period   (Loss)    Investments   Operations   Income    Investments   Distributions
-----------  --------- --------- --------------  ---------- ----------  -----------   -------------
CLASS A
   2002        $ 9.99   $  0.00(g)  $ (1.13)      $ (1.13)        --           --             --
   2001         14.21      0.13       (4.24)        (4.11)   $ (0.11)     $    --       $  (0.11)
   2000(a)      19.77      0.27       (4.46)        (4.19)     (0.33)       (1.04)         (1.37)

CLASS B
   2002         10.00     (0.07)       1.13         (1.20)        --           --             --
   2001         14.22      0.07       (4.26)        (4.19)     (0.03)          --          (0.03)
   2000(a)      19.77      0.17       (4.39)        (4.22)     (0.29)       (1.04)         (1.33)

CLASS C(E)
   2002         10.11     (0.07)       1.04         (1.11)        --           --             --
   2001(f)      10.15      0.07       (0.11)        (0.04)        --           --             --




                                                    RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA(D)
                                         ----------------------------------------------------------------------
                                                    Net           Operating        Operating
                Net Asset           Net Assets   Investment      Expenses to      Expenses to
                  Value,              End of    Income (Loss)    Average Net       Average Net        Portfolio
                  End of    Total     Period     to Average     Assets Before     Assets Net of        Turnover
                 Period   Return+   (in 000's)   Net Assets   Reimbursements(c)  Reimbursements(d)       Rate
                 ------- ---------- ----------   ----------   ----------------- --------------------  ---------
CLASS A
   2002         $  8.86    (11.3)%     $36         (0.05)%         2.39%              1.59%               0
   2001            9.99    (29.0)       45          1.11           2.00               1.59               31
   2000(a)        14.21    (21.2)       52          1.50(b)        1.79(b)            1.50(b)            50

CLASS B
   2002            8.80    (12.0)        9         (0.80)          3.14               2.34                0
   2001           10.00    (29.5)       10          0.36           2.75               2.34               31
   2000(a)        14.22    (21.3)        3          0.75(b)        2.54(b)            2.25(b)            50

CLASS C(E)
   2002            9.00    (11.0)      0.1         (0.80)          3.14               2.34                0
   2001(f)        10.11    (29.0)      0.1          0.36           2.75               2.34               31

--------------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and excludes the effect of any initial or contingent deferred sales charge. Total return for the period of less than one year is not annualized.
(a)  From commencement of offering on March 1, 2000.
(b)  Annualized.
(c) During the year ended December 31, 2000, the Adviser voluntarily reimbursed certain expenses. If such expense reimbursement had not occurred, the ratio of operating expenses to average net assets would have been as shown.
(d) The Fund incurred interest expense during the period ended December 31, 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.50%, 2.25% and 2.25% for Class A, Class B and Class C, respectively.
(e) Class C shares were outstanding for the period October 27, 2000 through December 12, 2000 and for the period April 24, 2001 through May 10, 2001. Financial Highlights are not presented for Class C shares as the information for this period is not considered meaningful.
(f)  From November 23, 2001, the date shares were continuously outstanding.
(g)  Amount represents less than $0.005 per share.

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND


                     INCOME FROM INVESTMENT OPERATIONS                           DISTRIBUTIONS
             ----------------------------------------------- ------------------------------------------------------
                                        Net
             Net Asset             Realized and     Total                      Net
   Period      Value,      Net      Unrealized       from       Net         Realized
    Ended    Beginning Investment Gain (Loss) on  Investment Investment      Gain on     Return of        Total
December 31  of Period   Income     Investments   Operations   Income      Investments    Capital     Distributions
-----------  --------- ---------  --------------  ---------- ----------    -----------   -----------  -------------
CLASS A(F)
   2002        $ 8.28    $ 0.07       $(0.49)      $(0.42)    $ (0.04)           --        $ (1.16)      $ (1.20)
   2001(a)      10.27     (0.09)       (1.10)       (1.19)         --       $ (0.00)(d)      (0.80)        (0.80)

CLASS B
   2002          8.23      0.02        (0.50)       (0.48)      (0.04)           --          (1.16)        (1.20)
   2001(b)      10.04     (0.16)       (0.75)       (0.91)         --         (0.00)(d)      (0.90)        (0.90)

CLASS C
   2002          8.27      0.02        (0.48)       (0.46)      (0.04)           --          (1.16)        (1.20)
   2001(c)       8.58     (0.14)        0.03        (0.11)         --         (0.00)(d)      (0.20)        (0.20)




               RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
              -------------------------------------------------
                                         Net Asset         Net
              Net Asset                    Value,      Investment       Operating
                Value,                     End of        Income       Expenses to       Portfolio
                End of        Total        Period      to Average      Average Net      Turnover
                Period       Return+      (in 000s)    Net Assets        Assets(e)        Rate
-----------   ----------  -----------    -----------   ------------    ------------     ---------
CLASS A(F)
   2002         $6.66         (4.7)%        $ 2            0.97%         2.83%            33
   2001(a)       8.28        (13.3)           9           (0.93)(g)      2.69%(g)         49

CLASS B
   2002          6.55         (5.6)          24            0.22          3.58             33
   2001(b)       8.23        (13.8)           6           (1.68)(g)      3.44(g)          49

CLASS C
   2002          6.61         (5.3)          13            0.22          3.58             33
   2001(c)       8.27        (13.5)           0           (1.68)(g)      3.44(g)          49

--------------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and excludes the effect of any initial or contingent deferred sales charge. Total return for the period of less than one year is not annualized.
(a)  From May 2, 2001, the date shares were continuously outstanding.
(b)  From March 28, 2001, the date shares were continuously outstanding.
(c)  From November 26, 2001, the date shares were continuously outstanding.
(d)  Amount represents less than $0.005 per share.
(e) The Fund incurred interest expense during the years ended December 31, 2002 and 2001. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.82% and 2.67% (Class A), 3.57% and 3.42% (Class B), and 3.57% and 3.42% (Class C),
     respectively.
(f) Class A shares were outstanding for the period March 13, 2000 through November 30, 2000. Financial Highlights are not presented for Class A for the period ending December 31, 2000, as the information for this period is not considered meaningful.
(g)  Annualized.

--------------------------------------------------------------------------------
                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?


The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.


WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, WWW.SEC.GOV.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?


We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic and procedural safeguards to keep your personal information confidential.

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                                                                              35

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                        GABELLI GLOBAL SERIES FUNDS, INC.

                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND

                         THE GABELLI GLOBAL GROWTH FUND

                       THE GABELLI GLOBAL OPPORTUNITY FUND

                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND

                              CLASS A, B, C SHARES

================================================================================

FOR MORE INFORMATION:

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:


Each Fund's semi-annual and audited annual reports to shareholders contain additional information on the Funds' investments. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference, and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
 You can get free copies of these documents and prospectuses of other funds in the Gabelli family, or request other information and discuss your questions about the Funds by contacting:


                        Gabelli Global Series Funds, Inc.

                              One Corporate Center

                               Rye, NY 10580-1422

                      Telephone: 800-GABELLI (800-422-3554)

                                 www.gabelli.com

--------------------------------------------------------------------------------

You can review and/or copy the Funds' prospectuses, reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


     o For a fee, by electronic request at publicinfo@sec.gov, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 202-942-8090.

     o Free from the EDGAR Database on the Commission's website at www.sec.gov.


(Investment Company Act File No. 811-07896)

                        GABELLI GLOBAL SERIES FUNDS, INC.
                   THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
                         THE GABELLI GLOBAL GROWTH FUND
                 THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
                       THE GABELLI GLOBAL OPPORTUNITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2003


This Statement of Additional Information ("SAI"), which is not a prospectus, describes

o The Gabelli Global Telecommunications Fund (the "Global Telecommunications Fund")
o The Gabelli Global Growth Fund (the "Global Growth Fund")
o The Gabelli Global Convertible Securities Fund (the "Convertible Securities Fund")
o The Gabelli Global Opportunity Fund (the "Global Opportunity Fund")


(each a "Fund" and collectively the "Funds") which are series of the Gabelli Global Series Funds, Inc., a Maryland corporation (the "Corporation"). This SAI should be read in conjunction with the Funds' Prospectuses for Class A Shares, Class B Shares and Class C Shares and Class AAA Shares, each dated May 1, 2003. For a free copy of a Prospectus, please contact the Funds at the address, telephone number or Internet website printed below. This SAI is incorporated by reference in its entirety into the Funds' Prospectuses.


                              One Corporate Center


                            Rye, New York 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)
                                 www.gabelli.com
                                 ---------------



                                TABLE OF CONTENTS

GENERAL INFORMATION..........................................................2
INVESTMENT STRATEGIES AND RISKS..............................................2
INVESTMENT RESTRICTIONS......................................................9
DIRECTORS AND OFFICERS.......................................................11
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...................................18
INVESTMENT ADVISORY AND OTHER SERVICES.......................................22
DISTRIBUTION PLANS...........................................................26
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................28
REDEMPTION OF SHARES.........................................................32
DETERMINATION OF NET ASSET VALUE.............................................33
DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................36
INVESTMENT PERFORMANCE INFORMATION...........................................36
DESCRIPTION OF THE FUNDS' SHARES.............................................43
FINANCIAL STATEMENTS.........................................................43

                               GENERAL INFORMATION


The Corporation is an open-end management investment company and was organized as a Maryland Corporation on July 16, 1993. Each Fund of the Corporation is non-diversified, which means each Fund has the ability to invest a large portion of its assets in a single issuer than would be the case if it were diversified.



                         INVESTMENT STRATEGIES AND RISKS


The Funds' Prospectuses discuss the investment objectives of the Funds and the principal strategies to be employed to achieve those objectives. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, additional strategies the Funds may utilize and certain risks associated with such investments and strategies.


EQUITY SECURITIES

Because each Fund in seeking to achieve its respective investment objective may invest in the common stocks of both domestic and foreign issuers, an investment in a Fund should be made with an understanding of the risks inherent in any investment in common stocks, including the risk that the financial condition of the issuers of each Fund's portfolio securities may become impaired or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the securities and thus in the value of a Fund's Shares). Additional risks include risks associated with the right to receive payments from the issuer which is generally inferior to the rights of creditors of, or holders of debt obligations or preferred stock issued by, the issuer.


Moreover,  common  stocks do not  represent  an  obligation  of the  issuer  and therefore do not offer any assurance of income or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the economic interest of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuer's change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. The value of the common stocks in each Fund's portfolio thus may be expected to fluctuate.

Preferred stocks are usually entitled to rights on liquidation, which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as they are senior to common stocks, such securities tend to have less possibility of capital appreciation.

Some of the securities in each of the Funds may be in the form of depository receipts. Depository receipts usually represent common stock or other equity securities of non-U.S. issuers deposited with a custodian in a depository. The underlying securities can be withdrawn at any time by surrendering the depository receipt. Depository receipts are usually denominated in U.S. dollars and dividends and other payments from the issuer are converted by the custodian into U.S. dollars before payment to receipt holders. In other respects, depository receipts for foreign securities have the same characteristics as the underlying securities. Depository receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

NONCONVERTIBLE FIXED INCOME SECURITIES
The category of fixed income securities which are not convertible or exchangeable for common stock includes preferred stocks, bonds, debentures, notes, asset and mortgage-backed securities and money market instruments such as commercial paper and bankers acceptances. There is no minimum credit rating for these securities in which each of the Funds may invest.


Up to 25% of each Fund's assets may be invested in lower quality debt securities although each Fund does not expect to invest more than 10% of its assets in such securities. The foregoing limitations do not apply to the Global Convertible Securities Fund, which may invest in lower quality securities without limit. The market values of lower-quality fixed income securities tend to be less sensitive to changes in prevailing interest rates than higher-quality securities but more sensitive to individual corporate developments than higher-quality securities. Such lower-quality securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these lower-quality securities are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories. Even securities rated Baa or BBB by Moody's Investor Services, Inc. ("Moody's") and Standard & Poors Ratings Service, a division of the McGraw Hill Companies, Inc. ("S&P") respectively, which ratings are considered investment grade, possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security's market value. Each of the Funds will rely on the judgment, analysis and experience of the portfolio management team of Gabelli Funds, LLC (the "Adviser") in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.


The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of high yield and other securities will adversely affect each Fund's net asset value ("NAV"). In addition, each Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield debt securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could reduce the market for such debt securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing, and could negatively affect the value of specific high yield issues and the high yield market in general. For example, under a provision of the Internal Revenue Code of 1986, as amended (the "Code"), a corporate issuer may be limited from deducting all of the original issue discount on high-yield discount obligations (i.e., certain types of debt securities issued at a significant discount to their face amount). The likelihood of passage of any additional legislation or the effect thereof is uncertain.

The secondary trading market for lower-quality fixed income securities is generally not as liquid as the secondary market for higher-quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and each Fund's ability to dispose of particular issues when necessary to meet liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for each Fund to obtain accurate market quotations for purposes of valuing their respective portfolios. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Board of Directors of the Corporation (the "Board of Directors") to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

Convertible Securities: Each of the Global Telecommunications Fund, the Global Growth Fund and the Global Opportunity Fund may invest up to 25% of its assets in convertible securities rated, at the time of investment, less than BBB by S&P or Baa by Moody's or are unrated but of equivalent credit quality in the judgment of the Adviser. The Global Convertible Securities Fund may invest in such securities without limit. See "Lower Rated Securities."

Some of the convertible securities in each Fund's portfolio may be "Pay-In-Kind" securities. During a designated period from original issuance, the issuer of such a security may pay dividends or interest to the holder by issuing additional fully paid and nonassessable shares or units of the same or another specified security.

SOVEREIGN DEBT SECURITIES
Each Fund may invest in securities issued or guaranteed by any country and denominated in any currency. Each Fund (other than the Global Convertible Securities Fund) expects that it generally will invest in developed countries including Australia, Canada, Finland, France, Germany, the Netherlands, Japan, Italy, New Zealand, Norway, Spain, Sweden, the United Kingdom and the United States. The obligations of governmental entities have various kinds of government support and include obligations issued or guaranteed by governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a government. Debt securities issued or guaranteed by foreign governmental entities have credit characteristics similar to those of domestic debt securities but include additional risks. These additional risks include those resulting from devaluation of currencies, future adverse political and economic developments and other foreign governmental laws. The Global Convertible Securities Fund may invest in securities issued by undeveloped or emerging market countries, such as those in Latin America, Eastern Europe and much of Southeast Asia. These securities are generally not considered investment grade and have risks similar to those of other debt securities rated less than investment grade. Such securities are regarded as predominantly speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve risk exposure to adverse conditions.
(See "Nonconvertible Fixed Income Securities.")

Each Fund may also purchase securities issued by semi-governmental or supranational agencies such as the Asian Development Bank, the International Bank for Reconstruction and Development, the Export-Import Bank and the European Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each Fund will not invest more than 25% of its assets in the securities of such supranational entities.

SECURITIES SUBJECT TO REORGANIZATION
Each Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the Fund's portfolio management team, there is a reasonable prospect of high total return significantly greater than the brokerage and other transaction expenses involved.

In general, securities which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated.

Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the portfolio management team which must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offer and the dynamics and business climate when the offer of the proposal is in process. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Funds thereby increasing its brokerage and other transaction expenses. The portfolio management team intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both risk involved and the potential of available alternate investments.

LOWER RATED SECURITIES
Securities which are not investment grade are viewed by rating agencies as being predominantly speculative in character and are characterized by substantial risk concerning payments of interest and principal, sensitivity to economic conditions and changes in interest rates, as well as by market price volatility and/or relative lack of secondary market trading among other risks and may involve major risk exposure to adverse conditions or be in default. However, each Fund does not expect to invest more than 5% of its assets in securities which are in default at the time of investment and will invest in such securities only when the Adviser expects that the securities will appreciate in value. There is no minimum rating of securities in which each Fund may invest. Securities rated less than BBB by S&P or Baa by Moody's or comparable unrated securities are typically referred to as "junk bonds."

Lower rated securities are less sensitive to interest rate changes than other fixed income investments but are more sensitive to broad economic changes and individual corporate developments. The high yield securities market is relatively new and periods of economic change can be expected to result in increased market price volatility. As lower rated securities may be traded by a smaller number of broker-dealers, it may be more difficult for the Board of Directors to value these securities and the Board's judgment will play a greater role as less reliable, objective data is available.

OPTIONS
Each Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of its portfolio.

A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation, upon exercise of the option, to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium, to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price. A Fund's transactions in options may be subject to specific segregation requirements. See "Hedging Transactions" below.

If a Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold, other than on an exchange, in private transactions also impose on each Fund the credit risk that the counterparty will fail to honor its obligations. A Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 5% of such Fund's assets. To the extent that puts, straddles and similar investment strategies involve instruments regulated by the Commodity Futures Trading Commission ("CFTC"), each Fund is limited to an investment not in excess of 5% of its total assets.

WARRANTS AND RIGHTS
Each Fund may invest up to 5% of its assets in warrants or rights (other than those acquired in units or attached to other securities) which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time. Each Fund will do so only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in a Fund's portfolio.

WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS
Each Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While a Fund will only enter into a forward commitment with the intention of actually acquiring the security, such Fund may sell the security before the settlement date if it is deemed advisable.


Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to a Fund prior to the settlement date. Each Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments. Whenever a Fund is required to establish a segregated account, notations on the books of the Company's custodian or fund accounting agent are sufficient to constitute a segregated account.


SHORT SALES
Each Fund may make short sales of securities. A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. Each Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

When a Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

A Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. A Fund will also be required to deposit similar collateral with its Custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment of any amount received by a Fund on such security, such Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, such Fund will incur a loss; conversely, if the price declines, such Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although a Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

The market value of the securities sold short of any one issuer will not exceed either 5% of each Fund's total assets or 5% of such issuer's voting securities. A Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its assets or such Fund's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. A Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, such Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

RESTRICTED AND ILLIQUID SECURITIES
Each Fund may invest up to a total of 15% of its net assets in securities that are subject to legal or contractual restrictions on resale and securities the markets for which are illiquid. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely salable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission ("SEC") or otherwise determined to be liquid may be treated as liquid if they satisfy liquidity standards established by the Board of Directors. Unseasoned issuers are companies (including predecessors) that have operated less than three years. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board of Directors will monitor their liquidity. The Board of Directors will review pertinent factors such as trading activity, reliability of price information and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing 15% test. To the extent the Board treats such securities as liquid, temporary impairments to trading patterns of such securities may adversely affect a Fund's liquidity.

REPURCHASE AGREEMENTS
Each Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by a Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which a Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers, provided that such banks or dealers meet the creditworthiness standards established by the Adviser ("Qualified Institutions"). The Adviser will monitor the continued creditworthiness of Qualified Institutions. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. The collateral is marked to market daily. Such agreements permit a Fund to keep all of its assets earning interest while retaining "overnight" flexibility in pursuit of investments of a longer-term nature.
The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, such Fund's ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by each Fund's custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price. Each Fund will not enter into repurchase agreements of a duration of more than seven days if taken together with all other illiquid securities in the Fund's portfolio, more than 15% of its net assets would be so invested.

LOANS OF PORTFOLIO SECURITIES
To increase income, each Fund may lend its portfolio securities to securities broker-dealers or financial institutions if (1) the loan is collateralized in accordance with applicable regulatory requirements including collaterization continuously at no less than 100% by marking to market daily, (2) the loan is subject to termination by the Fund at any time, (3) the Fund receives reasonable interest or fee payments on the loan, (4) the Fund is able to exercise all voting rights with respect to the loaned securities and (5) the loan will not cause the value of all loaned securities to exceed 33 1/3% of the value of the Fund's assets.

If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extension of credit, there are risks of delay in recovery and in some cases even loss of rights in collateral should the borrower of the securities fail financially.

BORROWING
Each Fund may not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests, which would otherwise require the untimely disposition of its portfolio securities. Borrowing may not, in the aggregate, exceed 15% of assets after giving effect to the borrowing and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of each Fund's assets after giving effect to the borrowing. Each Fund will not make additional investments when borrowings exceed 5% of assets. Each Fund may mortgage, pledge or hypothecate assets to secure such borrowings.

HEDGING TRANSACTIONS
FUTURES CONTRACTS. Each Fund may enter into futures contracts only for certain bona fide hedging, yield enhancement and risk management purposes. Each Fund may enter into futures contracts for the purchase or sale of debt securities, debt instruments, or indices of prices thereof, stock index futures, other financial indices, and U.S. Government Securities.

A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time.

Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts. U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC and must be executed through a futures commission merchant (i.e., a brokerage firm) which is a member of the relevant contract market. Futures contracts trade on these contract markets and the exchange's affiliated clearing organization guarantees performance of the contracts as between the clearing members of the exchange.

These contracts entail certain risks, including but not limited to the following: no assurance that futures contracts transactions can be offset at favorable prices, possible reduction of the Fund's yield due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuation, imperfect correlation between the contracts and the securities being hedged, and potential losses in excess of the amount invested in the futures contracts themselves.

CURRENCY TRANSACTIONS. Each Fund may enter into various currency transactions, including forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. Each Fund expects to enter into these currency contracts and swaps in primarily the following circumstances: to "lock in" the U.S. dollar equivalent price of a security the Fund is contemplating buying or selling which is denominated in a non-U.S. currency or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Fund's portfolio has exposure. The Fund anticipates seeking to achieve the same economic result by utilizing from time to time for such hedging a currency different from the one of the given portfolio security as long as, in the view of the Adviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.


The Adviser may choose to use such instruments on behalf of each Fund depending upon market conditions prevailing and the perceived investment needs of each Fund. Futures contracts, interest rate swaps, and options on securities, indices and futures contracts and certain currency contracts sold by each Fund are generally subject to segregation and coverage requirement with the result that, if the Funds do not hold the security or futures contract underlying the instrument, each Fund will be required to segregate on an ongoing basis with its custodian, cash, U.S. government securities, or other liquid securities in an amount at least equal to each Fund's obligations with respect to such instruments. Such amounts fluctuate as the obligations increase or decrease. The segregation requirement can result in each Fund maintaining securities positions it would otherwise liquidate or segregating assets at a time when it might be disadvantageous to do so. Whenever a Fund is required to establish a segregated account, notations on the books of the Company's custodian or fund accounting agent are sufficient to constitute a segregated account.


                             INVESTMENT RESTRICTIONS

Each Fund's investment objective and the following investment restrictions are fundamental and cannot be changed without the approval of a majority of the Funds' outstanding voting securities as defined in the Investment Company Act of 1940, as amended (the "1940 Act") as the lesser of (1) 67% of the Funds' voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are represented in person or by proxy, or (2) more than 50% of the Funds' outstanding voting securities. All other investment policies or practices are considered not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or total assets of a Fund will not be considered a deviation from policy. Under such restrictions, each Fund may not:

 (6) issue senior securities, except that each Fund may borrow money, including on margin if margin securities are owned and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets (including the amount of such enumerated senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) and except that each Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. Each Fund's obligations under reverse repurchase agreements and the foregoing investment strategies are not treated as senior securities;

 (2) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities or the acquisition of securities subject to repurchase agreements;

 (3) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares a Fund may be deemed to be an underwriter;

 (4) invest for the purpose of exercising control over management of any company;

 (5) purchase real estate or interests therein, including limited partnerships that invest primarily in real estate equity interests, other than mortgage-backed securities, publicly traded real estate investment trusts and similar instruments; or

 (6) purchase or sell commodities or commodity contracts except for certain bona fide hedging, yield enhancement and risk management purposes or invest in any oil, gas or mineral interests.

                             DIRECTORS AND OFFICERS

Under Maryland law, the Corporation's Board of Directors is responsible for establishing the Corporation's policies and for overseeing the management of the Corporation. The Board elects the Corporation's officers who conduct the daily business of the Corporation. Information pertaining to the Directors and executive officers of the Corporation is set forth below.



                               TERM OF        NUMBER OF
                               OFFICE           FUNDS
                                AND            COMPLEX
NAME, POSITION(S)             LENGTH OF       OVERSEEN
ADDRESS 1                       TIME             BY            PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
AND AGE                       SERVED 2        DIRECTOR          DURING PAST FIVE YEARS                HELD BY DIRECTOR 3
-------                       --------        --------          ----------------------                ------------------

INTERESTED DIRECTORS 4:


MARIO J. GABELLI               Since 1993        23       Chairman of the Board and Chief             Director of Morgan Group
Director and Chief                                        Executive Officer of Gabelli                Holdings, Inc. (holding
Investment Officer                                        Asset Management Inc. and Chief             company); Vice Chairman
Age:  60                                                  Investment Officer of Gabelli               of Lynch Corporation
                                                          Funds, LLC and GAMCO Investors,             (diversified
                                                          Inc.; Vice Chairman and Chief               manufacturing)
                                                          Executive Officer of Lynch
                                                          Interactive Corporation
                                                          (multimedia and services)


JOHN D. GABELLI                Since 1995        10       Senior Vice President of Gabelli                       ---
Director                                                  & Company, Inc.; Director of
Age:  59                                                  Gabelli Advisers, Inc.


KARL OTTO POHL                 Since 1993        32       Member of the Shareholder                   Director of Gabelli
Director                                                  Committee of Sal Oppenheim Jr. &            Asset Management Inc.
Age:  73                                                  Cie (private investment bank);              (investment management);
                                                          Former President of the Deutsche            Chairman, Incentive
                                                          Bundesbank and Chairman of its              Capital and Incentive
                                                          Central Bank Council (1980-1991)            Asset Management
                                                                                                      (Zurich); Director at
                                                                                                      Sal Oppenheim Jr. & Cie,
                                                                                                      Zurich




1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation.
3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 , as amended (i.e., public companies) or other investment companies registered under the 1940 Act.
4 "Interested person" of the Corporation as defined in the 1940 Act. Messrs. M. Gabelli, J. Gabelli and Pohl are each considered an "interested person" because of their affiliation with Gabelli Funds, LLC which acts as the Corporation's investment adviser. Messrs. Mario Gabelli and John Gabelli are brothers.

                               TERM OF        NUMBER OF
                               OFFICE           FUNDS
                                AND            COMPLEX
NAME, POSITION(S)             LENGTH OF       OVERSEEN
ADDRESS 1                       TIME             BY            PRINCIPAL OCCUPATION(S)               OTHER DIRECTORSHIPS
AND AGE                       SERVED 2        DIRECTOR          DURING PAST FIVE YEARS                HELD BY DIRECTOR 3
-------                       --------        --------          ----------------------                ------------------

NON-INTERESTED DIRECTORS:
-------------------------

E. VAL CERUTTI                 Since 2001       7       Chief Executive Officer of Cerutti            Director of Lynch
Director                                                Consultants, Inc.; Former President           Corporation
Age:  63                                                and Chief Operating Officer of
                                                        Stella D'oro Biscuit Company
                                                        (through 1992); Adviser, Iona
                                                        College School of Business


ANTHONY J. COLAVITA            Since 1993       34       President and Attorney at Law in                      ---
Director                                                 the law firm of Anthony J.
Age:  67                                                 Colavita, P.C.

ARTHUR V. FERRARA              Since 2001        9       Formerly, Chairman of the Board and          Director of The Guardian
Director                                                 Chief Executive Officer of The               Life Insurance Company
Age:  72                                                 Guardian Life Insurance Company of           of America and 5 mutual
                                                         America   from  January                      funds within the Guardian
                                                         1993 to December 1995;                       Fund Complex
                                                         President, Chief
                                                         Executive Officer and a
                                                         Director prior thereto

WERNER J. ROEDER, MD           Since 1993       26       Vice President of Medical Affairs                     ---
Director                                                 at Lawrence Hospital Center and
Age:  62                                                 practicing private physician


ANTHONIE C. VAN EKRIS          Since 1993       19       Managing Director of BALMAC                           ---
Director                                                 International, Inc.
Age:  68



1  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2  Each Director  will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation.
3 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., public companies) or other investment companies registered under the 1940 Act.

NAME, POSITION(S)                      TERM OF OFFICE
ADDRESS 8                               AND LENGTH OF               PRINCIPAL OCCUPATION(S)
AND AGE                                  TIME SERVED                DURING PAST FIVE YEARS
-------                                  -----------                ----------------------

OFFICERS:
--------
BRUCE N. ALPERT                          Since 1993      Executive Vice President and Chief Operating
President                                                Officer of Gabelli Funds, LLC since 1988 and
Age:  51                                                 an officer of all mutual funds advised by
                                                         Gabelli Funds,  LLC and its affiliates.
                                                         Director and President of Gabelli Advisers, Inc.


GUS A. COUTSOUROS                        Since 2003      Vice President and Chief Financial Officer of
Vice President and Treasurer                             Gabelli Funds, LLC since 1998 and an officer of
Age: 40                                                  all mutual funds advised by Gabelli Advisers,
                                                         Inc.   Prior  to  1998, Treasurer of Lazard Funds.


A. HARTSWELL WOODSON, III                Since 1993      Portfolio Manager for Gabelli Funds, LLC since 1993
Vice President (for Global
Convertible Securities only)
Age:  43

JAMES E. MCKEE                           Since 1995      Vice President, General Counsel and Secretary of
Secretary                                                Gabelli Asset Management Inc. since 1999 and GAMCO
Age:  39                                                 Investors, Inc. since 1993; Secretary of all
                                                         mutual funds advised by Gabelli Advisers, Inc. and
                                                         Gabelli Funds, LLC




* Address: One Corporate Center, Rye, NY 10580, unless otherwise noted.

STANDING BOARD COMMITTEES



The Board of Directors has established three standing committees in connection with their governance of the Corporation - Audit, Nominating and Proxy Voting.

The Corporation's Audit Committee consists of three members: Messrs. Colavita (Chairman), Ferrara and Roeder, who are not "interested persons" of the Corporation as defined in the 1940 Act. The Audit Committee operates pursuant to a Charter that was most recently reviewed and approved by the Board of Directors of the Corporation on February 19, 2003. As set forth in the Charter, the function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control and it is the independent accountants' responsibility to plan and carry out a proper audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies, and practices of the Fund, its internal controls and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Funds financial statements and the audit thereof and to act as a liaison between the Board of Directors and the Corporation's independent accountants. During the fiscal year ended December 31, 2002, the Audit Committee met twice.

The Corporation's Nominating Committee consists of two members: Messrs. Colavita (Chairman) and Roeder, who are not "interested persons" of the Corporation as defined in the 1940 Act. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board in the event that a position is vacated or created. The Nominating Committee would consider recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Corporation. The Nominating Committee did not meet during the year ended December 31, 2002. The Corporation does not have a standing compensation committee.



The Corporation's Nominating Committee consists of two members: Messrs. Colavita (Chairman) and Roeder, who are not "interested persons" of the Corporation as defined in the 1940 Act. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board in the event that a position is vacated or created. The Proxy Voting Committee consists of three members: Messrs. Roeder (Chairman), Colavita and Ferrara, who are not "interested persons" of the Corporation as defined in the 1940 Act. Under certain circumstances and pursuant to specific procedures and guidelines, the Proxy Voting Committee shall, in place of the Funds' Adviser, exercise complete control and discretion over the exercise of all rights to vote or consent with respect to certain securities owned by the Funds. The Proxy Voting Committee meets periodically on an as needed basis to consider certain proxy related matters.

DIRECTOR OWNERSHIP OF FUND SHARES
<


Set forth in the table below is the dollar range of equity securities in each Fund and the aggregate dollar range of equity securities in the Fund complex beneficially owned by each Director.


                                                                DOLLAR RANGE OF
                                                                     EQUITY        AGGREGATE DOLLAR RANGE
                                                                SECURITIES HELD     OF EQUITY SECURITIES
NAME OF DIRECTOR                            FUND                 IN EACH FUND*      HELD IN FUND COMPLEX
----------------                            ----                 -------------      --------------------
INTERESTED
DIRECTORS:
Mario J. Gabelli          Global Telecommunications Fund
                          Global Growth Fund                          E                        E
                          Global Convertible Securities               B
                          Fund
                          Global Opportunity Fund                     E
                                                                      E

John D. Gabelli           Global Telecommunications Fund
                          Global Growth Fund                          B                        E
                          Global Convertible Securities               B
                          Fund
                          Global Opportunity Fund                     B
                                                                      B

Karl Otto Pohl            Global Telecommunications Fund
                          Global Growth Fund                          A                        A
                          Global Convertible Securities               A
                          Fund
                          Global Opportunity Fund                     A
                                                                      A
NON-INTERESTED
DIRECTORS:
E. Val Cerutti**          Global Telecommunications Fund
                          Global Growth Fund                          A                        E
                          Global Convertible Securities               A
                          Fund
                          Global Opportunity Fund                     A
                                                                      A

Anthony J. Colavita       Global Telecommunications Fund
                          Global Growth Fund                          C                        E
                          Global Convertible Securities               D
                          Fund
                          Global Opportunity Fund                     C
                                                                      C

----------------

*       Key to Dollar Ranges- Information as of December 31, 2002
        ---------------------------------------------------------
A.      None
B.      $1 - $10,000
C.      $10,001 - $50,000
D.      $50,001 - $100,000
E.      Over $100,000


                                                             DOLLAR RANGE OF
                                                             EQUITY                AGGREGATE DOLLAR RANGE
                                                             SECURITIES HELD IN    OF EQUITY SECURITIES
NAME OF DIRECTOR          FUND                               EACH FUND*            HELD IN FUND COMPLEX
NON-INTERESTED
DIRECTORS:
Arthur V. Ferrara         Global Telecommunications Fund
                          Global Growth Fund                          A                        E
                          Global Convertible Securities               B
                          Fund
                          Global Opportunity Fund                     A
                                                                      E

Werner J. Roeder          Global Telecommunications Fund
                          Global Growth Fund                          C                        E
                          Global Convertible Securities               A
                          Fund
                          Global Opportunity Fund                     A

                                                                      B


Anthonie C. van Ekris     Global Telecommunications Fund
                          Global Growth Fund                          E                        E
                          Global Convertible Securities               E
                          Fund
                          Global Opportunity Fund                     D
                                                                      E

----------------------

*       Key to Dollar Ranges- Information as of December 31, 2002
        ---------------------------------------------------------
A.      None
B.      $1 - $10,000
C.      $10,001 - $50,000
D.      $50,001 - $100,000
E.      Over $100,000

** Mr. Cerutti beneficially owns less than 1% of the common stock of (i) Lynch Corporation having a value of $23,250 as of December 31,2002 and
         (ii) Lynch Interactive Corporation having a value of $18,550 as of December 31, 2002. Lynch Corporation and Lynch Interactive Corporation may be deemed to be controlled by Mario J. Gabelli and in that event would be deemed to be under common control with the Fund's Adviser.



DIRECTOR AND OFFICER COMPENSATION

The Corporation pays each Director who is not an employee of the Adviser or an affiliated company an annual fee of $1,500 and $500 for each meeting of the Board of Directors attended by the Director, and reimburses Directors for certain travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Directors and officers of the Corporation who are employed by the Adviser or an affiliated company receive no compensation or expense reimbursement for serving as a director of the Corporation.


The following table sets forth certain information regarding the compensation of the Corporation's directors and officers. No executive officer or person affiliated with the Corporation received compensation from the Corporation for the calendar year ended December 31, 2002 in excess of $60,000.

                               COMPENSATION TABLE


------------------------------------- ----------------------------------- -----------------------------------

                                                                          TOTAL COMPENSATION FROM THE FUNDS
    NAME OF PERSON AND POSITION        AGGREGATE COMPENSATION FROM THE            AND FUND COMPLEX*
                                                    FUNDS

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Mario J. Gabelli                                      $0                               $0 (22)
Director and Chief
Investment Officer

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

E. Val Cerutti                                      $3,500                           $23,250 (7)
Director

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------


Anthony J. Colavita                                 $4,500                          $152,286 (34)
Director

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------


Arthur V. Ferrara                                   $4,500                           $30,000 (9)
Director

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------


John D. Gabelli                                       $0                               $0 (10)
Director

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------


Karl Otto Pohl                                        $0                               $0 (32)
Director

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------


Werner J. Roeder, MD                                $4,500                           $97,786 (26)
Director

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Anthonie C. van Ekris                               $3,500                           $67,250 (19)
Director

------------------------------------- ----------------------------------- -----------------------------------

-------------------------

* Represents the total compensation paid to such persons during the calendar year ended December 31, 2002. The parenthetical number represents the number of investment companies (including the Funds) or portfolios thereof from which such person receives compensation and which are considered part of the same "fund complex" as the Funds because they have common or affiliated investment advisers.




CODE OF ETHICS

The Corporation, its investment adviser and principal underwriter have adopted a code of ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its provisions, to invest in securities, including securities that may be purchased or held by the Corporation.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS



As of April 7, 2003, the following persons owned of record or beneficially 5% or more of the Funds' outstanding shares:

          NAME AND ADDRESS OF
            HOLDER OF RECORD                                  PERCENTAGE OF FUND
            ----------------                                  ------------------

                         GLOBAL TELECOMMUNICATIONS FUND

CLASS AAA
Charles Schwab & Co., Inc.                                           16.13%
101 Montgomery Street
San Francisco, CA 94104 - 4122

National Financial Service Corp                                      8.44%
150 Essex Street
Millburn, NJ 07041-1631

CLASS A
PaineWebber                                                          16.02%
15238 Burnaby Drive
Naples, FL 34110-7929

PaineWebber                                                          6.17%
550 Biltmore Way
IE # SR
Coral Gables, FL 33134-5730

CLASS B
Dean Witter                                                          12.99%
P.O. Box 250
Church Street Station
New York, NY 10008-0250


SWS Securities Inc.                                                  10.30%
P.O. 509002
Dallas, TX 75250-9002


BNY Clearing Services LLC                                            6.35%
111 East Kilbourn Avenue
Milwaukee, WI  53202

CLASS C
Raymond James & Assoc. Inc.                                          83.86%
880 Carillon Parkway
St. Petersburg, FL 3376-1100

William E. Wells                                                     7.39%
Dorothy H. Wells
Family Limited Partnership
611 Lincoln Ave
Vandalia, IL  62471-1731

                               GLOBAL GROWTH FUND

CLASS AAA
Charles Schwab & Co., Inc.                                           22.73%
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Service Corp                                      10.81%
200 Liberty Street
New York, NY 10281-1003

CLASS A
Citigroup Global Markets Inc.                                        23.28%
333 West 34th Street, 3rd Floor
New York, NY  10001-2402

AG Edwards & Sons Inc. C/F                                           10.79%
8618 Ridge Rd
Dittmer, MO 63023-1606

Janney Montgomery Scott LLC                                          7.21%
1801 Market Street
Philadelphia, PA 19103-1628

Dean Witter Reynolds                                                 5.89%
P.O. Box 250 Church Street Station
New York, NY  10008-0250

CLASS B
Dean Witter Reynolds Inc. C/F                                        36.59%
P.O. Box 250
Church Street Station
New York, NY 10008-0250

NFSC FEBO                                                            17.84%
38B Jacobus Ave
Little Falls, NJ 07424-2305

State Street Bank & Trust Co                                         15.75%
27 Fieldstone Dr.
Hartsdale, NY 10530-1531

Prudential Securities Inc.                                           9.69%
4100 W. 95th Street, Apt. 111
Prairie Village, KS 66207-2736

Citigroup Global Markets Inc.                                        5.72%
333 West 34th St. - 3rd Floor
New York, NY 10001-2483

CLASS C
State Street Bank & Trust Co.                                        39.82%
24 Twin Circle Dr
Arlington, MA 02474-2126

Legg Mason Wood Walker Inc.                                          21.17%
P.O. Box 1476
Baltimore, MD  21203-1476

Kathleen F. Phillips                                                 13.79%
3304 Shadyside Lane
Chesapeake, VA  23321-4618

Prudential Securities Inc.                                           7.89%
4100 W 95th St. Apt. 111
Prairie Village, KS 66207-2736

                             GLOBAL OPPORTUNITY FUND

CLASS AAA
Gabelli Group Capital Partners Inc.                                  15.84%
One Corporate Center
Rye, NY 10580-1422

Charles Schwab & Co., Inc.                                           9.43%
101 Montgomery Street
San Francisco, CA 94104-4122

CLASS A
PaineWebber                                                          33.20%
3529 Woods Blvd
Tyler, TX 75707-1653

PaineWebber                                                          28.01%
2022 S. Overland Ave.
Los Angeles, CA  90025-6307

PaineWebber                                                          10.38%
P.O. Box 224
Mt. Desert, ME 04660-0224

A.G. Edwards & Sons Inc.                                             8.61%
One North Jefferson
St. Louis, MO 63103-2287

CLASS B
Victor Emmanuel Nicholas Kilsby Trustee                              62.23%
Emmanuel Kerr Kilsby Inc.
2 Shore Dr
Port Chester, NY 10573-5315

State Street Bank & Trust Co.                                        19.45%
339 E. University Ave.
Orange City, FL 32763-5248

CLASS C
Gabelli Asset Management Inc.                                        100.00%
One Corporate Center
Rye, NY 10580-1422

                       GLOBAL CONVERTIBLE SECURITIES FUND

CLASS AAA
Charles Schwab & Co., Inc.                                           27.12%
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corporation                              12.78%
200 Liberty Street
New York, NY  10281-1003

National Investor Services                                           7.93%
55 Water Street, 32nd Floor
New York, NY  10041-0028

CLASS A
Marilyn Schnitzer Fam Rev Liv Trust                                 94.89%
9761 Sunrise Lakes Blv. Apt. 310
Sunrise, FL 33322-6239

Gabelli Asset Management Inc.                                         5.11%
One Corporate Center
Rye, NY  10580-1422

CLASS B
A.G. Edwards & Sons Inc.                                             83.46%
One North Jefferson
St. Louis, MO 63103-2287

First Clearing Corporation                                           16.20%
7260 Fairfax Drive Bldg. B
Tamarac, FL 33321-4305

CLASS C
A.G. Edwards & Sons Inc.                                             40.72%
996 Ransom Road
Grand Island, NY 14072-1412

John Demarle                                                         32.33%
3106 Ennis Road
Pattersonville, NY 12137-4112

A.G. Edwards & Sons Inc.                                             26.19%
P.O. Box 722
Smithtown, NY 11787-0722



As of April 7, 2003, as a group, the Directors and officers of the Fund owned less than 1% of the outstanding shares (aggregating all classes) of each of The Gabelli Global Telecommunications Fund, The Gabelli Global Growth Fund and The Global Convertible Fund, respectively.

As of April 7, 2003, as a group, the Directors (excluding Mr. Gabelli) and officers of The Gabelli Global Opportunity Fund owned 35,458 shares or 2.30% of the outstanding shares (aggregating all classes) of the Fund. Mario J. Gabelli owns directly and indirectly a majority interest in Gabelli Group Capital Partners Inc. ("GGCP") and Gabelli Asset Management, Inc. ("GBL"), respectively and, accordingly, may be deemed to own beneficially the shares reported above as being owned by GGCP and GBL. Mr. Gabelli disclaims such beneficial ownership.



                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER



The Adviser is a New York limited liability company which serves as Adviser to 15 open-end investment companies, and 4 closed-end investment companies with aggregate assets in excess of $8.7 billion as of December 31, 2002. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser on the basis of his controlling interest in GBL, the parent company of the Adviser. GAMCO Investors, Inc. ("GBL") acts as investment adviser for individuals, pension trusts, profit-sharing trusts and endowments, and had aggregate assets in excess of $10.0 billion under its management as of December 31, 2002; Gabelli Advisers, Inc., a majority-owned subsidiary of GBL and affiliates, acts as investment adviser to the Gabelli Westwood Funds with assets under management of approximately $450 million as of December 31, 2002. Gabelli Securities, Inc., a wholly-owned subsidiary of GBL, acts as investment adviser to certain alternative investment products, consisting primarily of risk arbitrage and merchant banking limited partnerships and offshore companies, with assets under management of approximately $600 million as of December 31, 2002; Gabelli Fixed Income, LLC acts as investment adviser for the 3 active portfolios of The Treasurer's Fund, Inc. and separate accounts having assets under management of approximately $1.6 billion as of December 31, 2002. Each of the foregoing companies is a subsidiary of Gabelli Asset Management Inc.

Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Funds. The securities in which the Funds might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called "poison pill" or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by the Funds if the affiliates of the Adviser or their advisory accounts have or acquire a significant position in the same securities. However, the Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Funds in seeking to achieve its investment objectives. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have a substantial pecuniary interest. The Adviser may on occasion give advice or take action with respect to other clients that differs from the actions taken with respect to the Funds. The Funds may invest in the securities of companies which are investment management clients of GBL. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.



Pursuant to the Investment Advisory Contracts (the "Contracts"), which were last approved by the Directors of the Funds at a meeting held on November 20, 2002, the Adviser furnishes a continuous investment program for each Fund's portfolio, makes the day-to-day investment decisions for the Funds, arranges the portfolio transactions of the Funds and generally manages each Fund's investments in accordance with the stated policies of each Fund, subject to the general supervision of the Board of Directors of the Funds. For the services it provides, the Adviser is paid an annual fee based on the value of each Fund's average daily net assets of 1.00%.

The Contracts were most recently approved by the Directors, including a majority of the Directors who are not parties to the Contracts or "interested persons" (as such term is defined in the 1940 Act") of any party thereto, on November 20, 2002. At that meeting, the Board of Directors reviewed the written and oral presentations provided by the Adviser in connection with the Directors' consideration of the Contracts. The Directors also reviewed their responsibilities under applicable law. The Directors considered, in particular, the level of each Funds' contractual advisory fee rates and the actual total expense ratios borne by each Fund and compared the information on these matters to similar information for mutual funds of a comparable size and investment program. The Board also reviewed the profitability of the Contracts to the Adviser, each Funds' absolute and comparative investment performance and the nature quality of the services provided to each Fund by the Adviser and its affiliates. The independent Directors met separately to discuss this information. Based on their consideration of all of the above factors, the independent Directors recommended to the full Board and, each of the Directors present at the meeting determined, that renewal of the Contracts was in the best interest of the Funds and their shareholders. In the course of arriving at such determination the independent Directors noted in particular the comparative investment performance of the Fund, the experience of the Fund's portfolio management team, and the level of services provided by the Adviser.

Under the Contracts, the Adviser also (i) provides the Funds with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide effective administration of the Funds, including maintaining certain books and records and overseeing the activities of the Funds' Custodian and Transfer Agent; (ii) oversees the performance of administrative and professional services to the Funds by others, including the Funds' Sub-Administrator, Custodian, Transfer Agent and Dividend Disbursing Agent, as well as accounting, auditing and other services performed for the Funds; (iii) provides the Funds with adequate office space and facilities; (iv) supervises the preparation of, but does not pay for, the periodic updating of the Funds' registration statement, Prospectuses and SAI, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, the Funds' tax returns, and reports to each Fund's shareholders and the SEC; (v) supervises, but does not pay for, the calculation of the net asset value of shares in each Fund; (vi) supervises the preparation of, but does not pay for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or its shares under such laws; and (vii) prepares notices and agendas for meetings of the Funds' Board of Directors and minutes of such meetings in all matters required by the 1940 to be acted upon by the Board.

The cost of calculating the each Fund's net asset value is an expense payable by the Fund pursuant to the Contracts. To the extent that a portion of the sub-administration fee is used to pay for personnel and equipment related to the calculating the net asset value, each Fund will reimburse the Adviser for such expenses. During the fiscal year ended December 31, 2002, the Funds reimbursed the Adviser $34,800, $34,800, $0 and $0 for the Global Telecommunications Fund, the Global Growth Fund, the Convertible Securities Fund and the Global Opportunity Fund, respectively, in connection with the cost of computing each Fund's net asset value.



The Contracts provide that absent willful misfeasance, bad faith, gross negligence or reckless disregard of its duty, the Adviser and its employees, officers, directors and controlling persons are not liable to the Funds or any of its investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Funds. However, the Contracts provide that the Funds are not waiving any rights it may have with respect to any violation of law which cannot be waived. The Contracts also provide indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Funds. The Contracts in no way restrict the Adviser from acting as adviser to others. The Funds have agreed by the terms of the Contracts that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes;
and that, therefore, such name may freely be used by the Adviser for other investment companies, entities or products. The Funds have further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, the Funds will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

By its terms, the Contracts will remain in effect from year to year, provided each such annual continuance is specifically approved by the Funds' Board of Directors or by a "majority" (as defined in the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Directors who are not parties to the Contracts or interested persons of any such party, cast in person at a meeting called specifically for the purpose of voting on the Contracts. The Contracts are terminable without penalty by the Funds on sixty days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board of Directors, or by the Adviser on sixty days' written notice, and will automatically terminate in the event of its "assignment" as defined by the 1940 Act.

           ADVISORY FEES EARNED AND ADVISORY FEES WAIVED AND EXPENSES
             REIMBURSED TO THE FUNDS FOR THE YEAR ENDED DECEMBER 31,


------------------ --------------------------------- ------------------------------- --------------------------------

                                 2002                             2001                            2000

------------------ --------------------------------- ------------------------------- --------------------------------
------------------ --------------- ----------------- ------------- ----------------- -------------- -----------------

                                   FEES WAIVED AND                 FEES WAIVED AND                    FEES WAIVED
                                       EXPENSES                        EXPENSES                       AND EXPENSES
                                      REIMBURSED                      REIMBURSED                       REIMBURSED
                       EARNED                           EARNED                          EARNED

------------------ --------------- ----------------- ------------- ----------------- -------------- -----------------
------------------ --------------- ----------------- ------------- ----------------- -------------- -----------------

Global               $1,678,086           $0          $2,820,500          $0          $4,411,636           $0
Telecommunications
Fund


------------------ --------------- ----------------- ------------- ----------------- -------------- -----------------
------------------ --------------- ----------------- ------------- ----------------- -------------- -----------------

Global Growth        $1,413,756           $0          $2,353,889          $0          $4,526,561           $0
Fund



------------------ --------------- ----------------- ------------- ----------------- -------------- -----------------
------------------ --------------- ----------------- ------------- ----------------- -------------- -----------------

Global                $91,432             $0           $93,945            $0           $164,069            $0
Convertible
Securities Fund

------------------ --------------- ----------------- ------------- ----------------- -------------- -----------------
------------------ --------------- ----------------- ------------- ----------------- -------------- -----------------

Global                $162,808         $130,752        $258,640        $106,967        $373,604         $109,236
Opportunity Fund*

------------------ --------------- ----------------- ------------- ----------------- -------------- -----------------

---------------
* During 2001 and 2002, the Adviser contractually agreed to waive its management fee and/or reimburse expenses of the Global Opportunity Fund to the extent necessary to maintain total annual operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) at no more than 1.50%, 1.50%, 2.25% and 2.25% on an annualized basis for Class AAA, Class A, Class B and Class C Shares, respectively.

This expense waiver/reimbursement arrangement is expected to continue until at least December 31, 2003. In addition, during the two-year period following any waiver or reimbursement by the Adviser, the Global Opportunity Fund has agreed to repay such amount to the extent, that after giving effect to the repayment, such adjusted total annual operating expenses would not exceed 1.50%, 1.50%, 2.25% and 2.25% on an annualized basis for Class AAA, Class A, Class B and Class C Shares, respectively. The cumulative amount which the Fund may repay the Adviser is $237,719.

THE SUB-ADMINISTRATOR
The Adviser has entered into a Sub-Administration Agreement (the "Sub-Administration Agreement") with PFPC Inc. (the "Sub-Administrator"), which is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Corporation's operations except those performed by the Adviser under its advisory agreements with the Funds; (b) supplies the Corporation with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of the net asset value of shares in the Funds, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Corporation Board of Directors Meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board Meetings; (d) prepares reports to Fund shareholders, tax returns and reports to and filings with the SEC and state "Blue Sky" authorities; (e) calculates the Funds' net asset value per share and provides any equipment or services necessary for the
purpose of pricing  shares  or  valuing  the  Funds'  investment   portfolio
(f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Code, and the Funds' investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Corporation in a manner consistent with the requirements of the 1940 Act.



For the services it provides, the Adviser pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser as follows: up to $10 billion -.0275%; $10 billion to $15 billion -.0125%; over $15 billion -.0100%.

COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP, Four Times Square, New York, New York 10036, serves as the Corporation's legal counsel.

INDEPENDENT AUDITORS
Grant Thornton LLP, 60 Broad Street, New York, New York 10004-2616, independent auditors, have been selected to audit the Funds' annual financial statements.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 is the Custodian for the Fund's cash and securities. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street located at the BFDS Building, 66 Brooks Drive, Braintree, Massachusetts 02184, performs the services of transfer agent and dividend disbursing agent for the Fund. Neither BFDS nor State Street assists in or is responsible for investment decisions involving assets of the Fund.

DISTRIBUTOR
To implement the Funds' 12b-1 Plans, each Fund has entered into an Amended and Restated Distribution Agreement with Gabelli & Company, Inc. (the "Distributor"), a New York corporation which is an indirect majority owned subsidiary of GBL, having principal offices located at One Corporate Center, Rye, New York 10580-1422. The Distributor acts as agent of the Funds for the continuous offering of its shares on a best efforts basis.



For the period from March 1, 2000 (commencement of operations) through December 31, 2000 and the fiscal years ended December 31, 2001 and December 31, 2002, commissions (sales charges) on sales of the Global Telecommunications Fund Class A Shares amounted to $1,837, $7,583and $17,733, respectively, and the amounts retained by Gabelli & Company were $237, $995 and $2,244, respectively. For the period from March 1, 2000 (commencement of operations of Class B and C Shares) through December 31, 2000 and the fiscal years ended December 31, 2001 and December 31, 2002, Gabelli & Company was paid commissions for contingent deferred sales charges on the sale of the Global Telecommunications Fund Class B Shares and retained commission earned on the sale of the Global
Telecommunications Fund Class B Shares in the amounts of $0, $0 and $0, respectively. For the same periods, Gabelli & Company was paid commissions for contingent deferred sales charges on the sale of the Global Telecommunications Fund Class C Shares and retained commission earned on the sale of the Global
Telecommunications Fund Class C Shares in the amounts of $0, $0 and $0, respectively.

For the period from March 1, 2000 (commencement of operations) through December 31, 2000 and the fiscal years ended December 31, 2001 and December 31, 2002, commissions (sales charges) on sales of the Global Growth Fund Class A Shares amounted to $17,991, $375 and $1,772, respectively, and the amounts retained by Gabelli & Company were $2,461, $48 and $232, respectively. For the period from March 1, 2000 (commencement of operations of Class B and C Shares) through December 31, 2000 and the fiscal years ended December 31, 2001 and December 31, 2002, Gabelli & Company was paid commissions for contingent deferred sales charges on the sale of the Global Growth Fund Class B Shares and retained commission earned on the sale of the Global Growth Fund Class B Shares in the amounts of $0, $0 and $0, respectively. For the same periods, Gabelli & Company was paid commissions for contingent deferred sales charges on the sale of the Global Growth Fund Class C Shares and retained commission earned on the sale of the Global Growth Fund Class C Shares in the amounts of $0, $0 and $0, respectively.

For the period from March 1, 2000 (commencement of operations) through December 31, 2000 and the fiscal years ended December 31, 2001 and December 31, 2002, commissions (sales charges) on sales of the Global Opportunity Fund Class A Shares amounted to $1,483, $2,500 and $262, respectively, and the amounts retained by Gabelli & Company were $193, $330 and $34, respectively. For the period from March 1, 2000 (commencement of operations of Class B Shares) through December 31, 2000 and the fiscal years ended December 31, 2001 and December 31, 2002, Gabelli & Company was paid commissions for contingent deferred sales charges on the sale of the Global Opportunity Fund Class B Shares and retained commission earned on the sale of the Global Opportunity Fund Class B Shares in the amounts of $0, $0 and $0, respectively. For the period from November 23, 2001 (commencement of operations of C Shares) through December 31, 2001, and the fiscal year ended December 31, 2002, Gabelli & Company was paid commissions for contingent deferred sales charges on the sale of the Global Opportunity Fund Class C Shares and retained commission earned on the sale of the Global Opportunity Fund Class C Shares in the amounts of $0 and $0, respectively.

For the period from May 2, 2001 (commencement of operations) through December 31, 2001 and the fiscal year ended and December 31, 2002, commissions (sales charges) on sales of the Global Convertible Securities Fund Class A Shares amounted to $637 and $54, respectively, and the amounts retained by Gabelli &
Company were $90 and $7, respectively. For the period from March 28, 2001 (commencement of operations of Class B Shares) through December 31, 2001 and the fiscal year December 31, 2002, Gabelli & Company was paid commissions for contingent deferred sales charges on the sale of the Global Convertible Securities Fund Class B Shares and retained commission earned on the sale of the Global Convertible Securities Fund Class B Shares in the amounts of $0 and $0, respectively. For the period from November 26, 2001 (commencement of operations of Class C Shares) through December 31, 2001 and the fiscal year ended December 31, 2002, Gabelli & Company was paid commissions for contingent deferred sales charges on the sale of the Global Convertible Securities Fund Class C Shares and retained commission earned on the sale of the Global Convertible Securities Fund Class C Shares in the amounts of $0 and $0, respectively.

Set forth in the table below is the amount of commissions and other compensation received by the Distributor during the fiscal year ended December 31, 2002.

------------------------------------------------------------------------------------------------------------
                             NET UNDERWRITING     COMPENSATION ON
                              DISCOUNTS AND       REDEMPTIONS AND        BROKERAGE       OTHER COMPENSATION
                               COMMISSIONS          REPURCHASES          COMMISIONS
------------------------------------------------------------------------------------------------------------
Global
Telecommunications
Fund                              $2,244                $0                $104,005               ---
------------------------------------------------------------------------------------------------------------
Global Growth Fund                 $232                 $0                $24,059                ---
------------------------------------------------------------------------------------------------------------
Global Opportunity Fund            $34                  $0                 $1,175                ---
------------------------------------------------------------------------------------------------------------
Global Convertible
Securities Fund                     $7                  $0                   $0                  ---
------------------------------------------------------------------------------------------------------------

                               DISTRIBUTION PLANS

Pursuant to separate distribution and service plans (the Class A Plan, the Class B Plan, the Class C Plan and the Class AAA Plan, collectively, the "Plans") adopted by each of the Funds pursuant to Rule 12b-1 under the 1940 Act and the Amended and Restated Distribution Agreement, the Distributor incurs expenses of distributing the Funds' Class A, Class B, Class C and Class AAA shares. In addition, the Distributor receives the proceeds of contingent deferred sales charges ("CDSC") paid by investors upon certain redemptions of Class B and Class C shares. Payments may be made by each of the Fund under each Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the class to which such Plan relates as determined by the Board of Directors. Such activities typically include advertising, compensation for sales and marketing activities of the Distributor and other banks, broker-dealers and service providers; shareholder account servicing; production and dissemination of prospectus and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without a distribution plan, the Fund may also make payments to finance such activity outside of the Plans and not be subject to its limitations. Payments under the Plans are not dependent on distribution expenses actually incurred by the Distributor. The Plans compensate the Distributor regardless of expenses and accordingly a portion of the payments by a Fund may be used indirectly to finance distribution activities on behalf of other Gabelli funds and a portion of the payments by such other funds may be used to finance distribution activities on behalf of a Fund. The Plans are intended to benefit a Fund by increasing its assets and thereby reducing a Fund's expense ratio.

The Plans continue in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority vote of the Directors who are not interested persons of the Corporation and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Directors"), cast in person at a meeting called for the purpose of voting on such continuance. The Plans may each be terminated at any time, without penalty, by the vote of a majority of the Independent Directors, or by the vote of the holders of a majority of the outstanding shares of the applicable class of the Funds on not more than 30 days' written notice to any other party to the Plans. The Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class (by both Class A and Class B shareholders, voting separately, in the case of material amendments to the Class A Plan), and all material amendments must be approved by the Board of Directors in the manner described above. Each Plan will automatically terminate in the event of its assignment. The Funds will not be contractually obligated to pay expenses incurred under any Plan if it is terminated or not continued.

Pursuant to each Plan, the Board of Directors will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Funds by the Distributor. The report includes an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Independent Directors shall be committed to the Independent Directors.

Pursuant to the Amended and Restated Distribution Agreement, the Corporation has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.





During the fiscal year ended December 31, 2002, the Distributor incurred expenses for the Gabelli Global Telecommunications Fund under the Distribution Plan of $234,200. Of this amount $7,900 was attributable to advertising, $16,700 to printing, postage and stationery, $3,700 to overhead support expenses, $74,900 to compensation of personnel of the Distributor and $131,000 to third party brokers. Pursuant to the Distribution Plan, the Fund paid the Distributor $425,427, or .25% of its average daily net assets.

During the fiscal year ended December 31, 2002, the Distributor incurred expenses for the Gabelli Global Growth Fund under the Distribution Plan of $259,200. Of this amount $6,100 was attributable to advertising, $15,800 to printing, postage and stationery, $2,700 to overhead support expenses, $56,000 to compensation of personnel of the Distributor and $178,800 to third party brokers. Pursuant to the Distribution Plan, the Fund paid the Distributor $354,630, or .25% of its average daily net assets.

During the fiscal year ended December 31, 2002, the Distributor incurred expenses for the Gabelli Global Opportunity Fund under the Distribution Plan of $41,400. Of this amount $900 was attributable to advertising, $14,300 to printing, postage and stationery, $400 to overhead support expenses, $14,000 to compensation of personnel of the Distributor and $11,900 to third party brokers. Pursuant to the Distribution Plan, the Fund paid the Distributor $40,772, or ..25% of its average daily net assets.

During the fiscal year ended December 31, 2002, the Distributor incurred expenses for the Gabelli Global Convertible Securities Fund under the Distribution Plan of $35,500. Of this amount $1,000 was attributable to advertising, $17,200 to printing, postage and stationery, $300 to overhead support expenses, $7,600 to compensation of personnel of the Distributor and $9,400 to third party brokers. Pursuant to the Distribution Plan, the Fund paid the Distributor $23,078, or .25% of its average daily net assets. Each Plan compensates the Distributor regardless of its expenses.

No independent Director had a direct or indirect financial interest in the operation of any Plan or related agreements. Those interested persons who beneficially own stock in affiliates of the Adviser or the Distributor or are employed by the Gabelli companies may be deemed to have an indirect financial interest.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser is authorized on behalf of each Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at a reasonable expense. Transactions in securities other than those for which a securities exchange is the principal market are generally done through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission is paid whenever it appears that the broker can obtain a more favorable overall price. In general, there may be no stated commission on principal transactions in over-the-counter securities, but the prices of those securities may include undisclosed commissions or markups. Options transactions will usually be effected through a broker and a commission will be charged. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as the underwriter's concession or discount.

The Adviser currently serves as adviser to a number of investment company clients and may in the future act as adviser to others. Affiliates of the Adviser act as investment adviser to numerous private accounts. It is the practice of the Adviser and its affiliates to cause purchase and sale transactions to be allocated among each Fund and others whose assets they manage in such manner as they deem equitable. In making such allocations among each Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for such investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts.

When consistent with the objective of obtaining best execution, the Adviser may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and brokerage services to each Fund or the Adviser of the type described in Section 28(e) of the Securities Exchange Act of 1934. In doing so, each Fund may also pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction.



The Adviser may also place orders for the purchase or sale of portfolio securities with Gabelli & Company when it appears that, as an introducing broker or otherwise, Gabelli & Company can obtain a price and execution which is at least as favorable as that obtainable by other qualified brokers. The Adviser may also consider sales of shares of the Fund and any other registered investment company managed by the Adviser and its affiliates by brokers and dealers other than the distributor as a factor in its selection of brokers and dealers to execute portfolio transaction for the Fund. Research services furnished by brokers or dealers through which the Fund effects securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of the other accounts of the Adviser and its advisory affiliates, and research information received for the commissions of those particular accounts may be useful both to the Fund and one or more of such other accounts. Neither the Fund nor the Adviser has any legally binding agreement with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers or dealers, the Adviser does consider the level of services provided. Based on such
determinations,  the Adviser  has   allocated   brokerage   commissions   of
$830,329  on  portfolio transactions   in  the  principal   amount  of
$163,102,492   during  2002  to broker-dealers that have provided research services to the Adviser.



The Adviser may also place orders for the purchase or sale of portfolio securities with Gabelli, a broker-dealer member of the National Association of Securities Dealers, Inc. when it appears that, as an introducing broker or otherwise, Gabelli can obtain a price and execution which is at least as favorable as that obtainable by other qualified brokers. The Adviser may also consider sales of shares of each Fund and any other registered investment companies managed by the Adviser and its affiliates by brokers and dealers other than the Distributor as a factor in its selection of brokers and dealers to execute portfolio transactions for each Fund.

The following charts show brokerage commissions paid by the Adviser on behalf of each Fund, the amount and percentage of commissions paid by each Fund to Gabelli & Company, Inc., an affiliate of the Adviser ("Gabelli"), and the percentage of all transactions involving the payment of commissions to Gabelli.



                                      Fiscal Year Ended        Fiscal Year Ended        Fiscal Year Ended
                                      December 31, 2000        December 31, 2001        December 31, 2002
                                      -----------------        -----------------        -----------------

THE GABELLI GLOBAL
TELECOMMUNICATIONS FUND

Total brokerage commissions paid          $324,841                 $149,294                 $127,405
by  the Fund

Total brokerage commissions paid          $240,192                 $113,729                 $104,005
by the Fund to Gabelli &
Company, Inc.

% of aggregate brokerage                    73.9%                    76.2%                    81.6%
commissions

% of principal amount of                    80.3%                    81.9%                    86.1%
transactions
involving commissions effected
through Gabelli & Company, Inc.



THE GABELLI GLOBAL GROWTH FUND
Total brokerage commissions paid         $1,631,096                $819,742                 $508,203
by the Fund

Total brokerage commissions paid           $67,290                  $49,300                  $24,059
by the Fund to Gabelli & Company,
Inc.

% of aggregate brokerage                    4.1%                     6.6%                     4.7%
commissions

% of principal amount of                    6.0%                     10.0%                    7.2%
transactions involving
commissions effected through
Gabelli & Company, Inc.

                                      Fiscal Year Ended        Fiscal Year Ended        Fiscal Year Ended
THE GABELLI GLOBAL OPPORTUNITY        December 31, 2000        December 31, 1999        December 31, 2002
 FUND                                 -----------------        -----------------        -----------------

Total brokerage commissions paid           $72,380                  $35,654                  $5,527
by the Fund

Total brokerage commissions paid             $0                     $2,914                   $1,175
by the Fund to Gabelli &
Company, Inc.

% of aggregate brokerage                    0.0%                     8.2%                     21.3%
commissions

% of principal amount of                    0.0%                     9.9%                     18.1%
transactions involving
commissions effected through
Gabelli & Company, Inc.


THE GABELLI GLOBAL CONVERTIBLE
SECURITIES FUND
Total brokerage commissions paid           $31,094                  $10,540                  $8,319
by the Fund

Total brokerage commissions paid            $180                      $0                       $0
by the Fund to Gabelli &
Company, Inc.

% of aggregate brokerage                    0.6%                     0.0%                     0.0%
commissions

% of principal amount of                    3.9%                     0.0%                     0.0%
transactions involving
commissions effected through
Gabelli & Company, Inc.

The difference in the percentage of Gabelli & Company's commissions to the total commissions versus the percentage of the principal amount of commissionable trades done through Gabelli & Company can be attributable to the lower commissions per share paid on NASDAQ securities executed on Electronic Trading Networks and foreign securities transactions versus the commision rates on exchange traded securities. Such rates per share are often determined without regard to the principal amount of the transaction which led to the difference noted.



The reason for the percentage of commissions to Gabelli being materially lower on three of the Funds than the percentage of principal amount of trades handled by Gabelli is that the commission rate to Gabelli was lower than the average commission rate paid to other brokers.

As required by Rule 17e-1 under the 1940 Act, the Board of Directors of each Fund has adopted "Procedures" which provide that the commissions paid to Gabelli on stock exchange transactions must be reasonable and fair in comparison to the commissions that would have been charged by another qualified broker or member firm able to effect the same or comparable transaction at an equally favorable price. Rule 17e-1 and the Procedures contain requirements that the Board, including independent Directors, conduct periodic compliance reviews of such brokerage allocations and review such schedule at least annually for its continuing compliance with the foregoing standard. The Adviser and Gabelli are also required to furnish reports and maintain records in connection with such reviews.

To obtain the best execution of portfolio trades on the New York Stock Exchange ("NYSE"), Gabelli controls and monitors the execution of such transactions on the floor of the NYSE through independent "floor brokers" or through the Designated Order Turnaround System of the NYSE. Such transactions are then cleared, confirmed to the Fund for the account of Gabelli, and settled directly with the Custodian of each Fund by a clearing house member firm which remits the commission less its clearing charges to Gabelli. Gabelli may also effect portfolio transactions on behalf of each Fund in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct access rules similar to those of the NYSE.


                              REDEMPTION OF SHARES

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected at the discretion of the Board of Directors and taken at their value used in determining each Fund's NAV per share as we described under "Determination of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless the Board of Directors believes that economic conditions exist which would make such a practice detrimental to the best interest of a Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. A Fund will not distribute in-kind portfolio securities that are not readily marketable. The Corporation has filed a formal election with the SEC pursuant to which the Corporation will only effect a redemption in portfolio securities where the particular shareholder of record is redeeming more than $250,000 or 1.00% of a Fund's total net assets, whichever is less, during any 90-day period. In the opinion of the Corporation's management, however, the amount of a redemption request would have to be significantly greater than $250,000 before a redemption wholly or partly in portfolio securities would be made.

Cancellation of purchase orders for shares of any Fund (as, for example, when checks submitted to purchase shares are returned unpaid) cause a loss to be incurred when the NAV of that Fund's shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and that Fund may reimburse shares from any account registered in that shareholder's name, or by seeking other redress. If that Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make that Fund whole.

To minimize expenses, a Fund reserves the right to redeem, upon not less than 30 days' notice, all shares of a Fund in an account (other than an IRA) which as a result of shareholder redemption has a value below $500 and has reserved the ability to raise this amount to up to $10,000. However, a shareholder will be allowed to make additional investments prior to the date fixed for redemption to avoid liquidation of the account.

Each of the Funds Class AAA and Class A Share classes imposes a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares within 60 days or less after the purchase date. This fee is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee is not a sales charge (load) and it will be paid directly to the Fund.


                        DETERMINATION OF NET ASSET VALUE

NAV is calculated separately for each class of the Corporation. The NAV of Class B and Class C shares of the Funds will generally be lower than the NAV of Class A or Class AAA shares as a result of the higher distribution-related fee to which Class B and Class C shares are subject. It is expected, however, that the NAV per share of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.



For purposes of determining each of the Fund's NAV per share, readily marketable portfolio securities (including options and futures) traded on a market where trades are reported contemporaneously are valued, except as indicated below, at the last sale or a market's official closing price reflected at the close of the regular trading session of the principal market occurring as of or prior to the time and day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the average of the closing bid and asked price on the principal market for such security on such day. If no asked prices are quoted on such day, then the security is valued at the closing bid price on the principal market for such security on such day. If no bid or asked prices are quoted on such day, then the security is valued at the most recently available price, or if the Board so determines, by such method as the Board of Directors shall determine in good faith to reflect its fair market value.



All other readily marketable securities are valued at the latest average of the bid and asked price obtained from a pricing service or a dealer maintaining an active market in such security. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges.

Short-term debt instruments having 60 days or less remaining until maturity are valued at amortized cost from the later of purchase date or valuation on the 61st day prior to maturity. Other debt obligations (including convertible debt) for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. The Funds may obtain valuations on the basis of prices provided by a pricing service approved by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors designed to reflect in good faith the fair value of such securities.

In addition, whenever developments in one or more securities markets after the close of the principal markets for one or more portfolio securities would, if such developments had been reflected in such principal markets, have more than a minimal effect on the Funds' net asset value per share, the Funds may fair value such portfolio securities based on available market information as of the time the Funds determines their net asset value.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES

GENERAL
Each Fund has qualified and intends to qualify as a regulated investment company under Subchapter M of the Code. If so qualified, each Fund will not be subject to Federal income tax on its net investment income and net short-term capital gains, if any, realized during any fiscal year in which it distributes such income and capital gains to its shareholders.



Each Fund will determine either to distribute or to retain for reinvestment all or part of any net long-term capital gains. If any such gains are retained by any Fund, that Fund will be subject to tax on such retained amount. In that event, each Fund expects that it will designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom (1) will be required to include in income for tax purposes as long-term capital gains, its share of undistributed amount, (2) will be entitled to credit its proportionate share of the tax paid by that Fund against its Federal income tax liability and to claim refunds to the extent the credit exceeds such liability, and (3) will increase its basis in its shares of that Fund by an amount equal to the amount of undistributed capital gains included in such shareholder's gross income net of such tax.



A distribution will be treated as paid during the calendar year if it is paid during the calendar year or declared by a Fund in October, November or December of the year, payable to shareholders of record on a date during such month and paid by that Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received on December 31 of the year the distributions are declared, rather than when the distributions are received.

Under the Code, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a 4% excise tax. To avoid the tax, each Fund must distribute during each calendar year, an amount equal to at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses for the twelve-month period ending on October 31 of the calendar year, (unless an election is made by a fund with a November or December year-end to use the Fund's fiscal year) and (3) all ordinary income and net capital gains for previous years that were not previously distributed.


On December 31, 2002 the Global Convertible Securities Fund's unused capital loss carryforwards were approximately $1,730,348. For federal income tax purposes, this amount is available to be applied against future capital gains of the Global Convertible Securities Fund that are realized prior to the expiration of the applicable carryforward. $724,273 of the loss carryforward is available through 2009; and $1,006,075 is available through 2010.

On December 31, 2002 the Global Growth Fund's unused capital loss carryforwards were approximately $88,789,161. For federal income tax purposes, this amount is available to be applied against future capital gains of the Global Growth Fund that are realized prior to the expiration of the applicable carryforward. $48,819,742 of the loss carryforward is available through 2009; and $39,969,419 is available through 2010.

On December 31, 2002 the Global Opportunity Fund's unused capital loss carryforwards were approximately $5,039,597. For federal income tax purposes, this amount is available to be applied against future capital gains of the Global Opportunity Fund that are realized prior to the expiration of the applicable carryforward. $3,134,793 of the loss carryforward is available through 2009; and $1,904,804 is available through 2010.

On December 31, 2002 the Global Telecommunications Fund's unused capital loss carryforwards were approximately $43,239,126. For federal income tax purposes, this amount is available to be applied against future capital gains of the Global Telecommunications Fund that are realized prior to the expiration of the applicable carryforward. $12,970,427 of the loss carryforward is available through 2009; and $30,268,699 is available through 2010.


Gains or losses on the sales of securities by each Fund will be long-term capital gains or losses if the securities have been held by the Fund for more than twelve months. Gains or losses on the sale of securities held for twelve months or less will be short-term capital gains or losses.

Certain options, futures contracts and options on futures contracts are "section 1256 contracts". Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by each Fund at the end of each taxable year are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss.

Hedging transactions undertaken by each Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by each Fund. In addition, losses realized by each Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, each Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections accelerate the recognition of gains or losses from the affected straddle positions. Because application of the straddle rules may affect the character of gains or losses, defer losses and/ or accelerate the recognition of gains or losses from the affected straddle positions, and require the capitalization of interest expense, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.

The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts and options on futures contracts.

DISTRIBUTIONS
Distributions of investment company taxable income (which includes taxable interest income and the excess of net short-term capital gains over long-term capital losses) are taxable to a U.S. shareholder as ordinary income, whether paid in cash or in additional Fund shares. Dividends paid by a Fund will qualify for the 70% deduction for dividends received by corporations to the extent the Fund's income consists of qualified dividends received from U.S. corporations. Distributions of net capital gain (which consist of the excess of long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gain, whether paid in cash or in shares, and are not eligible for the dividends received deduction. Shareholders receiving distributions in the form of newly issued shares will have a basis in such shares of the Fund equal to the fair market value of such shares on the distribution date. If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution may be taxable even though it represents a return of invested capital. The price of shares purchased at any time may reflect the amount of a forthcoming distribution. Those purchasing shares just prior to a distribution will receive a distribution which will be taxable to them, even though the distribution represents in part a return of invested capital.



SALES OF SHARES
Upon a sale or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be long-term, if the shareholder's holding period for the shares is more than twelve months. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a 61-day period beginning 30 days before and ending 30 days after the date the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.



Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of net capital gain received by the shareholder with respect to such shares.

If a shareholder (i) incurs a sales load charge in acquiring shares in a Fund and, by reason of incurring such charge or acquiring the shares, acquires the right to acquire shares of one or more regulated investment companies without the payment of a load charge or with the payment of a reduced load charge (a "reinvestment right") and (ii) disposes of the Fund shares before the 91st day after the date on which the shares were acquired and subsequently acquires shares in the Fund or in another regulated investment company whereby the otherwise applicable load charge is reduced by reason of the reinvestment right, then the original load charge will not be taken into account for the purposes of determining the shareholder's gain or loss on the disposition (to the extent the original load charge does not exceed the reduction in the subsequent load charge). To the extent such charge is not taken into account in determining the amount of gain or loss, the charge will be treated as incurred in connection with the subsequently acquired shares and will have a corresponding effect on the shareholder's basis in such shares.



BACKUP WITHHOLDING
The Corporation may be required to withhold Federal income tax at a rate of 30% (29% in 2004) on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's Federal income tax liability.



FOREIGN WITHHOLDING TAXES
Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the rate of foreign tax in advance since the amount of the Funds' assets to be invested in various countries is not known. Because each Fund will not have more than 50% of its total assets invested in securities of foreign governments or corporations, the Funds will not be entitled to "pass-through" to shareholders the amount of foreign taxes paid by the Funds.

CORPORATE MATTERS
The Corporation reserves the right to create and issue a number of series shares, in which case the shares of each series would participate equally in the earnings, dividends, and assets of the particular series and would vote separately to approve management agreements or changes in investment policies, but shares of all series would vote together in the election or selection of Directors, principal underwriters and auditors and on any proposed material amendment to the Corporation's Certificate of Incorporation.

Upon liquidation of the Corporation or any series, shareholders of the affected series would be entitled to share pro rata in the net assets of their respective series available for distribution to such shareholders.

                       INVESTMENT PERFORMANCE INFORMATION

From time to time, the Fund may quote its performance in advertisements or in reports and other communications to shareholders.

AVERAGE ANNUAL TOTAL RETURN

The Fund may advertise its "average annual total return" over various periods of time. Total return figures show the average percentage change in value of an investment in the class from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the shares and assume that any income dividends and/or capital gains distributions made by the Fund with respect to a class during the period were reinvested in the shares of that class. Figures will be given for the recent one-, five- and ten-year periods, or for the life of the Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as on a year-by-year basis. When considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total returns for any one year in the period might have been greater or less than the average for the entire period. The Fund's "average annual total return" figures are computed according to formulas prescribed by the SEC.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES) for a specified period of time is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount, assuming redemption at the end of the period. This calculation assumes a complete redemption of the investment. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.
The formula can be expressed as follows:

                                    P(1+T)n =        ERV

Where:   P        =        a hypothetical initial payment of $1,000.
         T        =        average annual total return.
         n        =        number of years.
         ERV      =        Ending Redeemable Value of a hypothetical  $1,000
                           investment made
at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The Fund advertises its "average annual total return - after taxes on distributions" for a class of shares by computing such return by determining the average annual compounded rate of return after taxes on distributions during specified periods that equates the initial amount invested to the ending value after taxes on distributions but not after taxes on redemption according to the following formula:


                                    P(1 + T)N  = ATVD

Where:            P =      a hypothetical initial payment of $1, 000.
                  T =      average annual total return (after taxes on
                           distributions).
                  n=       number of years.
               ATVD =      the  ending  value of a  hypothetical  $1,000 payment
                           made at the beginning of the 1-, 5-, or 10 year periods at the end of the 1-, 5-, or 10 year periods
                           (or fractional portion), after taxes on distributions but not after taxes on redemption.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g. ordinary income rate for ordinary income distributions, short term capital gain rate for short term capital gain distributions and long term capital gain rate for long term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the effect of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes).

The Fund advertises its "average annual total return-after taxes on distributions and redemption" for a class of shares by computing such return by determining the average annual compounded rate of return after taxes on distributions and redemption during specific periods that equates the initial amount invested to the ending value after taxes on distributions and redemption according to the following formula:

                                    P(1+T)N  = ATVDR

Where:            P =       a hypothetical initial payment of $1,000.
                  T =       average annual total return (after taxes on
                            distributions and redemption).
                  n =       number of years.
             ATVDR  =       the  ending  value of a hypothetical  $1,000 payment
                            made at the  beginning  of the 1-,  5-,  or  10-year
                            periods at the end of the 1-, 5-, or 10 year periods
                            (or    fractional    portion),    after   taxes   on
                            distributions and redemption.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS) for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable to the relevant class at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g. ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the effect of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g. state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g. short-term or long-term).

The Fund's average annual total returns for each class of shares were as follows for the periods indicated through December 31, 2002:


                    AVERAGE ANNUAL TOTAL RETURNS-BEFORE TAXES
                    -----------------------------------------

FUND NAME/CLASS NAME                                       PAST             PAST              SINCE
(INITIAL OFFERING DATE)                                    ONE YEAR         FIVE YEARS        INCEPTION
                                                           --------         ----------        ---------

GLOBAL TELECOMMUNICATIONS
Class AAA (11/1/93)                                        (29.58)%         (1.29)%           5.32%
Class A (3/1/00) +                                         (33.59)%         N/A               5.99%
Class B (3/1/00) ++                                        (30.08)%         N/A               5.79%
Class C (3/1/00) ++                                        (30.10)%         N/A               5.78%

GLOBAL GROWTH
Class AAA (2/7/94)                                         (24.79)%         (0.13)%           6.86%
Class A (3/1/00) +                                         (29.14)%         N/A               7.56%
Class B (3/1/00) ++                                        (25.36)%         N/A               7.36%
Class C (3/1/00) ++                                        (25.43)%         N/A               7.32%

GLOBAL OPPORTUNITY
Class AAA (5/11/98)                                        (11.48)%         N/A               1.55%
Class A (3/1/00) +                                         (16.41)%         N/A               0.27%
Class B (3/1/00) ++                                        (12.00)%         N/A               1.22%
Class C (11/23/01) ++                                      (10.98)%         N/A               2.24%

GLOBAL CONVERTIBLE SECURITIES
Class AAA (2/3/94)                                         (4.85)%          3.11%             4.14%
Class A (5/2/01) +                                         (10.20)%         N/A               2.90%
Class B (3/28/01) ++                                       (5.56)%          N/A               2.71%
Class C (11/26/01) ++                                      (5.27)%          N/A               1.92%
--------------------

+        Includes the effect of the initial 5.75% sales charge.
++       Includes the effect of any contingent deferred sales charge.



FUND NAME/CLASS NAME                                       PAST             PAST              SINCE
(INITIAL OFFERING DATE)                                    ONE YEAR         FIVE YEARS        INCEPTION
-----------------------                                    --------         ----------        ---------

GLOBAL TELECOMMUNICATIONS
Class AAA (11/1/93)                                        (29.58)%         0.58%             5.99%
Class A (3/1/00)                                           (29.53)%         N/A               6.01%
Class B (3/1/00)                                           (30.08)%         N/A               5.79%
Class C (3/1/00)                                           (30.10)%         N/A               5.78%

GLOBAL GROWTH
Class AAA (2/7/94)                                         (24.79)%         (0.13)%           7.56%
Class A (3/1/00)                                           (24.82)%         N/A               7.57%
Class B (3/1/00)                                           (25.36)%         N/A               7.36%
Class C (3/1/00)                                           (25.43)%         N/A               7.32%

GLOBAL OPPORTUNITY
Class AAA (5/11/98)                                        (11.48)%         N/A               1.55%
Class A (3/1/00)                                           (11.31)%         N/A               1.56%
Class B (3/1/00)                                           (12.00)%         N/A               1.22%
Class C (11/23/01)                                         (10.98)%         N/A               (2.24)%

GLOBAL CONVERTIBLE SECURITIES
Class AAA (2/3/94)                                         (4.85)%          3.11%             4.14%
Class A (5/2/01)                                           (4.73)%          N/A               3.59%
Class B (3/28/01)                                          (5.56)%          N/A               2.71%
Class C (11/26/01)                                         (5.27)%          N/A               1.92%
--------------------
Returns Do Not Reflect Sales Charge (Load).


                             AVERAGE ANNUAL TOTAL RETURNS-AFTER TAXES ON DISTRIBUTIONS
                             ---------------------------------------------------------

FUND NAME/CLASS NAME                                       PAST             PAST              SINCE
(INITIAL OFFERING DATE)                                    ONE YEAR         FIVE YEARS        INCEPTION
                                                           --------         ----------        ---------

GLOBAL TELECOMMUNICATIONS
Class AAA (11/1/93)                                        (29.58)%         (1.44)%           4.08%
Class A (3/1/00) +                                         (33.59)%         N/A               3.41%
Class B (3/1/00) ++                                        (30.08)%         N/A               3.89%
Class C (3/1/00) ++                                        (30.10)%         N/A               3.88%

GLOBAL GROWTH
Class AAA (2/7/94)                                         (24.79)%         (1.28)%           5.84%
Class A (3/1/00) +                                         (29.14)%         N/A               5.08%
Class B (3/1/00) ++                                        (25.36)%         N/A               5.57%
Class C (3/1/00) ++                                        (25.43)%         N/A               5.53%



GLOBAL OPPORTUNITY
Class AAA (5/11/98)                                        (11.48)%         N/A               0.04%
Class A (3/1/00) +                                         (16.41)%         N/A               0.05%
Class B (3/1/00) ++                                        (12.00)%         N/A               (0.22)%
Class C (11/23/01) ++                                      (10.98)%         N/A               (2.24)

GLOBAL CONVERTIBLE SECURITIES
Class AAA (2/3/94)                                         (5.05)%          1.68%             2.26%
Class A (5/2/01) +                                         (10.39)%         N/A               1.44%
Class B (3/28/01) ++                                       (5.76)%          N/A               1.13%
Class C (11/26/01) ++                                      (5.47)%          N/A               0.36%
--------------------
+        Includes the effect of the initial 5.75% sales charge.
++       Includes the effect of any contingent deferred sales charge.


FUND NAME/CLASS NAME                                       PAST             PAST              SINCE
(INITIAL OFFERING DATE)                                    ONE YEAR         FIVE YEARS        INCEPTION
                                                           --------         ----------        ---------

GLOBAL TELECOMMUNICATIONS
Class AAA (11/1/93)                                        (29.58)%        (1.44)%            4.08%
Class A (3/1/00)                                           (29.53)%         N/A               3.41%
Class B (3/1/00)                                           (30.08)%         N/A               3.89%
Class C (3/1/00)                                           (30.10)%         N/A               3.88%

GLOBAL GROWTH
Class AAA (2/7/94)                                         (24.79)%        (1.28)%            5.84%
Class A (3/1/00)                                           (24.82)%         N/A               5.79%
Class B (3/1/00)                                           (25.36)%         N/A               5.57%
Class C (3/1/00)                                           (25.43)%         N/A               5.53%

GLOBAL OPPORTUNITY
Class AAA (5/11/98)                                        (11.48)%         N/A               0.04%
Class A (3/1/00)                                           (11.31)%         N/A               0.05%
Class B (3/1/00)                                           (12.00)%         N/A              (0.22)%
Class C (11/23/01)                                         (10.98)%         N/A              (2.24)%

GLOBAL CONVERTIBLE SECURITIES
Class AAA (2/3/94)                                         (5.05)%          1.68%             2.26%
Class A (5/2/01)                                           (4.92)%          N/A               2.11%
Class B (3/28/01)                                          (5.76)%          N/A               1.13%
Class C (11/26/01)                                         5.47%            N/A               0.36%
--------------------
Returns Do Not Reflect Sales Charge (Load).



                  AVERAGE ANNUAL TOTAL RETURNS-AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS
                  -------------------------------------------------------------------------

FUND NAME/CLASS NAME                                       PAST             PAST              SINCE
(INITIAL OFFERING DATE)                                    ONE YEAR         FIVE YEARS        INCEPTION
                                                           --------         ----------        ---------

GLOBAL TELECOMMUNICATIONS
Class AAA (11/1/93)                                        (23.67)%         (0.69)%           4.80%
Class A (3/1/00) +                                         (26.87)%         N/A               4.80%
Class B (3/1/00) ++                                        (26.86)%         N/A               4.65%
Class C (3/1/00) ++                                        (24.64)%         N/A               4.65%

GLOBAL GROWTH
Class AAA (2/7/94)                                         (19.83)%         (0.16)%           6.02%
Class A (3/1/00) +                                         (23.32)%         N/A               5.96%
Class B (3/1/00) ++                                        (23.27)%         N/A               5.79%
Class C (3/1/00) ++                                        (20.94)%         N/A               5.76%

GLOBAL OPPORTUNITY
Class AAA (5/11/98)                                        (9.18)%          N/A               0.91%
Class A (3/1/00) +                                         (13.13)%         N/A               0.90%
Class B (3/1/00) ++                                        (13.12)%         N/A               0.69%
Class C (11/23/01) ++                                      (9.50)%          N/A              (1.78)%

GLOBAL CONVERTIBLE SECURITIES
Class AAA (2/3/94)                                         (1.10)%          (3.24)%           3.29%
Class A (5/2/01) +                                         (5.54)%          N/A               2.80%
Class B (3/28/01) ++                                       (4.84)%          N/A               2.13%
Class C (11/26/01) ++                                      (2.08)%          N/A               1.40%
--------------------
+        Includes the effect of the initial 5.75% sales charge.
++       Includes the effect of any contingent deferred sales charge.


FUND NAME/CLASS NAME                                       PAST             PAST              SINCE
(INITIAL OFFERING DATE)                                    ONE YEAR         FIVE YEARS        INCEPTION
                                                           --------         ----------        ---------

GLOBAL TELECOMMUNICATIONS
Class AAA (11/1/93)                                        (23.67)%         (0.69)%           4.80%
Class A (3/1/00)                                           (23.63)%         N/A               4.21%
Class B (3/1/00)                                           (26.86)%         N/A               4.65%
Class C (3/1/00)                                           (24.64)%         N/A               4.65%

GLOBAL GROWTH
Class AAA (2/7/94)                                         (19.83)%         (0.16)%           6.02%
Class A (3/1/00)                                           (19.86)%         N/A               5.35%
Class B (3/1/00)                                           (23.27)%         N/A               5.79%
Class C (3/1/00)                                           (20.94)%         N/A               5.76%



GLOBAL OPPORTUNITY
Class AAA (5/11/98)                                        (9.18)%          N/A               0.91%
Class A (3/1/00)                                           (9.05)%          N/A              (0.13)%
Class B (3/1/00)                                           (13.12)%         N/A               0.69%
Class C (11/23/01)                                         (9.50)%          N/A              (1.78)%

GLOBAL CONVERTIBLE SECURITIES
Class AAA (2/3/94)                                         (1.10)%          (3.24)%           3.29%
Class A (5/2/01)                                           (1.00)%          N/A               2.23%
Class B (3/28/01)                                          (4.84)%          N/A               2.13%
Class C (11/26/01)                                         (2.08)%          N/A               1.40%
--------------------
Returns Do Not Reflect Sales Charge (Load).




                        DESCRIPTION OF THE FUNDS' SHARES

The Corporation was organized as a Maryland corporation on July 16, 1993. Its authorized capital stock consists of one billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Corporation is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of the Fund's shares to replace its Directors. The Corporation's Board of Directors is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional portfolio.

There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at NAV, at the option of the shareholder.

The Corporation sends semi-annual and audited annual reports to all shareholders which include lists of portfolio securities and each Fund's financial statements, which shall be audited annually. Unless a shareholder otherwise specifically requests in writing, a Fund may send a single copy of prospectuses and reports to shareholders to all accounts at the same address. The shares of each Fund has noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the Directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Directors. Unless specifically requested by an investor who is a shareholder of record, each of the Funds do not issue certificates evidencing shares.


INFORMATION FOR SHAREHOLDERS
All shareholder inquiries regarding administrative procedures including the purchase and redemption of shares should be directed to the Distributor, Gabelli & Company, Inc., One Corporate Center, Rye, New York 10580-1422. For assistance, call 800-GABELLI (800-422-3554) or through the internet at www.gabelli.com.

                              FINANCIAL STATEMENTS

Each Fund's Financial Statements for the fiscal period ended December 31, 2002, including the report of Grant Thornton LLP, independent auditors, are incorporated by reference to each Fund's Annual Report. Each Fund's Annual Report is available upon request and without charge by calling the number printed above. Grant Thornton LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

                            PART C: OTHER INFORMATION
Item 23.  EXHIBITS

          (a) Articles of Incorporation, as amended, dated July 1,1993, of the Registrant are incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed with the SEC via Edgar on April 13, 1998 (Accession No. 0000950152-98-003200)("Post-Effective Amendment No. 8").

                  Articles of Amendment, dated January 11, 2000, is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement as filed with the SEC via EDGAR on March 9, 2000 (Accession No. 0000927405-00-000084)
                  ("Post-Effective Amendment No. 11").

                  Articles Supplementary, dated February 28, 2000, for The Gabelli Global Telecommunications Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Articles Supplementary, dated February 28, 2000, for The Gabelli Global Growth Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Articles Supplementary, dated February 28, 2000, for The Gabelli Global Opportunity Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Articles Supplementary, dated February 28, 2000, for The Gabelli Global Convertible Securities Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Articles of Amendment, with respect to The Gabelli Global Growth Fund, dated January 12, 2000, is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement as filed with the SEC via EDGAR on May 1, 2001 (Accession No. 0000935069-01-500096)("Post-Effective
                  Amendment No. 12").

         (b)      Registrant's   By-Laws  are   incorporated   by  reference  to
                  Post-Effective Amendment No. 8.

         (c)      Not Applicable.

         (d) Investment Advisory Agreement between Registrant and Gabelli Funds, Inc., dated September 23, 1993, on behalf of The Gabelli Global Telecommunications Fund, The Gabelli Global Entertainment and Media Fund and The Gabelli Global Growth Fund, are incorporated by reference to Post-Effective Amendment No. 8.

                  Amendment No. 1 to Investment Advisory Agreement, dated November 17, 1999, between Registrant and Gabelli Funds, LLC, on behalf of The Gabelli Global Telecommunications Fund, The Gabelli Global Entertainment and Media Fund and The Gabelli Global Opportunity Fund (formerly known as The Gabelli Global Growth Fund), is incorporated by reference to Post-Effective Amendment No. 12.

                  Investment Advisory Agreement between Registrant and Gabelli Funds, Inc., dated January 18, 1994, on behalf of The Gabelli Global Interactive Couch Potato(R) Fund, is incorporated by reference to Post-Effective Amendment No. 8.

                  Amendment No. 1 to Investment Advisory Agreement dated November 17, 1999, between Registrant and Gabelli Funds, LLC on behalf of The Gabelli Global Interactive Couch Potato(R) Fund, is incorporated by reference to Post-Effective Amendment No. 12.

                  Investment Advisory Agreement between Registrant and Gabelli Funds, Inc., dated January 18, 1994, on behalf of The Gabelli Global Convertible Securities Fund, is incorporated by reference to Post-Effective Amendment No. 8.

                  Amendment No. 1 to Investment Advisory Agreement, dated November 17, 1999, between Registrant and Gabelli Funds, LLC, on behalf of The Gabelli Global Convertible Securities Fund, is incorporated by reference to Post-Effective Amendment No. 12.

                  Contractual Management Fee Waiver and Expense Reimbursement Agreement, dated January 1, 2003, with respect to The Gabelli Global Opportunity Fund, is fixed herewith.

         (e) Amended and Restated Distribution Agreement between Registrant and Gabelli & Company, Inc., dated February 28, 2000, on behalf of The Gabelli Global Telecommunications Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Amended and Restated Distribution Agreement between Registrant and Gabelli & Company, Inc., dated February 28, 2000, on behalf of The Gabelli Global Growth Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Amended and Restated Distribution Agreement between Registrant and Gabelli & Company, Inc., dated February 28, 2000, on behalf of The Gabelli Global Opportunity Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Amended and Restated Distribution Agreement between Registrant and Gabelli & Company, Inc., dated February 28, 2000, on behalf of The Gabelli Global Convertible Securities Fund is incorporated by reference to Post-Effective Amendment No. 11.

         (f)      Not Applicable.

         (g) Amended and Restated Master Custodian Agreement, between the Registrant and State Street Bank & Trust Company ("State Street"), dated July 2, 2001, is incorporated by reference to Post-Effective Amendment No. 13. to the Registration Statement as filed with the SEC via EDGAR on May 1, 2002 (Accession No. 0000935069-02-000405) ("Post-Effective Amendment No. 13").

         (h) Transfer Agency Agreement, dated September 23, 1993, is incorporated by reference to Post-Effective Amendment No. 8.

         (i) Opinion and Consent of Counsel is incorporated by reference to Post-Effective Amendment No. 11.


         (j) Consent of Grant Thornton LLP, Independent Auditors is filed herewith.

                  Powers of Attorney for Mario J. Gabelli, Felix J. Christiana, Anthony J. Colavita, John D. Gabelli, Karl Otto Pohl, Werner
                  J. Roeder and Anthonie C. van Ekris, dated November 1, 2000, are incorporated by reference to Post-Effective Amendment No. 12.

                  Powers of Attorney for E. Val Cerutti and Arthur V. Ferrara, dated December 3, 2001, are incorporated by reference to Post-Effective Amendment No. 13.

         (k)      Not Applicable.

         (l) Agreements with Initial Shareholder is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement as filed with the SEC on January 5, 1994.

                  Purchase Agreement, dated February 28, 2000, with respect to Class A Shares of The Gabelli Global Telecommunications Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Purchase Agreement, dated February 28, 2000, with respect to Class B Shares of The Gabelli Global Telecommunications Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Purchase Agreement, dated February 28, 2000, with respect to Class C Shares of The Gabelli Global Telecommunications Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Purchase Agreement, dated February 28, 2000, with respect to Class A Shares of The Gabelli Global Growth Fund incorporated by reference to Post-Effective Amendment No. 11.

                  Purchase  Agreement,  dated February 28, 2000, with respect to
                  Class  B  Shares  of  The  Gabelli   Global   Growth  Fund  is
                  incorporated by reference to Post-Effective Amendment No. 11.

                  Purchase  Agreement,  dated February 28, 2000, with respect to
                  Class  C  Shares  of  The  Gabelli   Global   Growth  Fund  is
                  incorporated by reference to Post-Effective Amendment No. 11.

                  Purchase Agreement, dated February 28, 2000, with respect to Class A Shares of The Gabelli Global Opportunity Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Purchase Agreement, dated February 28, 2000, with respect to Class B Shares of The Gabelli Global Opportunity Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Purchase Agreement, dated February 28, 2000, with respect to Class C Shares of The Gabelli Global Opportunity Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Purchase Agreement, dated February 28, 2000, with respect to Class A Shares of The Gabelli Global Convertible Securities Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Purchase Agreement, dated February 28, 2000, with respect to Class B Shares of The Gabelli Global Convertible Securities Fund is incorporated by reference to Post-Effective Amendment No. 11.

                  Purchase Agreement, dated February 28, 2000, with respect to Class C Shares of The Gabelli Global Convertible Securities Fund is incorporated by reference to Post-Effective Amendment No. 11.

          (m) Amended and Restated Plan of Distribution pursuant to Rule 12b-1, with respect to Class AAA Shares, between Registrant and Gabelli & Company Inc., dated November 17, 1999, on behalf of The Gabelli Global Telecommunications Fund, The Gabelli Global Interactive Coach Potato(R) Fund, The Gabelli Global Convertible Securities Fund and The Gabelli Global Opportunity Fund is incorporated by reference to Post-Effective Amendment No. 12.

                  Plan of Distribution pursuant to Rule 12b-1, with respect to Class A Shares, between Registrant and Gabelli & Company Inc., dated November 17, 1999, on behalf of The Gabelli Global Telecommunications Fund, The Gabelli Global Interactive Coach Potato(R) Fund, The Gabelli Global Convertible Securities Fund and The Gabelli Global Opportunity Fund is incorporated by reference to Post-Effective Amendment No. 12.

                  Plan of Distribution pursuant to Rule 12b-1, with respect to Class B Shares, between Registrant and Gabelli & Company Inc., dated November 17, 1999, on behalf of The Gabelli Global Telecommunications Fund, The Gabelli Global Interactive Coach Potato(R) Fund, The Gabelli Global Convertible Securities Fund and The Gabelli Global Opportunity Fund is incorporated by reference to Post-Effective Amendment No. 12.

                  Plan of Distribution pursuant to Rule 12b-1, with respect to Class C Shares between Registrant and Gabelli & Company Inc., dated November 17, 1999, on behalf of The Gabelli Global Telecommunications Fund, The Gabelli Global Interactive Coach Potato(R) Fund, The Gabelli Global Convertible Securities Fund and The Gabelli Global Opportunity Fund is incorporated by reference to Post-Effective Amendment No. 12.

         (n) Amended and Restated Rule 18f-3 Multi-Class Plan, with respect to The Gabelli Global Telecommunications Fund, is incorporated by reference to Post-Effective Amendment No. 11.

                  Amended and Restated Rule 18f-3 Multi-Class Plan, with respect to The Gabelli Global Opportunity Fund, is incorporated by reference to Post-Effective Amendment No. 11.

                  Amended and Restated Rule 18f-3 Multi-Class Plan, with respect
                  to  The  Gabelli  Global  Growth  Fund,  is   incorporated  by
                  reference to Post-Effective Amendment No. 11.

                  Amended and Restated Rule 18f-3 Multi-Class Plan, with respect
                  to  The  Gabelli  Global   Convertible   Securities  Fund,  is
                  incorporated by reference to Post-Effective Amendment No. 11.

(o)               Not Applicable.

(p) Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Investors, Inc., Gabelli & Company, Inc., Gabelli Advisers, Inc. and Gabelli Fixed Income LLC is incorporated by reference to Post-Effective Amendment No. 12.

Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 25.          INDEMNIFICATION

                  The basic effect of the respective indemnification provisions of the Registrant's By-Laws, the Investment Advisory Agreements with Gabelli Funds, LLC for each Fund of The Gabelli Global Series Funds, Inc. and Section 2-418 of the Maryland General Corporation Law is to indemnify each officer and director of both the Registrant and Gabelli Funds, LLC to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant and the investment advisor and distributor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 26.          BUSINESS AND OTHER CONNECTIONS OF  THE INVESTMENT ADVISER

                  Gabelli Funds, LLC (the "Adviser") is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

                  The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two fiscal years, is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).

Item 27.          PRINCIPAL UNDERWRITER

         (a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., Gabelli Equity Series Funds, Inc., Gabelli Gold Fund, Inc, The Gabelli Growth Fund, Gabelli International Growth Fund, Inc., Gabelli Investor Funds, Inc., The Gabelli Mathers Fund, The Gabelli Money Market Funds, Ned Davis Research Funds, The Treasurer's Fund, Inc., The Gabelli Utilities Fund, The Gabelli Value Fund Inc. and The Gabelli Westwood Funds.

         (b) The information required by this Item 27 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

         (c)      Not Applicable.

Item 28.          LOCATION OF ACCOUNTS AND RECORDS

                  All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

              1.  Gabelli Funds, LLC
                  One Corporate Center
                  Rye, New York 10580-1422

              2.  PFPC Inc.
                  101 Federal Street
                  Boston, Massachusetts 02110

              3.  PFPC Inc.
                  760 Moore Road
                  King of Prussia, Pennsylvania 19406

              4.  State Street Bank and Trust Company
                  One Heritage Drive
                  North Quincy, Massachusetts 02171

              5.  Boston Financial Data Services, Inc.
                  Two Heritage Drive
                  North Quincy, Massachusetts 02171

Item 29.          MANAGEMENT SERVICES

                  Not Applicable.

Item 30.          UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI GLOBAL SERIES FUNDS, INC., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York, on the 1st day of May, 2003.

                              GABELLI GLOBAL SERIES FUNDS, INC.


                              By: /S/BRUCE N. ALPERT
                                  -----------------------------------
                                  Bruce N. Alpert
                                  President

--------------------------------------------------------------------------------
Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 14 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                      TITLE                         DATE

MARIO J. GABELLI*              Chairman of the Board         May 1, 2003
----------------------------
Mario J. Gabelli

/S/ BRUCE N. ALPERT            President                     May 1, 2003
----------------------------
Bruce N. Alpert

/S/ GUS A. COUTSOUROS          Treasurer                     May 1, 2003
----------------------------
Gus A. Coutsouros

JOHN D. GABELLI*               Director                      May 1, 2003
----------------------------
John D. Gabelli

E. VAL CERUTTI*                Director                      May 1, 2003
----------------------------
E. Val Cerutti

ANTHONY J. COLAVITA*           Director                      May 1, 2003
----------------------------
Anthony J. Colavita

ARTHUR V. FERRARA*             Director                      May 1, 2003
----------------------------
Arthur V. Ferarra

KARL OTTO POHL*                Director                      May 1, 2003
----------------------------
Karl Otto Pohl

ANTHONIE C. VAN EKRIS*         Director                      May 1, 2003
----------------------------
Anthonie C. van Ekris

WERNER ROEDER, MD*             Director                      May 1, 2003
----------------------------
Werner Roeder, MD

*By:/S/BRUCE N. ALPERT
    ------------------------
     Bruce N. Alpert
     Attorney-in-Fact

                                  EXHIBIT INDEX
                                  -------------

EXHIBIT NO.             DESCRIPTION OF EXHIBIT
-----------             ----------------------


(d)(vii)               Contractual    Management    Fee   Waiver   and   Expense
                       Reimbursement Agreement, dated January 1, 2003, with respect to the Gabelli Global Opportunity Fund.

(j)(i)                 Consent of Grant Thornton LLP, Independent Auditors.